As filed with the Securities and Exchange Commission on May 8, 1996.

                                                     Registration No. 33-99696
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  ---------

                              AMENDMENT NO. 2 TO

                                   FORM S-11
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                                  ---------
                      METROPOLITAN REALTY COMPANY, L.L.C.
            (Exact name of registrant as specified in its charter)

                                 535 Griswold
                                   Suite 748
                            Detroit, Michigan 48226
                                (313) 961-5552
             (Address of registrant's principal executive offices)

                            F. Thomas Lewand, Esq.
                            100 Renaissance Center
                                  34th Floor
                            Detroit, Michigan 48243
                                (313) 259-7777
              (Name and address of agent for service of process)
                                  ---------

                                  Copies to:
                           Barbara A. Bluford, Esq.
                         Bodman, Longley & Dahling LLP
                            100 Renaissance Center
                                  34th Floor
                            Detroit, Michigan 48243
                                (313) 259-7777
                                  ---------

Approximate date of commencement of proposed sale to the public: As soon as practicable after the Registration Statement becomes effective.

        If this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. |_|

        If this Form is a post-effective amendment file pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. |_|

        If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box. |_|

==============================================================================

        The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

==============================================================================


                      METROPOLITAN REALTY COMPANY, L.L.C.
                             Cross Reference Sheet
                   Pursuant To Item 501(b) Of Regulation S-K



                 Item Number and Caption                              Location in Prospectus
                 -----------------------                              ----------------------

1.   Forepart of Registration Statement and Outside Front       Outside Front Cover Pate of Prospectus
     Cover Page of Prospectus..............................

2.   Inside Front and Outside Back Cover Pages of Prospectus    Inside Front and Outside Back Cover Page
                                                                of Prospectus

3.   Summary Information, Risk Factors and Ratio of Earnings    Prospectus Summary; Risk Factors; The
     to Fixed Charges......................................     Company; Investment Objectives and
                                                                Policies;

4.   Determination of Offering Price.......................                      *

5.   Dilution..............................................                      *

6.   Selling Security Holders..............................                      *

7.   Plan of Distribution .................................      Outside Front Cover Page of Prospectus;
                                                                 Prospectus Summary; Plan of Distribution

8.   Use of Proceeds ......................................      Estimated Use of Proceeds

9.   Selected Financial Data ..............................      Summary Financial and Operating
                                                                 Information; Pro forma Financial
                                                                 Information; MRC, LLC Pro forma
                                                                 Condensed Balance Sheet; Selected
                                                                 Financial Data of Metropolitan Realty
                                                                 Corporation

10.  Management's Discussion and Analysis of Financial           Management's Discussion and Analysis of
     Condition and Results of Operations ..................      Financial Condition and Results of
                                                                 Operations

11.  General Information as to Registrant .................      The Company, Management of the
                                                                 Company

12.  Policy with Respect to Certain Activities ............      Investment Objectives and Policies;
                                                                 Distribution Policy

13.  Investment Policies of Registrant ....................      Investment Objectives and Policies; The
                                                                 Company; Estimated Use of Proceeds; Risk
                                                                 Factors

14.  Description of Real Estate............................                      *

15.  Operating Data .......................................                      *

16.  Tax Treatment of Registrant and Its Security Holders..      Risk Factors; Federal Income Tax
                                                                 Considerations; Considerations for Pension
                                                                 Fund Investors

17.  Market Price of and Dividends on the Registrant's           Outside Front Cover Page of Prospectus;
     Common Equity and Related Stockholder Matters ........      Distribution Policy; Capitalization

18.  Description of Registrant's Securities ...............      Description of Membership Interests

19.  Legal Proceedings ....................................                      *





                 Item Number and Caption                              Location in Prospectus
                 -----------------------                              ----------------------

20.  Security Ownership of Certain Beneficial Owners and         Security Ownership of Certain Beneficial
     Management ...........................................      Owners and Management; Certain
                                                                 Provisions of Delaware Law and the
                                                                 Company's Certificate of Formation and
                                                                 Operating Agreement

21.  Directors and Executive Officers .....................      Management of the Company

22.  Executive Compensation ...............................      Management of the Company

23.  Certain Relationships and Related Transactions .......                      *

24.  Selection, Management and Custody of Registrant's           Investment Objectives and Policies; Business
     Investments ..........................................      and Properties

25.  Policies with Respect to Certain Transactions ........      Investment Objectives and Policies; Certain
                                                                 Provisions of Delaware Law and the
                                                                 Company's Certificate of Formation and
                                                                 Operating Agreement

26.  Limitations of Liability .............................      Management of the Company

27.  Financial Statements and Information .................      Summary Financial and Operating
                                                                 Information; Pro forma Financial
                                                                 Information; MRC, LLC Pro forma
                                                                 Condensed Balance Sheet; Selected
                                                                 Financial Data of Metropolitan Realty
                                                                 Corporation

28.  Interests of Named Experts and Counsel ...............      Legal Matters, Experts

29.  Disclosure of Commission Position on Indemnification for    The Operating Agreement
     Securities Act Liabilities ...........................

*  Not Applicable

PROSPECTUS            Subject to Completion; Dated ___________________ , 1996

                                  $25,000,000
                      METROPOLITAN REALTY COMPANY, L.L.C.
                         CLASS B MEMBERSHIP INTERESTS

        Metropolitan Realty Company, L.L.C. (the "Company") is a newly organized Delaware limited liability company and is the successor to Metropolitan Realty Corporation ("MRC"). The Company is offering its Class B membership interests ("Class B Membership Interests") to create a new investment pool (the "Offering"), the proceeds of which will be segregated on the books of the Company from the existing investment pool of the Company (the "Class A Assets").

        Purchasers of Class B Membership Interests will have no rights to the benefits of the Class A Assets, such benefits belonging exclusively to the holders of the Class A Membership Interests.

        Pursuant to a Form S-4 registration statement filed by MRC under the Securities Act of 1933, as amended, concurrently with the Form S-11 registration statement of which this Prospectus forms a part, all the assets of MRC are to be acquired by the Company pursuant to an Agreement and Plan of Dissolution and Restructuring (the "Restructuring Agreement") in exchange for the Company's Class A Membership Interests (the "Class A Membership Interests") and the Company will assume all of MRC's liabilities. MRC will be dissolved and the Class A Membership Interests will be distributed to MRC's Majority Shareholders. MRC's Minority Shareholders will receive a cash payment for their shares. This Prospectus gives effect to the consummation of the transactions contemplated by the Restructuring Agreement. See "THE COMPANY -- History of the Company" and "THE OFFERING".

        The Company intends to continue the practices and policies of MRC by making Real Estate Investments which will strengthen the economy in the Detroit metropolitan area by enabling developers, business owners and other qualified borrowers to create jobs, including union jobs, to the extent permitted by law, by financing construction or rehabilitation projects. The Company will have all the powers necessary or convenient to effect that purpose, including all powers granted by the Delaware Limited Liability Company Act (the "Limited Liability Company Act"). There is no assurance that any of the objectives will be realized. The Company intends to make where possible the majority of its Real Estate Investments in Detroit, with the balance being in the eight county metropolitan region constituting Southeast Michigan. See "INVESTMENT OBJECTIVES AND POLICIES -- General".

        The Company's existence has a fixed term (December 31, 2025). The Company intends to make Real Estate Investments which mature prior to the end of the fixed term. The Company will not issue additional Class B Membership interests other than pursuant to this Offering. See "THE COMPANY". The Company will offer its Class B Membership Interests on a "best efforts" basis. See "THE OFFERING".

        There is no market for the Class B Membership Interests and the Company believes none will develop. See "RISK FACTORS". In addition, the transfer of Membership Interests is subject to certain limitations. See "DESCRIPTION OF MEMBERSHIP INTERESTS".




        See "Risk Factors," page 9 of this Prospectus, for certain factors relevant to an investment in the Class B Membership Interests, including:


        o Risks associated with a newly organized entity which has not identified any specific investments.

        o  Uncertainties concerning the control of the Company.

        o  Small investors have no voice in the management of the Company.

        o  Risks associated with the operation of a limited liability company.

        o Lack of a market for the Class B Membership Interests and the existence of substantial transfer limitations.

        o  Risk of losing partnership status.

        o  Risk of claims from creditors.

        The proceeds of this Offering will be invested in Short-term Investments until such time as the proceeds are invested in real estate loans. See "USE OF PROCEEDS". The Class B Membership Interests will be structured so that payments of principal in the investment pool will be passed through to the Class B members on an annual basis (or more frequently as determined by the Company's Managing Board), and cash income (less expenses) will be passed through on a quarterly basis. See "DISTRIBUTION POLICY". The Class B Membership Interests will terminate when the underlying mortgage loans mature or are liquidated, with the final maturity of such loans not later than the Company's fixed term.

        A membership interest means a member's share of the profits and losses of the Company and a member's right to receive distributions of the Company's assets.

        The Company does not intend to operate as an investment company and will not be registered under the Investment Company Act of 1940.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
          EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
            HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
               SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
                ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                    TO THE CONTRARY IS A CRIMINAL OFFENSE.


=====================================================================
                                                     Proceeds to
                                 Price to Public      Company(1)
---------------------------------------------------------------------
Total Minimum.................     $25,000,000        $25,000,000
Total Maximum(2)..............     $50,000,000        $50,000,000

=====================================================================

1. Before deducting expenses payable by the Company estimated at $400,000.

2. In the event subscriptions for more than $25,000,000 in Class B Membership Interests are received, the Company has registered with the Securities and Exchange Commission a total of $50,000,000 in Class B Membership Interests and has the discretion to sell (on the same terms and conditions as the other Class B Membership Interests) up to $25,000,000 additional Class B Membership Interests over and above the $25,000,000 total minimum Class B Membership Interests. This right to sell up to $25,000,000 additional Class B Membership Interests expires on the date of the termination of the Offering.


      The date of this Prospectus is ___________________________ , 1996.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

        The Company intends to be classified as a partnership for federal income tax purposes. See "THE COMPANY -- Federal Income Tax Consequences" and "FEDERAL INCOME TAX CONSIDERATIONS -- The Offering -- Taxation of the Company" and "-- Classification as a Partnership".

        Due to the fact that a large percentage of the Company's assets will be invested in Short-term Investments pending selection of the Real Estate Investments, the Company expects that the net income during its first year of operations will be lower than that anticipated for future years. See "ESTIMATED USE OF PROCEEDS".

        The Class B Membership Interests will be offered for a period of 90 days from the date of this Prospectus unless acceptable subscriptions for all Class B Membership Interests have previously been received, subject to possible extension by the Company for up to an additional 90 days (the "Offering Period"). Subscription funds will be held in escrow by _______________________, as Escrow Agent, pending receipt of acceptable subscriptions for at least $25,000,000 (the "Minimum Subscription Level"). All subscriptions are irrevocable. After the Minimum Subscription Level has been reached, the Company may elect to either close with subscribers and discontinue this Offering or defer a closing with subscribers until the end of the Offering Period. Upon completion of this Offering, the Company will close with all subscribers and will issue certificates representing the Class B Membership Interests to all subscribers and the Escrow Agent will deliver the subscription funds to the Company. If the Minimum Subscription Level has not been reached by ______________________, 1996, the Company will terminate this Offering and all funds deposited with the Escrow Agent will be returned to subscribers.

        Subscription funds held in escrow will be invested in securities issued or guaranteed by the United States Government or its agencies, bank certificates of deposit, or in other investments permitted under federal securities laws. All interest earned on subscription funds, net of escrow costs, will be allocated among the subscribers on a pro rata basis based on the amount of their subscription and the length of time their subscription funds were held in escrow and will be paid to subscribers at closing or upon termination of this Offering. The Company may suspend, limit or terminate this Offering at any time. It is expected that delivery of certificates representing the Class B Membership Interests will be made at the offices of ______________________________ on or about the third business day following the end of the Offering Period. See "PLAN OF DISTRIBUTION".

                                  ---------

        The Company will furnish to its Members an annual report containing audited financial statements with a report thereon by its independent certified public accountants, and quarterly reports containing unaudited financial information for each of the first three quarters of each fiscal year.

                               TABLE OF CONTENTS
                                                                         Page
                                                                         ----
AVAILABLE INFORMATION.................................................... -v-

PROSPECTUS SUMMARY.......................................................  1
        The Company......................................................  1
        Restructuring of MRC.............................................  1
        The Offering.....................................................  3
        Investment Objectives and Policies...............................  4
        Risk Factors.....................................................  4
        Considerations for Pension Fund Investors........................  4
        Operating Agreement..............................................  5
        Summary Financial and Operating Information......................  5
        Summary Pro Forma Financial Information..........................  5
        METROPOLITAN REALTY COMPANY, L.L.C. PRO FORMA CONDENSED
           BALANCE SHEET.................................................  6
        Summary Selected Financial Data of
           Metropolitan Realty Corporation...............................  7
        Taxation and Distributions.......................................  8

RISK FACTORS............................................................. 10
       Newly Organized Company; Unspecified Investments.................. 10
       Uncertainties Concerning Control.................................. 10
       Only Large Purchasers of Class B Membership Interests
         Select Managing Board Members................................... 10
       Limited Liability Company as an Untested Entity................... 11
       Lack of Market; Substantial Transfer Restrictions................. 11
       Adverse Consequences of Failure to Qualify as a Partnership....... 11
       Rights of creditors to reach Class B Assets....................... 11
       Competition....................................................... 12
       Purchases by Employee Benefit Plans............................... 12
       Real Estate Investment Risks...................................... 13
       Southeast Michigan Economy........................................ 13
       Potential Conflicts of Interest................................... 14
       Selection of an Advisory Company.................................. 14
       Risk of Borrowing................................................. 14

THE COMPANY.............................................................. 15
       General........................................................... 15
       History of the Company............................................ 15
       Purpose........................................................... 16
       Material Federal Income Tax Consequences.......................... 17
       Prohibition on Issuance of Additional Membership Interests ....... 17
       Restrictions on Transfer of Membership Interests.................. 17
       Assignment of Membership Interests................................ 17

                               TABLE OF CONTENTS
                                  (Continued)

                                                                         Page
                                                                         ----

               Absence of Public Market.................................. 18

THE OFFERING............................................................. 18

ESTIMATED USE OF PROCEEDS................................................ 18

PLAN OF DISTRIBUTION..................................................... 19

INVESTMENT OBJECTIVES AND POLICIES....................................... 20
       Available Proceeds................................................ 20
       Allocation of Investments Between Class A & Class B Assets........ 20
       General........................................................... 20
       Underwriting Criteria............................................. 21
       Types of Investments.............................................. 22
              Commercial Mortgage Loans.................................. 22
              Construction Loans......................................... 24
              Equity Participations...................................... 24
       Reinvestment Policy............................................... 26
       Borrowing Policies................................................ 26
       Arrangements with Advisory Company................................ 26
       Other Operating and Investment Policies........................... 27
       Prohibited Investments and Activities............................. 27
       Annual Review of Investment Policies and Advisor Performance...... 29

PRO FORMA FINANCIAL INFORMATION.......................................... 29

METROPOLITAN REALTY COMPANY, L.L.C. PRO FORMA CONDENSED
BALANCE SHEET............................................................ 30

SELECTED FINANCIAL DATA OF METROPOLITAN REALTY
CORPORATION.............................................................. 31

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION
AND RESULTS OF OPERATIONS................................................ 32
       Results of Operations of MRC at December 31, 1995................. 32
       Liquidity and Capital Resources of MRC at December 31, 1995....... 35
       Proposed Operations of the Company................................ 37
       Liquidity and Capital Resources of the Company.................... 37

SOUTHEAST MICHIGAN ECONOMY............................................... 38
       The State of Michigan............................................. 38
       Metropolitan Area of Detroit...................................... 38

                               TABLE OF CONTENTS
                                  (Continued)

                                                                        Page
                                                                        ----

       The City of Detroit............................................... 39
       Economic Information and Statistics............................... 39

BUSINESS AND PROPERTIES.................................................. 40

MANAGEMENT OF THE COMPANY................................................ 40
       Ownership and Management Structure of the Company................. 40
       Membership Interests.............................................. 42
       Member-Managers................................................... 43
       Appointment of Managing Board Members............................. 43
       Required Ownership................................................ 43
       Managing Board.................................................... 44
       Committees........................................................ 44
       Officers.......................................................... 45
       Compensation and Expense Reimbursement............................ 45
       Annual Meetings................................................... 45
       Members........................................................... 45
       Managing Board.................................................... 46
       Fiduciary Responsibility of Managing Board Members................ 46
       Limited Liability of Managing Board Members....................... 46
       Indemnification................................................... 46

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND
MANAGEMENT............................................................... 47

DESCRIPTION OF MEMBERSHIP INTERESTS...................................... 48
       Initial Class A Contributions and Members......................... 48
       Class A Capital Accounts.......................................... 49
       Initial Class B Contributions and Members......................... 49
       Class B Assets.................................................... 49
       Class B Capital Accounts.......................................... 49
       Capital Accounts and Capital Contributions in General............. 50
       Allocation of Expenses............................................ 50

DISTRIBUTION POLICY...................................................... 50

CERTAIN PROVISIONS OF DELAWARE LAW AND THE COMPANY'S
CERTIFICATE OF FORMATION AND OPERATING AGREEMENT......................... 51
       General........................................................... 51
       Federal Income Tax Classification................................. 51
       Classes of Members................................................ 51
       Meetings of Members............................................... 52

                               TABLE OF CONTENTS
                                  (Continued)

                                                                        Page
                                                                        ----

       Voting............................................................ 52
       Dissolution....................................................... 52
       Redemption........................................................ 52

MATERIAL FEDERAL INCOME TAX CONSIDERATIONS............................... 52
       The Offering...................................................... 53
       General........................................................... 53
       Taxation of the Company........................................... 53
       Minimum Gain Chargebacks and Qualified Income Offsets............. 53
       Tax Allocations With Respect To Contributed Properties............ 54
       Tax Exempt Investors.............................................. 54
       General........................................................... 54
       Fees.............................................................. 55
       Real Property Rents............................................... 55
       Debt-financed Property............................................ 55
       Dealer Property Sales............................................. 55
       Classification as Partnership..................................... 55
       Classification Standards.......................................... 56
       Publicly Traded Partnership....................................... 56
       Taxable Mortgage Pool............................................. 56
       Failure To Be Classified As Partnership........................... 57
       Other Tax Considerations.......................................... 58

CONSIDERATIONS FOR PENSION FUND INVESTORS................................ 58
       Pension Plans Subject to the Employee
         Retirement Income Security Act of
         1974............................................................ 58
       Michigan Public Employee Retirement Systems....................... 58

FINANCIAL INFORMATION.................................................... 59

LEGAL MATTERS............................................................ 59

EXPERTS.................................................................. 60

GLOSSARY................................................................. 61

APPENDIX A -- OPERATING AGREEMENT........................................ A-1

INDEX TO FINANCIAL STATEMENTS............................................ F-1

                             AVAILABLE INFORMATION


        Metropolitan Realty Company, L.L.C. (the "Company") has filed with the Securities and Exchange Commission (the "Commission") a Registration Statement on Form S-11, file number 33-99696 (the "Registration Statement") under the Securities Act of 1933, as amended (the "Securities Act"), with respect to the Offering. This Prospectus, which constitutes a part of the Registration Statement, does not contain all of the information set forth in the Registration Statement and the exhibits and schedules thereto or incorporated by reference therein. Statements made in this Prospectus as to the contents of any contract or any other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. The Registration Statement, including exhibits and schedules thereto or incorporated by reference therein can be inspected and copied at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549 and at the Commission's Midwest Regional Office, Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661- 2511. Copies of such material can also be obtained upon written request from the Public Reference Section of the Commission at Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.

        The Company will be subject to the informational requirements of the Exchange Act, and in accordance therewith will file reports and other information with the Commission. All such information can be inspected and copied at the public reference facilities maintained by the Commission and referred to above. Such reports, including proxy statements and other information can be inspected and copied at the Commission's public reference facilities noted above and at its Midwest Regional Office noted above Copies of such material can also be obtained upon written request from the Public Reference Section of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at the prescribed rates.

                              PROSPECTUS SUMMARY

        The following is a summary of certain information appearing elsewhere in this Prospectus. As this summary is necessarily incomplete, reference is made to, and this summary is qualified in its entirety by the more detailed information and financial statements appearing elsewhere in this Prospectus and the Appendices hereto. As used in this Prospectus, unless the context otherwise requires, the "Company" refers to Metropolitan Realty Company, L.L.C. after giving effect to the "Restructuring Agreement" (as defined herein) to be effectuated simultaneously with the consummation of the Offering. See the "GLOSSARY" for definitions of various terms used herein.

The Company

        The Company is a newly organized Delaware limited liability company, formed on October 23, 1995 for the purpose of acquiring the assets and carrying on the business of Metropolitan Realty Corporation, a Michigan corporation ("MRC"). MRC operates as a qualified as a real estate investment trust. Its common stock has been traded on the American Stock Exchange since November 1988. The Company's mission is to produce the highest rate of return possible while strengthening the economy in southeastern Michigan by enabling developers, business owners, and other qualified borrowers to create jobs, including union jobs, to the extent permitted by law, by financing construction or rehabilitation projects. The Company was formed for a definite term (December 31, 2025). See "THE COMPANY". The Company is offering its Class B Membership Interests only pursuant to this Offering.

        The Company's executive offices are located at Suite 748, 535 Griswold, Detroit, Michigan 48226. Its telephone number at that location is
(313) 961-5552.

        The Company has no private investments or contractual arrangement to acquire Real Estate Investments, except for investments described in amendments or supplements to this Prospectus. See "RISK FACTORS".

        There is not anticipated to be any public market for the Class B Membership Interests. The Company will register under Section 12(g) of the Exchange Act and will file periodic reports and other information with the Securities and Exchange Commission, but its membership interests will not be listed on an exchange or quoted on the National Association Securities Dealers Automated Quotation System ("NASDAQ"). See "THE COMPANY -- Absence of Public Market".

Restructuring of MRC


        On __________, 1996, all of the assets of MRC are being acquired by the Company pursuant to an Agreement and Plan of Dissolution and Restructuring (the "Restructuring Agreement"), subject to approval by the shareholders of MRC and to certain other conditions described in the Restructuring Agreement, in exchange for Class A membership interests of the Company (the "Class A Membership Interests"), and the Company will assume all of MRC's liabilities. MRC will then dissolve and the Class A Membership Interests will be distributed to MRC's shareholders who own, beneficially or of record, 50,000 shares or more of MRC common stock (the "Majority Shareholders") in liquidation (the "Restructuring"); provided, however, that holders, beneficially or of record, of fewer than 50,000 shares of MRC common stock (the "Minority Shareholders") as of May 6, 1996, or such later date as may be determined by the Executive Committee of MRC, will receive a cash payment equal to the book value of their shares as of September 30, 1995 ($9.03 per share) in lieu of the distribution of Class A Membership Interests. See "THE COMPANY -- History of the Company".


        MRC was incorporated in 1986 and upon conclusion of a public offering of common stock, its shares were listed on the America Stock Exchange. Because of the small number of shareholders, the MRC common stock is thinly traded and the price of the shares has been consistently below book value.

        The Restructuring will permit (i) MRC's shareholders which are pension funds, representing 69.2% of the outstanding shares of common stock, to carry their investment at fair value, which is expected to be closer to book value,
(ii) MRC to de-list from the American Stock Exchange and, (iii) a more flexible organizational structure will be created that will provide a vehicle for both raising additional capital and developing exit strategies for the members of the Company. See "THE COMPANY -- History of the Company".


        All assets of MRC acquired by the Company under the Restructuring Agreement (the "Class A Assets") have been segregated and are held for the exclusive benefit of the holders of Class A Membership Interests. The liabilities that the Company will assume pursuant to the Restructuring Agreement will be paid exclusively from the Class A Assets. These assets, as of December 31, 1995, are valued at $41,761,000, of which approximately $25,364,000 are invested in mortgage loans to real estate projects located in Southeastern Michigan, primarily in the Counties of Wayne and Macomb, as well as the City of Detroit. The purchasers of the Class B Membership Interests being offered hereby will be the Class B Members of the Company, and the net proceeds of the Offering will constitute the Class B Assets.

        Assuming the Restructuring Agreement had been consummated on December 31, 1995, Minority Shareholders owning a total of 116,267 shares of MRC common stock would have received cash in the aggregate of $1,049,891 for their shares in the Restructuring. The remaining MRC assets transferred to the Company would consist of the following:


          MRC Assets Transferred to the
             Company Pursuant to the
        Restructuring as of Dec. 31, 1995                  Pro forma
        ---------------------------------                  ---------

        Cash and cash equivalents                         $ 1,396,330
        Marketable securities                              13,326,733
        Mortgage notes receivable,
          net of allowance                                 25,364,328
        Other assets                                          623,619

        Total Assets                                      $40,711,010

The Offering

        The Company will offer, on a "best efforts" basis, a minimum of $25,000,000 and a maximum of $50,000,000 of Class B membership interests (the "Class B Membership Interests") in an offering to create a new investment pool, which will be segregated on the books of the Company from the existing investment pool (the "Offering"). Consummation of this Offering is contingent upon, and will occur simultaneously with, consummation of the transactions contemplated by the Restructuring Agreement. See "THE COMPANY -- History of the Company" and "THE OFFERING".

        The Class B Membership Interests will be offered for a period of 90 days from the date of this Prospectus unless acceptable subscriptions for all Class B Membership Interests have previously been received, subject to possible extension by the Company for up to an additional 90 days (the "Offering Period"). Subscription funds will be held in escrow by ________________________, as Escrow Agent, pending receipt of acceptable subscriptions for at least $25,000,000 (the "Minimum Subscription Level"). All subscriptions are irrevocable. After the Minimum Subscription Level has been reached, the Company may elect to either close with subscribers and discontinue this Offering or defer a closing with subscribers until the end of the Offering Period. Upon completion of this Offering, the Company will close with all subscribers and will issue certificates representing the Class B Membership Interests to all subscribers and the Escrow Agent will deliver the subscription funds to the Company. If the Minimum Subscription Level has not been reached by the end of the Offering Period, the Company will terminate this Offering and all funds deposited with the Escrow Agent will be returned to subscribers.

        Subscription funds held in escrow will be invested in securities issued or guaranteed by the United States Government or its agencies, bank certificates of deposit, or in other investments permitted under federal securities laws. All interest earned on subscription funds, net of escrow costs, will be allocated among the subscribers on a pro rata basis based on the amount of their subscription and the length of time their subscription funds were held in escrow and will be paid to subscribers at closing or upon termination of this Offering. The Company may suspend, limit or terminate this Offering at any time. It is expected that delivery of certificates representing the Class B Membership Interests will be made at the offices of _____________________________ on or about the third business day following the end of the Offering Period. See "PLAN OF DISTRIBUTION."

        Prior to this Offering, there has been no public market for the Class B Membership Interests. Because the investors which purchase Class B Membership Interests may purchase large amounts and may hold such interests for long-term investment, the Company believes that an active market for the interests will not develop.

        The proceeds of this Offering will be invested in Short-term Investments until such time as the proceeds are invested in real estate loans. The Class B Membership Interests will be structured so that payments of principal in the investment pool will be passed through to the Class B members on an annual basis (or more frequently as determined by the Company's Managing Board), and cash income (less expenses) will be passed through on a quarterly basis. The Class B Membership Interests will terminate when the underlying mortgage loans mature or are liquidated, with the final maturity of such loans not later than

December 31, 2025, the date the Company's existence will terminate. See "ESTIMATED USE OF PROCEEDS" and "THE OFFERING".

        There can be no assurance that this Offering will be completed. See "THE OFFERING".

Investment Objectives and Policies

        The Company intends to make Real Estate Investments which will (i) provide current income, (ii) provide the opportunity for growth in income and
(iii) protect Members' capital. There can be no assurance that any of these objectives will be realized. Real Estate Investments will be chosen on the basis of economic merit, including the availability, risk, and potential return of a prospective Real Estate Investment. The Company intends to make where possible the majority of its Real Estate Investments in Detroit, with the balance being in the eight county metropolitan region constituting Southeast Michigan. A selection of any such investments will be made only after the Company, and the advisory company, if any, have decided that a particular Real Estate Investment is as desirable to the Company as other similar alternatives based on the projected return and after taking into account levels of risk. "INVESTMENT OBJECTIVES AND POLICIES -- General".

        The Managing Board has the duty to insure that the purchase, sale, retention and disposal of the Company's assets, and the investment policies of the Company and the limitations thereon are consistent with the policies, limitations and restrictions contained in the Company's Operating Agreement which is attached as Appendix A. Except as specifically restricted in the Operating Agreement, the investment objectives and policies of the Company are controlled by the Managing Board, which has the power to modify such policies without the consent of the Members. The Operating Agreement provides that the Company shall not engage in investment practices or activities involving conflicts of interest and shall not invest in assets or receive income (to the extent of 90% of the Company's gross income), except as would be permitted for a qualified real estate investment trust under Section 856 of the Internal Revenue Code of 1986, as amended (the "Code"). See "INVESTMENT OBJECTIVES AND POLICIES -- General".

Risk Factors

        Investment in the Class B Membership Interests is subject to certain risks, including, among others, the likelihood that an active public market for the Class B Membership Interests will not develop, the lack of identified investments, the lack of geographic diversity of proposed investments and the nature of the economy in Southeast Michigan, certain real estate investment risks, potential conflicts of interest of the Members and Managing Board Members of the Company, the advisory company, if any, and their respective Affiliates, if any, and certain tax risks, including the possibility that the Company might not be able to qualify as a partnership. See "RISK FACTORS," "FEDERAL INCOME TAXATION CONSIDERATIONS" and "SOUTHEAST MICHIGAN ECONOMY".

Considerations for Pension Fund Investors


        See "RISK FACTORS -- Purchases by Employee Benefit Plans" and "CONSIDERATIONS FOR PENSION FUND INVESTORS" contained elsewhere in this Prospectus for a discussion of matters relevant to a decision by employee pension benefit plan fiduciaries and other fiduciaries to invest in the Class B Membership Interests.


Operating Agreement

        The Company's Operating Agreement governs the manner in which the Company operates. The Company is managed by its member-managers (the "Member-Managers") through a managing board (the "Managing Board"). The Member-Managers (a) are those Members with a Total Percentage Interest at least equal to the Minimum Percentage and (b) to the extent not previously taken into account, those Class A Members (but excluding their assignees) which held sufficient shares of MRC's common stock immediately prior to the initial Capital Contribution of the Class A Members to elect at least one director at an annual meeting of the shareholders of MRC, and in either case which have not declined in writing to serve as Member-Managers. A Minimum Percentage means a Total Percentage Interest which represents a positive Adjusted Capital Account Balance of $2,500,000. See "MANAGEMENT OF THE COMPANY -- Committees".

        The Managing Board will appoint an Executive Committee, an Audit Committee, and a Loan Committee. These committees will be empowered and structured in a manner substantially identical to the analogous committees which MRC has now. See "MANAGEMENT OF THE COMPANY -- Committees".

        There will be no regularly scheduled meetings of the Members of the Company. Meetings of all Members or of a class or classes of Members may be called by the Managing Board, the Executive Committee or by the Chairman of the Managing Board, and must be called upon the written request to the Managing Board of Members holding in the aggregate at least ten percent (10%) of the Total Percentage Interests of the Company or of the applicable class or classes. See "MANAGEMENT OF THE COMPANY -- Meetings of Members".

        The Company will dissolve and its affairs will be wound up on the first to occur of the following events: (a) December 31, 2025; (b) the entry of a decree of judicial dissolution, as provided under Delaware law; (c) by the consent of Members holding at least 75% of the Total Percentage Interests of the Company as a whole; (d) upon the death, retirement, resignation, expulsion, Bankruptcy, or dissolution of a Member-Manager or the occurrence of any other event that terminates the continued membership of a Member-Manager in the Company, unless, in the case of disassociation of membership described in clause (d) above, remaining Members representing either a majority of Total Percentage Interests of the Company (provided such majority represents a majority of the profit interests of the Company) or, alternatively, a majority of the Percentage Interests of each class or series, consent to the continuation of the business of the Company within 90 days after the disassociation. See "MANAGEMENT OF THE COMPANY -- Dissolution".

Summary Financial and Operating Information

                    Summary Pro Forma Financial Information

        Pursuant to the Restructuring Agreement, assuming the Restructuring occurred for balance sheet purposes on December 31, 1995, the assets and liabilities of MRC have been transferred to the Company at the amounts at which they were stated in the financial statements of MRC (the "predecessor company").

        The effect of the Restructuring on net investment income assuming the transaction occurred on January 1, 1995 is disclosed in Note 3.

        The pro forma data do not purport to be indicative of the results which would actually have been reported if the transaction had occurred on such dates or which may be reported in the future. The pro forma data should be read in conjunction with the historical financial statements of MRC and related notes to such financial statements.



                      METROPOLITAN REALTY COMPANY, L.L.C.
                       PRO FORMA CONDENSED BALANCE SHEET

                                                           Historical         Pro Forma
                                                           ----------         ---------
Cash and cash equivalents                                  $  2,446,221      $  1,396,330
Marketable securities                                        13,326,733        13,326,733
Mortgage notes receivable, net of allowance                  25,364,328        25,364,328
Other assets                                                    623,619           623,619

Total assets                                               $ 41,760,901      $ 40,711,010
                                                           ============      ============

Total liabilities                                               427,574           427,574
Shareholders' equity:
Common stock                                                     45,322                --
Additional paid-in capital                                   43,355,529                --
Unrealized holding losses on
 securities available for sale                                   47,690                --
Distributions in excess of
 net investment income                                       (2,115,214)               --

Total shareholders' equity                                   41,333,327                --

Class A Members' equity(1)                                           --        40,283,436
Class B Members' equity(2)                                           --                --
Total liabilities and shareholders'/Members' equity(3)     $ 41,760,901      $ 40,711,010
                                                           ============      ============


                                       6




---------
(1) Pursuant to the Restructuring Agreement, on the Effective Date, the assets of MRC will be transferred to MRC, LLC in exchange for Class A Membership Interests of MRC, LLC (the "Class A Membership Interests"). MRC, LLC will assume all of the liabilities of MRC. MRC will then be dissolved and the Class A Membership Interests in MRC, LLC will be distributed to certain of MRC's shareholders in liquidation. Holders of fewer than 50,000 shares of MRC (assumed to represent 116,267 shares in the aggregate) as of May 6, 1996, or such later date as may be determined by the Executive Committee of MRC, will receive, in lieu of the distribution of Class A Membership Interests in MRC, LLC, a cash payment equal to the book value of their shares as of September 30, 1995 ($9.03 per share, or $1,049,891 in the aggregate). See "THE RESTRUCTURING -- Form of the Restructuring" and "--Appraisal".

(2) MRC, LLC will simultaneously offer a minimum of $25,000,000 and a maximum of $50,000,000 in Class B membership interests (the "Class B Membership Interests") in a separate offering to create a new investment pool. No proceeds have been included related to the proposed offering of Class B Membership Interests.

(3) Using the historical yields from MRC's cash equivalents of 6.48% for the year ended December 31, 1995, the use of cash equivalents to acquire minority shares would have reduced net investment income from $1,990,203 to $1,922,170 and net investment income per share from $.44 to $.42.


                      Summary Selected Financial Data of
                        Metropolitan Realty Corporation


        The following data have been derived from financial statements that have been audited by Coopers & Lybrand L.L.P., independent accountants. The information set forth below is not necessarily indicative of the results of future operations and should be read in conjunction with the financial statements and notes thereto. All data is stated in thousands except for per share data.

                                                    Years Ended
                                                    December 31
                               --------------------------------------------------------
                                 1995        1994       1993        1992         1991
                                 ----        ----       ----        ----         ----
Statement of Operations Data:

Total income                    $ 3,764     $ 3,858      $ 3,716   $ 3,829      $ 4,135


Net investment income             1,990(1)    2,588        2,701     2,113        1,935

Net investment income per           .44(1)      .57          .60       .47          .43
share

Balance Sheet Data:

Total assets                     41,761      41,025       41,626    41,235       42,189

Shareholders' equity             41,333      40,479       41,104    40,851       41,910

Cash dividends per share(2)         .34         .63          .54       .70          .77

Book value per share               9.12        8.93         9.07      9.01         9.25

---------
(1) See "MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS" related to an increase in the allowance for loan losses in the third quarter of 1995.

(2) All dividends were ordinary income; no dividends constituted a return of capital.


Taxation and Distributions

        The Company expects to be classified as a partnership for federal income tax purposes, and as such it generally will be treated as a "pass-through" entity that is not subject to federal income tax. Items of income, deduction, gain, loss or credit generally will be allocated proportionately (based on class of membership interests) to the Company's Members, which will be treated as partners for tax purposes. The Members may be subject to tax on allocated items, without regard to whether they receive a distribution from the Company. See "THE COMPANY -- Material Federal Income Tax Consequences" and "MATERIAL FEDERAL INCOME TAX CONSIDERATIONS -- The Offering -- Taxation of the Company" and "-- Classification as a Partnership".


        The Company expects to make quarterly distributions of its Class B Cash Income to its Class B Members from time to time, as follows. The Class B Members are expected to receive a quarterly distribution of 100% of Class B Cash Income, pro rata based on their Class B Percentage Interests.

Class B Members are also expected to receive an annual distribution of 100% of the Class B Return, pro rata based on their Class B Percentage Interests, in each fiscal year commencing after the Company's fiscal year beginning January 1, 2000. All cash or cash equivalents which constitute part of the Class B Assets which have not been invested in Real Estate Investments by December 31, 1999 shall be distributed to the Class B Members, pro rata based on their Class B Percentage Interests. Distributions will be made only if the Managing Board determines in its reasonable judgment that the Company has sufficient cash on hand exceeding the current and the anticipated needs of the Company to fulfill its business purposes, and subject to certain other restrictions as provided in the Operating Agreement. See "DISTRIBUTION POLICY".

                                 RISK FACTORS

        Investment in the Class B Membership Interests is subject to certain risks. In addition to general investment risks and those factors set forth elsewhere in this Prospectus, a prospective purchaser of Class B Membership Interests should consider the following factors.

Newly Organized Company; Unspecified Investments

        The Company is recently organized, and has no operating history. The Company is the successor of MRC; MRC operates as a real estate investment trust ("REIT") under the Code. MRC was incorporated under Michigan law on November 13, 1986.

        The net proceeds of this Offering as described under "ESTIMATED USE OF PROCEEDS" are intended to be invested in Real Estate Investments which have not yet been selected by the Company. Because no specific Real Estate Investments have yet been identified, investors will be unable to evaluate the specific Real Estate Investments in which the Company will invest or the terms of any such investment. Accordingly, there can be no assurance as to when the proceeds of the Offering may be fully invested in Real Estate Investments.


Uncertainties Concerning Control


        Prior to the Restructuring, MRC's Board of Directors was selected by MRC's Majority Shareholders who, following the Restructuring, hold the Class A Membership Interests. The Company's operations will now be controlled by the Managing Board Members. Managing Board Members are appointed by Member-Managers. Member-Managers are those holders of Class A and Class B Membership Interests (a) with a Total Percentage Interest at least equal to the Minimum Percentage and (b) to the extent not previously taken into account, those Class A Members (but excluding their assignees) which held sufficient shares of MRC's common stock immediately prior to the initial Capital Contribution of the Class A Members to elect at least one director at an annual meeting of the shareholders of MRC, and in either case which have not declined in writing to serve as Member-Managers. The identity of the purchasers of Class B Membership Interests who qualify as Member-Managers and the number and identity of Managing Board Members they select will not be known until completion of the Offering. There is no assurance that the persons who controlled MRC will remain in control of the Company following the Offering. See "MANAGEMENT OF THE COMPANY -- Member-Managers".


Only Large Purchasers of Class B Membership Interests Select Managing Board Members

        Members of the Managing Board (the equivalent of a board of directors of a corporation) are elected solely by Member-Managers. A purchaser of a Class B Membership Interests qualifies as a Member-Manager only if the Class B Membership Interest represents a positive Adjusted Capital Account Balance of $2,500,000 or more (a Minimum Percentage). Accordingly, purchasers of Class B Membership Interests who hold less than the Minimum Percentage will have no voice in the management of the Company. See "MANAGEMENT OF THE COMPANY -- Appointment of Managing Board Members."

Limited Liability Company as an Untested Entity

        A limited liability company is a new form of business organization that is intended to combine the benefits of corporate flexibility and limited liability with the advantages of partnership taxation. Because of the relative absence of developed law or judicial decisions regarding the operation and management of limited liability companies, there is no assurance all the intended benefits will be achieved. See "CERTAIN PROVISIONS OF DELAWARE LAW AND THE COMPANY'S CERTIFICATE OF FORMATION AND OPERATING AGREEMENT."

Lack of Market; Substantial Transfer Restrictions

        There is no present market for the Class B Membership Interests and the Company believes none will develop. Although the Company will attempt to match unsolicited requests to sell the interests in the future, such transfers are not expected to be frequent. Consequently, holders of Class B Membership Interests may not be able to liquidate their investments. In addition, the interests may not be readily accepted by lenders as collateral for a loan.


        The transfer of membership interests is subject to certain limitations. In particular, the assignee of a Restricted Membership Interest (a membership interest representing at least 21% of a particular class) shall be admitted as a member only with the consent of not less than a majority of the non-transferring Member-Managers. The attempted transfer of any membership interest will be null and void if such transfer would (a) cause a termination of the Company under the Code or (b) in the opinion of the Company's tax counsel, jeopardize the Company's tax status as a partnership.


Adverse Consequences of Failure to Qualify as a Partnership

        The Company filed a request on January 5, 1996 for a private letter ruling from the IRS which recognizes that it is classified as a partnership for Federal income tax purposes. The request is still pending. Although the Company believes it will receive a favorable ruling and that it will operate in a manner that it can retain such status, no assurance can be given that a favorable ruling will be obtained or, if obtained, that the Company will be able to operate in a manner to retain the status of a partnership for Federal income tax purposes. If the Company were to fail to qualify as a partnership in any taxable year, under certain conditions the Company could be subject to Federal income tax (including any applicable alternative minimum tax) on its taxable income at corporate rates. See "FEDERAL INCOME TAX CONSIDERATIONS -- Classification as a Partnership".

Rights of creditors to reach Class B Assets

        The net proceeds from the Offering will be held as a separate investment pool identified as the "Class B Assets". The Company's Operating Agreement provides that the liabilities associated with or incurred in connection with one class of assets will be paid only from that class of assets. However, under the Delaware Limited Liability Company Act, all creditors of the Company, including creditors whose claims arose solely in connection with one class of assets, can look to all the assets of the Company for payment of their claims. Accordingly, there is no assurance that the Class B Assets will not be used to pay creditors whose claims relate only to the Class A Assets. See "FEDERAL INCOME TAX CONSIDERATIONS -- The Offering -- General".

Competition

        The Company will be competing for acceptable Real Estate Investments with other financial institutions such as banks, insurance companies, savings and loan associations, mortgage bankers, pension funds and other real estate investment vehicles, which may have investment objectives similar to those of the Company. Many of these competitors will have greater resources than the Company and some may have greater experience than the Company or the advisory company, if any. It is the Company's intention, however, to participate with financial institutions when such opportunities arise in making the Real Estate Investments. See "INVESTMENT OBJECTIVES AND POLICIES".

Purchases by Employee Benefit Plans

        A fiduciary of a pension, profit-sharing or other employee benefit plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA") (a "Plan") should consider the fiduciary standards under ERISA in the context of the Plan's particular circumstances before authorizing an investment of a portion of such Plan's assets in the Class B Membership Interests. Such fiduciary should consider, among other factors, whether the investment satisfies the ERISA prudence requirements and diversification requirements, and whether the investment is in accordance with the documents governing the Plan.

        The fiduciary also should consider the ERISA prohibited transaction rules, particularly those which prohibit self-dealing and the receipt of compensation.

        Moreover, the fiduciary should be aware that under a current regulation issued by the United States Department of Labor, the assets of an entity in which a Plan invests may be deemed, under certain circumstances, to be Plan assets. In such an event, the officers and directors of the entity will be required to manage the entity's assets in accordance with the fiduciary standards of ERISA. If the Company's assets were deemed to be Plan assets, the Company, and its respective Members and Managing Board Members could be subject to the fiduciary standards under ERISA. Compliance with these standards would most likely contravene the Company's own investment objectives and policies. See "CONSIDERATIONS FOR PENSION FUND INVESTORS -- Purchases by Employee Benefit Plans".

        A fiduciary of a public employee retirement system subject to Act No. 314, Public Acts of Michigan, 1965, as amended (the "Act") should consider the fiduciary standards under Section 13 of the Act, as amended, in the context of the system's particular circumstances before authorizing an investment of a portion of such plan's assets in the Class B Membership Interests. Such fiduciary should consider, among other factors, whether the investment is reasonably designed, as part of the investments of the system, to further the purposes of the system, taking into consideration the risk of loss and the opportunity for gain or other return associated with the investment. The fiduciary should also give consideration to the prudence and diversification requirements of the Act.

        Further, the fiduciary should satisfy itself that the investment by such public employee retirement system in the Class B Membership Interests will not contravene the Act. See "CONSIDERATIONS FOR PENSION FUND INVESTORS -- Michigan Public Employee Retirement System".

Real Estate Investment Risks

        The Real Estate Investments which the Company intends to make will be subject to various risks. Real Estate Investments tend to be long-term and illiquid. Consequently, the Company will have minimal ability to vary its portfolio in response to changing economic, financial and investment conditions. Real estate values are affected by various factors, including (i) changes in tax laws, (ii) operating and construction costs, (iii) the location and the attractiveness of the properties, (iv) changes in interest rates or the availability of long-term mortgage funds, (v) the ability of the owner to provide adequate maintenance and insurance of its properties, (vi) adverse changes in general economic conditions resulting in an inability to maintain occupancies or rent levels, (vii) over-building, (viii) increases in operating costs, and (ix) changes in zoning laws or other governmental regulations. In addition, owners, mortgagees and operators of real estate may have potential liabilities under environmental and other such laws.

        The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the Company. In the event of a default by a borrower or lessee, the Company may experience delays in enforcing its rights as mortgagee or lessor and may incur substantial costs associated with protecting its investment. The Company may be required to acquire title or to reacquire possession of a property and thereafter to make substantial improvements or repairs in order to maximize the property's investment potential. The Company may be required to borrow funds to pay for such improvements or repairs. In addition, in the event of a bankruptcy or similar proceeding against a borrower or lessee, the Company may not be able to realize on its investment for an extended period of time. Moreover, in the event of the commencement of such a proceeding against a borrower, a court might conclude that certain equity enhancements such as contingent interest should not be treated as a debt of such borrower. In such circumstances, the Company may not ultimately be able to recover its investment.

Southeast Michigan Economy

        The Company intends to make where possible the majority of its Real Estate Investments in Detroit, with the balance being in the eight county metropolitan region constituting Southeast Michigan. Historically, the Southeast Michigan area has been subject to cyclical economic change tied to the health of the automotive manufacturing industry. The Company has no reason to believe that this interrelationship will change; and cycles in the local economy could impact both the ability of the Company to make Real Estate Investments and the yields achievable on them. To the extent the Company's Real Estate Investments are concentrated in one geographic area and an overall decline occurs in such area, including a decline in property values, the rates of the delinquencies, foreclosures and losses could be higher than those experienced in less concentrated portfolios. See "SOUTHEAST MICHIGAN ECONOMY".

Potential Conflicts of Interest

        Neither the Operating Agreement nor the Certificate of Formation of the Company prohibit the Members or Managing Board Members of the Company from engaging in business activities of the type conducted by the Company and accordingly, certain conflicts of interest may arise in the event that such persons engage in these activities. The Member or Managing Board Members of the Company may be subject to certain conflicts of interest arising out of their relationship with the Company and with other entities. The Company's Operating Agreement does provide, however, that if a Managing Board Member becomes aware of the fact that he or she individually, the Member-Manager which appointed such Managing Board Member or an Affiliate has a direct or indirect interest in a Real Estate Investment which is under consideration by the Company, the Managing Board Member shall disclose such interest to the Managing Board or any committee of the Managing Board reviewing such Real Estate Investment, promptly, but in all events prior to a vote by the Managing Board or committee with respect to the transaction. All transactions which involve a potential conflict of interest must be approved by a majority of the members of the Managing Board or committee thereof who are Uninterested Representatives.

        All acquisitions and dispositions of Real Estate Investments by the Company are subject to the approval of a majority of the Unaffiliated Representatives voting thereon. However, the Managing Board may delegate the duty of management of the assets and the administration of the Company's day-to-day operations to an advisory company. No sale of property to the advisory company, a director, or an affiliate thereof is permitted under the Company's Operating Agreement. See "INVESTMENT OBJECTIVES AND POLICIES -- Arrangement with Advisory Company".

Selection of an Advisory Company

        The Operating Agreement authorizes the Managing Board to select an advisory company and to delegate the duty of management of the assets and the administration of the Company's day-to-day operations to such advisory company. No advisory company has been selected by the Company and the Company does not have any present plans to select one. Because no advisory company has been selected by the Company, the Class B Members will be unable to evaluate any specific advisor, which if later retained, will play an important part in selecting the Real Estate Investments. See "INVESTMENT OBJECTIVES AND POLICIES -- Arrangement with Advisory Company".

Risk of Borrowing

        The Company may borrow for various purposes. The effect of any such borrowing could be to increase the risk of loss to and diminish the net income of the Company. See "INVESTMENT OBJECTIVES AND POLICIES -- Borrowing Policies".

                                  THE COMPANY

General

        The Company was recently formed as a Delaware limited liability company, on October 23, 1995, and has never conducted any business. The Company was formed for the purpose of acquiring the assets and liabilities and carrying on the business of MRC. MRC is a Michigan corporation which operates as a qualified as a real estate investment trust and its common stock has been traded on the American Stock Exchange since November 1988. The Company's executive offices are located at Suite 748, 535 Griswold, Detroit, Michigan 48226. Messrs. Wayne S. Doran and Robert H. Naftaly are the initial members of the Company and are expected to continue in such capacity until the consummation of the Offering. The Company was formed for a definite term (December 31, 2025).

History of the Company

        MRC was incorporated in 1986 and concluded a public offering of its common stock in 1988. Its shares are currently listed on the American Stock Exchange. MRC's common stock trades at a fraction of book value. The Board of Directors of MRC believes that the common stock is substantially undervalued by the market because it is thinly traded.

        In June 1995, the Board of Directors of MRC determined that it would be in the best interests of MRC and its shareholders to restructure MRC by transferring the assets of MRC to a limited liability company in exchange for membership interests in the limited liability company. It was determined that the limited liability company would be structured to meet the requirements for being taxed for federal income tax purposes as a partnership and the distribution of the membership interests to MRC shareholders would be pursuant to a registered offering.


        This Offering is contingent upon the approval and adoption by the shareholders of MRC at its Special Meeting to be held on , 1996, or any adjournment thereof, of a Restructuring Agreement and the transactions contemplated thereby, which includes the transfer of MRC's assets to, and the assumption of the liabilities of MRC by, the Company in exchange for Class A Membership Interests of the Company, the dissolution of MRC, and the distribution of the Class A Membership Interests to MRC's Majority Shareholders in liquidation (the "Restructuring"). MRC's Minority Shareholders as of May 6, 1996, or such later date as may be determined by the Executive Committee of MRC, will receive a cash payment equal to the book value of their shares as of September 30, 1995 ($9.03 per share) in lieu of the distribution of the Class A Membership Interests. These cash payments will be made exclusively from the Class A Assets.


        The Company believes that the Restructuring will be approved in that holders of more than the requisite number of shares of MRC Common Stock have indicated their intention to vote for the Restructuring.

        In general, the former shareholders of MRC will be the Class A Members of the Company, and MRC's existing assets will constitute the Class A Assets. All Class A Assets will be segregated on the books of the Company and held for the exclusive benefit of the holders of Class A Membership Interests. The liabilities that the Company will assume pursuant to the Restructuring Agreement will be paid exclusively from the Class A Assets. The assets, as of December 31, 1995, the date of transfer to the Company are valued at $41,761,000, of which approximately $25,364,000 are invested in mortgage loans to real estate projects in Southeastern Michigan, primarily in Wayne and Macomb Counties, as well as in the City of Detroit. The purchasers of the Class B Membership Interests being offered hereby will be the Class B Members of the Company, and the proceeds of this Offering will constitute the Class B Assets.


        A Registration Statement on Form S-4 (File No. 33-99694) is being filed by the Company with the Securities and Exchange Commission under the Securities Act in connection with the Restructuring.

        The purpose of the Restructuring is to reorganize MRC into a limited liability company, which the Board of Directors believes will provide a number of significant advantages. MRC's common stock trades at a fraction of book value. The Board of Directors believes that the common stock is substantially undervalued by the market because it was thinly traded. Generally accepted accounting principles require both public and private pension funds to value stock which is listed on an exchange at its fair market value, which, in the case of stock listed on an exchange, is the price at which it trades. As a result, shareholders of MRC which are public or private pension funds have had to recognize significant losses over the original purchase price of the Common Stock. The Restructuring will permit MRC's shareholders which are pension funds, representing 69.2% of the outstanding shares of common stock, to carry their investment at fair value, which is expected to be closer to book value. The Restructuring will also enable MRC to de-list from the American Stock Exchange and, in conjunction with the offering of the Class B limited liability company membership interests offered hereby, will permit the realization of additional significant cost savings. The Restructuring will result in a more flexible organizational structure, which will provide a vehicle for both raising additional capital and developing exit strategies for the Members of the Company.

        This was the only structure available, in view of all the legal constraints, which MRC determined could meet the dual objectives of enhancing shareholder value by enabling shareholders to value their stock at book value and providing a means for a public offering without diluting existing shareholders. MRC also determined that the Restructuring Proposal and the Offering, if implemented, would result in significant cost savings to existing shareholders due to the economies of scale expected to be achieved.

        The Restructuring, if approved, is expected to be accomplished by ______________________________ , 1996. This Offering is contingent upon the consummation of the Restructuring.

Purpose

        The Company's purpose is to engage profitably in any activity within the purposes for which limited liability companies may be organized, to provide a competitive rate of return to its members, and to strengthen the metropolitan Detroit area economy by enabling developers, business owners and other qualified borrowers to create jobs, including union jobs, to the extent permitted by law, by financing construction or rehabilitation projects. There can be no assurance that this purpose will be realized.

Material Federal Income Tax Consequences

        It is anticipated that the Company will be classified as a partnership for federal income tax purposes, and as such it generally will be treated as a "pass-through" entity that is not subject to federal income tax. Items of income, deduction, gain, loss or credit generally will be allocated proportionately (based on class of membership interests) to the Company's Members, which will be treated as partners for tax purposes. The Members may be subject to tax on allocated items, without regard to whether they receive a distribution from the Company. See "MATERIAL FEDERAL INCOME TAX CONSIDERATIONS -- Taxation of the Company".

Prohibition on Issuance of Additional Membership Interests

        The Operating Agreement provides that Class A Membership Interests will be issued only to MRC's Majority Shareholders under the Restructuring; provided, however, that the Company may offer or gift that number of Class A Membership Interests necessary to bring the number of Class A Members to at least 100, the number necessary to satisfy certain requirements applicable to pension plan subject to the Employee Retirement Income Security Act of 1974, as amended. Once the Restructuring is completed and Class A Membership Interests are issued thereunder, no additional Class A Membership Interests will be issued by the Company.

        The Operating Agreement also provides that Class B Membership Interests may be issued only pursuant to this Offering. A minimum of $25,000,000 and a maximum of $50,000,000 Membership Interests will be sold hereunder. Assuming the minimum amount of Class B Membership Interests are sold, upon completion of this Offering, no additional Class B Membership Interests will be issued by the Company.

Restrictions on Transfer of Membership Interests

        All dispositions of Membership Interests must be made in compliance with the Operating Agreement and applicable state and federal securities laws and regulations. No disposition may be made if it would cause a termination of the Company under the Code or if the disposition would, in the opinion of tax counsel to the Company, jeopardize the status of the Company as a partnership for federal income tax purposes.

        A Member may assign its economic interest in the Company in whole or in part. Such an assignment does not entitle the assignee to participate in the management or affairs of the Company or to become a Member.

Assignment of Membership Interests

        An assignee of a Transferable Membership Interest may be admitted as a substitute Member. An assignee of a Restricted Membership Interest may become a substitute Member with the consent of not less than a majority of the non-transferring Member-Managers. A Restricted Membership Interest is a Class A or Class B Membership Interest which represents at least 21% of the membership interests of such class. A Transferable Membership Interest is a membership interest which is not a Restricted Membership Interest.

Absence of Public Market

        It is anticipated that there will be no public market for the Class B Membership Interests. The Company will register under Section 12(g) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and will file periodic reports and other information with the Securities and Exchange Commission, but its Membership Interests will not be listed on an exchange or quoted on the NASDAQ or any over-the-counter system. As a result, information concerning the Company will be publicly available, but its Membership Interests are not expected to be publicly traded.

                                 THE OFFERING

        The Company intends to offer, on a "best efforts" basis, a minimum of $25,000,000 and a maximum of $50,000,000 of Class B Membership Interests in this Offering to create a new investment pool. Consummation of this Offering is contingent upon, and will occur simultaneously with, the consummation of the transactions contemplated by the Restructuring Agreement.


        The proceeds of the Offering will be invested in Short-term Investments until such time as the proceeds are invested in real estate loans. The Class B Membership Interests will be structured so that the Company shall make distributions of 100% of its Class B Return to the Class B Members on an annual basis commencing after the Company's fiscal year beginning January 1, 2000, pro rata based on their Class B Percentage Interests (or more frequently as determined by the Company's Managing Board), and 100% of Class B Cash Income will be passed through, pro rata based upon Class B Percentage Interests, on a quarterly basis. The Class B Membership Interests will terminate when the underlying mortgage loans mature or are liquidated, with the final maturity of such loans not later than December 31, 2025. Consummation of the Restructuring and the closing of the Offering are contingent upon the receipt of subscriptions and the deposit into escrow of the purchase price for the Class B Membership Interests in a minimum amount of $25,000,000.


        There can be no assurance that this minimum will be achieved, or, if the Offering is completed, that it will be completed on the terms currently contemplated.

                           ESTIMATED USE OF PROCEEDS

        The following table reflects the estimated application of the net proceeds from the sale of the Class B Membership Interests offered hereby. The net proceeds will be invested in Real Estate Investments in accordance with the Company's investment policies as suitable opportunities arise. The net proceeds will be held for the benefit of purchasers of Class B Membership Interests to be used only for the purposes set forth herein. See "INVESTMENT OBJECTIVES AND POLICIES".

                                             Minimum                          Maximum
                                            Offering        Percent          Offering        Percent
                                            --------        -------          --------        -------

Gross offering proceeds.................  $25,000,000        100.0%         $50,000,000       100.0%

Public offering expenses (1)............  $   400,000          1.6%         $   400,000         0.8%
                                          -----------        -----          -----------       -----

Net proceeds available for
investment..............................  $24,600,000         98.4%         $49,600,000        99.2%
                                          ===========        =====          ===========       =====

---------
        (1) These expenses consist of amounts estimated to be payable by the Company relating to the Company's formation and organization, including all legal, accounting and printing expenses and fees and all other expenses relating to the registration, marketing and distribution of this Offering. Class A Assets will be used only to pay Class A Expenses, 50% of the Restructuring Expenses and Public Offering Expenses, and the allocable share of General Expenses. Class B Assets will be used only to pay Class B Expenses, 50% of the Restructuring Expenses and the Public Offering Expenses, and the allocable share of General Expenses.

        The Company anticipates that investment of the net proceeds of this Offering in the Real Estate Investments will occur over a period of at least one year. In the interim, the net proceeds will be invested in Short-term Investments. Such investments most likely will produce a yield significantly lower than that which may be obtained from investment in the Real Estate Investments.

                             PLAN OF DISTRIBUTION

        The Class B Membership Interest being offered hereby are being sold by the Company through officers and directors of its predecessor corporation, MRC. Such persons will receive no sales commission.

        The Company is offering a minimum of $25,000,000 and a maximum of $50,000,000 of Class B Membership Interests on a "best efforts" basis.

        The Class B Membership Interests will be offered for a period of 90 days from the date of this Prospectus unless acceptable subscriptions for all Class B Membership Interests have previously been received, subject to possible extension by the Company through the Offering Period. Subscription funds will be held in escrow by the Escrow Agent, pending receipt of the Minimum Subscription Level. All subscriptions are irrevocable. After the Minimum Subscription Level has been reached, the Company may elect to either close with subscribers and discontinue the Offering or defer a closing with subscribers until the end of the Offering Period. Upon completion of this Offering, the Company will close with all subscribers and will issue certificates representing the Class B Membership Interests to all subscribers and the Escrow Agent will deliver the subscription funds to the Company. If the Minimum Subscription Level has not been reached by the end of the Offering Period, the Company will terminate this Offering and all funds deposited with the Escrow Agent will be returned to subscribers.

        Subscription funds held in escrow will be invested in securities issued or guaranteed by the United States Government or its agencies, bank certificates of deposit, or in other investments permitted under federal securities laws. All interest earned on subscription funds, net of escrow costs, will be allocated among the subscribers on a pro rata basis based on the amount of their subscription and the length of time their subscription funds were held in escrow and will be paid to subscribers at closing or upon termination of this Offering. The Company may suspend, limit or terminate this offering at any time. It is expected that delivery of certificates representing the Class B Membership Interests will be made at the offices of _____________________________ on or about the third business day following the end of the Offering Period.

                      INVESTMENT OBJECTIVES AND POLICIES


Available Proceeds

        The estimated net proceeds from the sale of Class B Membership Interests offered hereby (approximately $24,637,000 if the minimum is sold, and approximately $49,637,000 if the maximum is sold) will constitute the Class B Assets. The Class B Assets will be segregated from and invested separately from the Class A Assets. Upon consummation of the Restructuring, the assets of MRC will constitute the Class A Assets, which as of December 31, 1995 are valued at $41,761,000, of which approximately $15,773,000 (less $1,049,891 to cash out MRC's Minority Shareholders) are cash and Short-term Investments which are available for investment in Real Estate Investments.

Allocation of Investments Between Class A & Class B Assets

        The Operating Agreement requires the Managing Board, to the extent practical, to allocate investment opportunities between each class over a period of time on a fair and equitable basis. Upon completion of the Offering, the Managing Board shall adopt the following investment policy: (a) investment opportunities approved by the Managing Board shall, to the extent possible, be funded equally by the Class A Assets and the Class B Assets; and (b) in the event available cash or Short-term Investments of one class do not equal 50% of the required investment amount, all of such assets shall be applied to the investment and the balance invested from the assets of the other class.


General

        The Company intends to invest in Real Estate Investments which will
(i) provide current income, (ii) provide the opportunity for growth in income and (iii) protect Members' capital. The Company may delegate the duty of management of the assets and the administration of the Company's day-to-day operations to an advisory company. However, no advisory company has been selected and there are no existing plans to do so. Accordingly, the Managing Board will review, analyze and select potential Real Estate Investments for presentation to the Managing Board for approval. All investments will comply with current underwriting criteria established by the Managing Board, and final investment decisions will be made by the Managing Board in a manner consistent with the policies established from time to time by the Company. See "MANAGEMENT OF THE COMPANY".

        The Managing Board has the duty to insure that the purchase, sale, retention and disposal of the Company's assets, and the investment policies of the Company and the limitations thereon are consistent with the policies, limitations and restrictions contained in the Company's Operating Agreement. Except as specifically restricted in the Operating Agreement, the investment objectives and policies of the Company are controlled by the Managing Board, which has the power to modify such policies without the consent of the Members. The Operating Agreement provides that the Company shall not engage in investment practices or activities involving conflicts of interest, and shall not invest in assets or receive income (to the extent of 90% of the Company's gross income), except as would be permitted for a qualified real estate investment trust under Section 856 of the Code.

        In order to realize the Company's objective of participating in the income growth and/or capital appreciation of Real Property, the Company's First Mortgage and Junior Mortgage investments may contain various participation features including the payment of additional contingent interest equal to (i) a percentage of the gross revenues from the property and/or (ii) a percentage of gross proceeds that may be realized upon sale, other disposition or refinancing of such property.

        Real Estate Investments may consist of different interests in the same project. The Company may invest a portion of the required proceeds as debt and the remainder as equity so that the Company becomes a partner with the borrower and owns a portion of the property as well as being a lender, this being known as a debt/equity investment.

        The types of Mortgage Loans in which the Company intends to invest include First Mortgages and Junior Mortgages secured by office buildings, shopping centers, hotels, multifamily residential properties, mixed use and industrial/warehouse developments. Mortgage Loans may additionally include single-family residential properties. The types of properties in which the Company might take an equity ownership position include office buildings, shopping centers, hotels, multi- and single-family residential properties, mixed use and industrial/warehouse developments.

        The Company intends to make where possible the majority of its Real Estate Investments in Detroit, with the balance being in the eight county metropolitan region constituting Southeast Michigan. A selection of any such investments will be made only after the Company has decided that a particular Real Estate Investment is as desirable to the Company as other similar alternatives based on the projected return and after taking into account levels of risk.

        There can be no assurance that satisfactory investments of the type described herein can be located or acquired by the Company. The Company may in the future conclude that its criteria for the selection of Real Estate Investments may best be satisfied by other types of investments. The Unaffiliated Representatives will review the investment policies of the Company at least annually and may alter such policies if they determine that such a change is in the best interest of the Members and that investment opportunities are being allocated equitably between the classes.

Underwriting Criteria

        In evaluating potential investments, the Managing Board may consider, among other factors: (i) the experience, past performance, credit rating, competence and managerial and marketing ability of prospective project developers or owners; (ii) the geographic area and type of property in light of the Company's investment objectives; (iii) the location, construction quality, condition and design of the property; (iv) the projected loan-to-appraised value ratio and the underlying assumptions on which such projections are based; (v) the current and projected cash flow; (vi) the potential for capital appreciation in the case of participating mortgages or equity investments; (vii) the terms of tenant leases; (viii) the occupancy, supply of and demand for properties of similar type in the vicinity; (ix) the prospects for liquidity through sale, financing or refinancing of the project; and (x) such other factors as become relevant in the course of the evaluation process. No objective standards have been established with respect to the above criteria. Investment selections will be based on the subjective analysis of the criteria applicable to each prospective Real Estate Investment.

        The Managing Board will require borrowers to provide market research for any prospective investment and will perform an analysis of all potential Real Estate Investments, including a review of the existing inventory and vacancy rates of similar properties in the market area. In the case of Real Estate Investments involving construction financing, the total construction budget will be analyzed, including the direct and indirect building costs. The Managing Board intends to review the projected appraised value of the property as it is anticipated to exist upon completion, the interest rates and debt service coverage requirements of permanent lenders in the market, the existence of a permanent financing commitment for the project and the anticipated sources of repayment for the investment.

Types of Investments

        Commercial Mortgage Loans

        The Company's mortgage activity may include the origination of Mortgage Loans, the purchase of existing Mortgage Loans, the sale of Mortgage Loans or portions thereof, and the participation in Mortgage Loans created by independent mortgage sources. The Company expects to make Mortgage Loans on commercial projects which include, in addition to base interest at a fixed or variable rate, provisions permitting the Company to participate in the economic benefits of an increase in the underlying property's revenue stream and/or an increase in the value of the underlying property realized through sale or refinancing. Such participation features may take the form of additional interest, issuance of a limited partnership interest, grant of an option to acquire an equity interest in the Real Property, or acquisition of an interest in the land underlying the improvements. The terms and the extent of any participation features will vary with each transaction, depending on such factors as the equity investment and financial resources of the borrower, the base interest rate of the Mortgage Loan, the projected cash flow from the Real Property and current market conditions.

        In negotiating investments with participation features, the Company may accept a lower base interest rate or rent than it would have been able to negotiate in the absence of the enhancement. Current income may thereby be reduced in anticipation of greater returns in later years. There can be no assurance that any amounts will be realized from the Company's equity enhancements. Mortgage Loans with participation features may not permit prepayment by the borrower. In cases where prepayment is permitted, the borrower will be required to pay a premium based upon the projected yield to the Company over the remaining term of the Mortgage Loan.

        The Company also may invest in Mortgage Loans which provide for the accrual of a portion of the base interest until maturity or another specific event. Such Mortgage Loans may require that a funded interest reserve be maintained in an escrow account for the purpose of meeting a portion of the interest. Any reserve will be set at an amount which, when added to the projected cash flow from the Real Property, will be sufficient to enable the borrower to pay operating expenses and the debt service associated with the Mortgage Loan until the projected cash flow from the Real Property is sufficient to cover these items. The adequacy of such reserve will depend upon the accuracy of the projections used in its establishment.

        The Company may make Mortgage Loans which provide for the repayment of principal, in whole or in part, upon maturity in lump-sum "balloon" payments. The borrower's ability to make such payments may depend upon its ability to sell the property or obtain refinancing. Mortgage Loans may or may not be personal obligations of the borrower and may or may not be insured or guaranteed by governmental agencies or otherwise.

        The Company intends to require, prior to making a Mortgage Loan for a given real estate project, that the owner obtain suitable comprehensive, liability, fire and extended coverage insurance for the property of the types and in the amounts customarily obtained for similar projects. There are certain types of losses, however, that may be either uninsurable or not economically insurable. Should such a loss occur, the Company could lose its investment in a property as well as its anticipated income from such property.

        Newly constructed or uncompleted properties have no operating history and, accordingly, the decision to invest in such properties must be based on projections as to rental demand, revenues and value upon completion. There can be no assurance that such projections will prove to be accurate. Some of the Company's Mortgage Loans may be made on properties where few, if any, commitments to lease have been obtained, and there can be no assurance that such properties will in fact be leased or leased at rental rates which will generate the cash flow sufficient to cover the Company's Mortgage Loan. If the funds disbursed by the Company with respect to any such property are exhausted before the property achieves rental revenues sufficient to produce cash flow, or if the revenues received from the property when fully leased are insufficient to cover mortgage payments, taxes and other expenses, the Company's return on investment may be lower than anticipated, or the Company may incur losses, and the Company could lose some or all of its investment in such property.

        The Company's Mortgage Loans may also include Junior Mortgage Loans which are subordinate to liens of First Mortgages. In the event of a default on a First Mortgage, the Company may make payments to prevent foreclosure on the First Mortgage, without necessarily improving the Company's position with respect to the subject Real Property. In such event, the Company may only share in the proceeds after satisfaction of the amounts due to the holder of the First Mortgage. In this regard, the Company may be required to acquire the position of the holder of the First Mortgage. In the case of a Leasehold Mortgage Loan, a default under the lease could also result in the loss of the Company's investment unless the Company is able to cure such default.

        Certain Mortgage Loans by the Company may involve relatively high "loan-to-value" ratios and/or reliance upon the establishment and maintenance by the borrower or lessee of a reserve to fund a portion of its payment obligations to the Company.

        Interest charged by the Company on its Mortgage Loans, including the equity enhancement feature, may be limited by the usury laws of certain states, including Michigan, which impose penalties, including enforceability of the debt, in the making of usurious loans. Uncertainties may exist in determining what constitutes interest, including, among other things, the treatment of loan commitment or other fees payable by the borrower and the treatment of equity enhancements such as rights to participate in a share of the income or capital appreciation of the Real Property securing a Mortgage Loan.

        Some states, including Michigan, impose prohibitions or limits on remedies available to the mortgagee, including its right to recover the debt from the mortgagor. The effect of these prohibitions and limits is to compel a mortgagee to rely upon the value of the mortgaged property to repay the debt. The prohibitions and limits may prevent or impede the mortgagee from obtaining a personal money judgment against the mortgagor.

        Construction Loans

        The Company may make Construction Loans. Typically a Construction Loan has an interest rate that will float at a fixed percentage over a specified commercial bank's prime lending rate with such rate determined by, among other things, the developer's borrowing strength and credit history, projected cash flow from the project to be constructed, project pre-leasing, current market conditions, and whether there is any recourse to the borrower.

        The Company may offer developers a commitment to provide intermediate term permanent financing, available for funding at the developer's option, to repay a Construction Loan obtained by the developer from the Company or a third party in reliance upon such commitment. The term of each commitment generally will be from three to five years. The financing commitment may be for a participating mortgage or a straight fixed rate mortgage. In each of such cases, the Managing Board intends to apply the same underwriting criteria as are applied in connection with all of the Company's Real Estate Investments. As consideration for providing the standby commitment, the Company intends to charge a negotiated fee for the commitment.

        Loans to developers to finance construction are subject to special risks, including cost overruns and the inability of the borrower to complete, or complete on a timely basis, construction of the property. Construction Loans are also subject to the risk that upon completion the permanent loan may not fund because one or more conditions to the funding, such as rental achievement or occupancy requirements, are not met, the risk of insolvency of the developer and the risk that the value of the incomplete project securing the loan may not equal the amount of the loan.

        Equity Participations

        The Company may invest in an equity ownership position in office buildings, shopping centers, hotels, multi- and single- family residential properties, mixed-use and industrial warehouses; however, it is intended that these types of investments will not exceed 25% of the assets of the Company. The investment goals and underwriting criteria to be utilized are the same as for other types of Real Estate Investments. While the Company intends primarily to make such investments on an all-cash basis, the Company may utilize borrowed funds if doing so furthers the Company's objectives.

        The Company may also participate in joint ventures with developers of properties. A joint venture may involve special risks, including the possibility that the Company's co-venturer may have economic or business interests or goals that are inconsistent with those of the Company, the co-venturer may act contrary to the instructions or requests of the Company or the Company's policies or objectives with respect to its investments, or the co-venturer might prove incompetent or become insolvent.

        A portion of the Real Estate Investments may be in the form of debt/equity transactions with developers of individual properties. In such transactions, the Company will become a partner with the developer. A debt/equity transaction may involve special risks associated with the possibilities that (i) the developer may at any time have economic or business interests or goals which are inconsistent with those of the Company, (ii) the developer may act in a manner which is contrary to the instructions or requests of the Company or contrary to the Company's policies or objectives with respect to its Real Estate Investments, or (iii) the developer might prove unable to complete the project on schedule and within its budget or might encounter financial difficulties. Among other things, actions by a developer/partner might have the result of subjecting the partnership to liabilities in excess of those contemplated by the terms of the debt/equity transaction or might have other adverse consequences.

        In the case of debt/equity transactions in which the Company is a general partner, the partnership agreements may provide that the Company is entitled to exercise certain rights of control over the development of the properties in the event of cost overruns, operating deficits or default. However, in addition to such rights of management control incident to the Company's status as a general partner, in such cases it may be jointly and severally liable as a general partner for all recourse debts of the partnership. In cases where the Company is or becomes a limited partner, the partnership agreements may grant to the Company such rights of control as are consistent with its nonmanagement status as a limited partner. In the event, however, that the exercise of any such rights were to cause the Company to be deemed a general partner, it would also be jointly and severally liable for partnership recourse debts in such cases, notwithstanding the provisions of the agreement constituting it as a limited partner.

        Debt/equity transactions may also involve special tax risks resulting from the Company's status as an equity partner with the developer. Such risks include, but are not limited to, possible challenge by the Internal Revenue Service of (i) the allocation of income and expense items, which if reallocated could adversely affect the computation of taxable income of the Company and (ii) the status of the venture as a partnership (as opposed to a corporation). If the partnerships through which debt/equity transactions are effected are treated as corporations for federal income tax purposes, they would be subject to corporate income taxes. Furthermore, the Company would not be able to deduct its share of losses, if any, generated by the partnership in computing its taxable income. See "MATERIAL FEDERAL INCOME TAX CONSIDERATIONS". The Company will not consummate a debt/equity transaction unless it has received advice from legal counsel to the effect that the entity utilized will be treated for tax purposes as a partnership.

        The Company may participate in these equity ownership investments with other investors, and may become involved in joint tenancies, partnerships or similar sharing arrangements.

        The on-site management of the Company's equity Real Estate Investments must be conducted by independent contractors. The Company, therefore, will be dependent upon the operating skills of other persons, which generally will be companies owned by the developers.


Reinvestment Policy

        The Company expects to make quarterly distributions of its Class B Cash Income to its Class B Members from time to time, as follows. The Class B Members are expected to receive a quarterly distribution of 100% of Class B Cash Income, pro rata based on their Class B Percentage Interests. Class B Members also expect to receive an annual distribution of 100% of the Class B Return, pro rata based on their Class B Percentage Interests, in each fiscal year commencing after the Company's fiscal year beginning January 1, 2000. All cash or cash equivalents which constitute part of the Class B Assets which have not been invested in Real Estate Investments by December 31, 1999 shall be distributed to the Class B Members, pro rata based on their Class B Percentage Interests. Distributions will be made only if the Managing Board determines in its reasonable judgment that the Company has sufficient cash on hand exceeding the current and the anticipated needs of the Company to fulfill its business purposes, and subject to certain other restrictions as provided in the Operating Agreement.



Borrowing Policies

        The Company may borrow in order to meet the operating expenses of the Company. Such additional funds shall be obtained from the proceeds of secured or unsecured loans pursuant to such terms, provisions and conditions and in such manner as the Managing Board shall determine. The Company shall not borrow funds for any other purpose, including, without limitation, for the purpose of acquiring or holding any Real Estate Investments. The aggregate borrowings for the Company, secured and unsecured, may not exceed $1,000,000.

Arrangements with Advisory Company

In the event the Company retains an advisory company, the Managing Board shall evaluate the performance of the advisory company before entering into or renewing any management arrangements. Upon any termination of the initial advisory arrangements, the Managing Board shall determine that any successor advisory company possesses sufficient qualifications (i) to perform the management function for the Company and (ii) to justify the compensation provided for in its contract with the Company.

        Each contract for the services of an advisory company entered into by the Managing Board shall have a term of no more than 1 year and may be renewed for successive 1 year terms at or prior to the expiration of the contract. For the initial term of each contract, unless otherwise determined by the Managing Board, such contract shall be terminable by a majority vote of the Managing Board or of the Unaffiliated Representatives in the event the advisory company shall have violated any provision of its agreement and, after notice of such violation, shall have failed to cure such default within 60 days. After the initial term of each contract, such contract shall be terminable by the advisory company upon 120 days' written notice to the Company and shall be terminable by the Company, at its option for any reason, upon 60 days' written notice to the advisory company. The Managing Board shall determine that any successor advisory company possesses sufficient qualifications to perform the advisory function for the Company and to justify the compensation provided for in its contract with the Company.

Other Operating and Investment Policies

        The Company does not intend to engage in the active operation or management of Real Property. If the nature of any Real Estate Investment requires that the Company operate the property or furnish services to tenants, the Company will do so only through a property manager meeting the requirements of an "independent contractor".

        The Company has authority to make Short-term Investments, and it may do so pending the investment of funds in Real Estate Investments, payment of expenses or distributions to shareholders. The Company does not intend to acquire any Real Estate Investments primarily for sale in the ordinary course of business, or to hold any investments with a view to making short-term profits from their sale.

        The Company will not underwrite securities of other issuers and the Company does not intend to invest in the securities of other issuers for the purpose of exercising control. While the Certificate of Formation and Operating Agreement do not prohibit the Company from issuing its securities in exchange for property, at present it does not intend to do so.

        Except as specifically restricted in the Company's Operating Agreement, the investment policies of the Company are controlled by the Managing Board, which has the power to modify or alter such policies without the consent of the Members. Although the Company has no present intention of modifying its investment policies described herein, the Managing Board may in the future conclude that it would be advantageous to the Company to do so.

        The Managing Board is required under its Operating Agreement to furnish to the Members annual reports concerning the financial conditions and results of operation of the Company and the Capital Accounts of the Members as required by applicable law and otherwise in the time, manner, and form as the Managing Board determines. The Managing Board will at a minimum provide annual financial statements audited by the Company's accountant. Each annual report will include a statement by class of Membership Interest of each Member's share of profits and other items of income, gain, loss, deduction and credit and will be prepared and delivered as soon as practicable after the end of the period to which it pertains.

Prohibited Investments and Activities

        The Operating Agreement of the Company prohibits or restricts certain investment practices and activities of the Company, including investments which may involve conflicts of interest, and specifically provides that the Company may not engage in any of the following activities:

        (a) Invest in commodities or commodity future contracts; except that such limitation shall not apply to interest rate futures or options therefor when used solely for hedging purposes.

        (b) Invest in or make Mortgage Loans unless an appraisal is obtained concerning the underlying property. In cases in which a majority of the Unaffiliated Representatives so determines, and in all cases in which the transaction is with the advisory company, if any, a Managing Board Member, a Member-Manager, or an Affiliate thereof, such appraisal must be obtained from an independent, qualified appraiser and such appraisal shall be maintained in the Company's records for a period of 5 years and shall be available for inspection by the Company's Members. In addition to an appraisal, a mortgagee's or owner's title insurance policy or commitment as to the priority of the Mortgage or the condition of the title must be obtained.

        (c) Invest in real estate contracts of sale, unless such contracts of sale are in recordable form and are appropriately recorded in the chain of title.

        (d) Make or invest in Mortgage Loans, including Construction Loans, on any one property if the aggregate amount of all Mortgage Loans outstanding on the property, including the loans of the Company, would exceed an amount equal to 95% of the appraised value of the property as determined by appraisal, unless a higher percentage is approved by a majority vote of the Managing Board (including a majority of the Unaffiliated Representatives).

        (e) Make or invest in any Mortgage Loans that are subordinate to any Mortgage or equity interest of the advisory company, if any, a Managing Board Member, a Member-Manager, or an Affiliate thereof.

        (f) Issue equity securities that are redeemable at the option of the holder thereof.

        (g) Issue debt securities unless the historical debt service coverage (in the most recently completed fiscal year) as adjusted for known charges is sufficient to properly service that higher level of debt.

        (h) Invest in the equity securities of any non-governmental issuer, including real estate investment trusts or limited partnerships, for a period in excess of 18 months.

        (i) Issue Membership Interests on a deferred payment basis or similar arrangement.

        (j) Purchase property from the advisory company, if any, any director or Affiliate thereof, unless a majority of the Uninterested Representatives approve the transaction as being fair and reasonable to the Company and at a price to the Company no greater than the cost of the asset to such advisory company, if any, Managing Board Member or Affiliate thereof, or, if the price to the Company is in excess of such cost, that substantial justification for such excess exists and such excess is not unreasonable. In no event shall the cost of such asset to the Company exceed its current appraised value.

        (k) Sell property to the advisory company, if any, any director or Affiliate thereof.

        (l) Make loans to or borrow money from the advisory company, if any, any director or Affiliate thereof, unless a majority of the Uninterested Representatives approve the transaction as being fair, competitive, and commercially reasonable and no less favorable to the Company than loans between unaffiliated lenders and borrowers under the same circumstances.

        (m) Invest in joint ventures with the advisory company, if any, any director or Affiliate thereof, unless a majority of the Uninterested Representative approve the transaction as being fair and reasonable to the Company, and on substantially the same terms and conditions as those received by the other joint ventures.

        (n) Invest in assets or receive income (to the extent of 90% of the Company's gross income), except as would be permitted for a qualified real estate investment trust under Section 856 of the Code.

        (o) Enter into any other transactions with the advisory company, if any, any director or Affiliate thereof, unless a majority of the Uninterested Representatives approve the transaction as being fair and reasonable to the Company and on terms and conditions not less favorable to the Company than those available from unaffiliated third parties.

Annual Review of Investment Policies and Advisor Performance

        The Unaffiliated Representatives shall review the investment policies of the Company at least annually to determine that the policies then being followed by the Company are in the best interest of its Members and that investment opportunities are being allocated equitably between the classes.

        The Company's Operating Agreement provides that the Unaffiliated Representatives are to supervise the performance and the amount of compensation which the Company contracts to pay to the advisory company, if any, based on such factors as they deem appropriate. Such factors generally include the size of the management fee in relation to the size, composition and profitability of the investment portfolio of the Company, the success of the advisory company in generating opportunities that meet the Company's investment objectives, the rates charged to other companies similar to the Company and to other investors by advisors performing similar services, additional revenues realized by the advisory company and its Affiliates for other services performed for the Company, the quality and extent of service and advice furnished to the Company, and the performance of the Company's investment portfolio.

                        PRO FORMA FINANCIAL INFORMATION


        Pursuant to the Restructuring Agreement, assuming the Restructuring occurred for balance sheet purposes on December 31, 1995, the assets and liabilities of MRC have been transferred to the Company at the amounts at which they were stated in the financial statements of MRC (the "predecessor company").

        The effect of the Restructuring on net investment income assuming the transaction occurred on January 1, 1995 is disclosed in Note 3.

        The pro forma data do not purport to be indicative of the results which would actually have been reported if the transaction had occurred on such dates or which may be reported in the future. The pro forma data should be read in conjunction with the historical financial statements of MRC and related notes to such financial statements.


                      METROPOLITAN REALTY COMPANY, L.L.C.
                       PRO FORMA CONDENSED BALANCE SHEET


                                                         Historical       Pro Forma
                                                         ----------       ---------
Cash and cash equivalents                               $  2,446,221    $  1,396,330

Marketable securities                                     13,326,733      13,326,733

Mortgage notes receivable, net of allowance               25,364,328      25,364,328

Other assets                                                 623,619         623,619


Total assets                                            $ 41,760,901    $ 40,711,010
                                                        ============    ============

Total liabilities                                            427,574         427,574

Shareholders' equity:

Common stock                                                  45,322              --

Additional paid-in capital                                43,355,529              --

Unrealized holding losses on
 securities available for sale                                47,690              --

Distributions in excess of
 net investment income                                    (2,115,214)             --
                                                        ------------    ------------

Total shareholders' equity                                41,333,327              --
                                                        ------------    ------------

Class A Members' equity(1)                                      --        40,283,436

Class B Members' equity(2)                                      --              --

Total liabilities and shareholders'/Members equity(3)   $ 41,760,901    $ 40,711,010
                                                        ============    ============

---------
(1) Pursuant to the Restructuring Agreement, on the Effective Date, the assets of MRC will be transferred to MRC, LLC in exchange for Class A Membership Interests of MRC, LLC. MRC, LLC will assume all of the liabilities of MRC. MRC will then be dissolved and the Class A Membership Interests in MRC, LLC will be distributed to certain of MRC's shareholders in liquidation. Holders of fewer than 50,000 shares of MRC (assumed to represent 116,267 shares in the aggregate) as of May 6, 1996, or such later date as may be determined by the Executive Committee of MRC, will receive, in lieu of the distribution of Class A Membership Interests in MRC, LLC, a cash payment equal to the book value of their shares as of September 30, 1995 ($9.03 per share, or $1,049,891 in the aggregate). See "THE RESTRUCTURING -- Form of the Restructuring" and "--Appraisal".

                                      30


(2) MRC, LLC will simultaneously offer a minimum of $25,000,000 and a maximum of $50,000,000 in Class B membership interests (the "Class B Membership Interests") in a separate offering to create a new investment pool. No proceeds have been included related to the proposed offering of Class B Membership Interests.

(3) Using the historical yields from MRC's cash equivalents of 6.48% for the year ended December 31, 1995, the use of cash equivalents to acquire minority shares would have reduced net investment income from $1,990,203 to $1,922,170 and net investment income per share from $.44 to $.42.


                            SELECTED FINANCIAL DATA
                      OF METROPOLITAN REALTY CORPORATION

        The following data have been derived from financial statements that have been audited by Coopers & Lybrand L.L.P., independent accountants. The information set forth below is not necessarily indicative of the results of future operations and should be read in conjunction with the financial statements and notes thereto. All data is stated in thousands except for per share data.

                                                    Years Ended
                                                    December 31
                                -------------------------------------------------------
                                 1995        1994       1993        1992         1991
                                 ----        ----       ----        ----         ----
Statement of Operations Data:

Total income                   $ 3,764       $ 3,858    $ 3,716    $ 3,829    $ 4,135


Net investment income            1,990(1)      2,588      2,701      2,113      1,935

Net investment income per          .44(1)        .57        .60        .47        .43
share

Balance Sheet Data:

Total assets                    41,761        41,025     41,626     41,235     42,189

Shareholders' equity            41,333        40,479     41,104     40,851     41,910

Cash dividends per share(2)        .34           .63        .54        .70        .77

Book value per share              9.12          8.93       9.07       9.01       9.25

---------
(1) See "MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS" related to an increase in the allowance for loan losses in the third quarter of 1995.

(2) All dividends were ordinary income; no dividends constituted a return of capital.

          MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION
                           AND RESULTS OF OPERATIONS

        The following is a discussion and analysis of the financial condition and results of operations of MRC and the pool of assets (and assumed liabilities) which will become the Class A Assets upon the consummation of the Restructuring. Accordingly, there can be no assurance that similar results will be achieved by MRC from the investment of the net proceeds from this Offering.

Results of Operations of MRC at December 31, 1995

        MRC's net investment in mortgage loans to real estate projects represented 61% of its assets, or $25,364,328, at December 31, 1995 and 62% of its assets, or $25,393,979, at December 31, 1994. The yields on MRC's outstanding mortgage loans range from 7.25% to 12.25%. The weighted average yield of earning mortgage loans is 10.27% at December 31, 1995, as compared to 10.58% at December 31, 1994. The weighted average term of outstanding mortgage loans is 8.94 years. At December 31, 1995, MRC had outstanding loan commitments for additional commercial mortgage loans aggregating $921,000. The amount of marketable securities (which consisted primarily of Federal National Mortgage Association and Federal Home Loan Mortgage Corporation mortgage-backed, pass through securities) held by MRC during 1995 averaged $11,992,000 and earned an average yield of 5.8%, as compared to average marketable security holdings of $8,164,000 which earned an average yield of 4.8% during 1994. The average yield on all interest earning assets was 8.7% for the year ended December 31, 1995 and 8.9% for the year ended December 31, 1994.

        Investment income from marketable securities increased $302,673 to $689,955 for the year ended December 31, 1995 from $387,282 for the year ended December 31, 1994. Of the increase, $186,003 was the result of an increase in the average amount invested in marketable securities and $116,670 was the result of an increase in the average yield earned.

        Investment income from money market securities increased $9,444 to $194,431 for the year ended December 31, 1995 from $184,987 for the year ended December 31, 1994. Of the increase, $56,106 was the result of an increase in average yield offset by a $46,662 decrease in the average amount invested in money market securities.

        Investment income from mortgage loans decreased $318,255 to $2,754,975 for the year ended December 31, 1995 from $3,073,230 for the year ended December 31, 1994. Of the decrease, $233,321 was the result of a decrease in the average amount invested in mortgage loans and $84,934 was the result of a decrease in the average yield.

        Miscellaneous income decreased $86,033 to $142,916 for the year ended December 31, 1995 from $228,949 for the year ended December 31, 1994. The decrease primarily results from $114,000 in prepayment penalties received in 1994 offset by a $19,000 increase in income from guarantor settlements from 1994 to 1995.

        Operating expenses increased 40% to $1,773,856 for the year ended December 31, 1995 from $1,270,478 for the year ended December 31, 1994. This increase is due to a $1,061,500 increase in the change in the provision for loan losses, a $312,944 increase in general and administrative expenses for costs associated with MRC's proposed restructuring into a limited liability company, and a $92,397 increase in other general and administrative expenses, due primarily to increased loan advisory and professional service fees, offset by a $963,463 decrease in net loss from foreclosed property held for sale.

        Net investment income decreased by 23% to $1,900,203 or $.44 per share, for the year ended December 31, 1995 from $2,587,550, or $.57 per share, for the year ended December 31, 1994 as a result of the items discussed above.

        Management reviews, on a regular basis, factors which may adversely affect its mortgage loans, including occupancy levels, rental rates and property values. It is possible that economic conditions in southeastern Michigan, and the nation in general, may adversely affect certain of MRC's other loans.

        MRC had maintained an allowance for doubtful accounts of $1,461,500 from December 31, 1992 through the third quarter of 1994 to reflect the expected recoverable cash flows from three troubled loans.

        During 1994, the cash flows generated by one of the above loans which had previously been in default, collateralized by a shopping center, increased significantly. As this increase was supported by an improvement in tenant base, MRC determined at December 31, 1994 that this loan no longer required a loss reserve. The loan loss reserve was reduced, accordingly, by $461,500 during the fourth quarter of 1994 to $1,000,000. The other loan with an affiliated borrower, which was also formerly in default, had not exhibited the same magnitude of improvement in cash flows and tenants during 1994. The loan loss reserve, however, was further reduced by $250,000 in the second quarter of 1995, based on MRC's determination that the continued assignment of rents reduced the risk of loss associated with this loan.

        In 1994, only one loan was operating under a loan modification agreement. The borrower was current with the modified debt service requirements during 1994, although the underlying apartment collateral continued to experience high tenant turnover and poor cash flow, and monthly debt service payments were occasionally late. During 1995, the borrower tried unsuccessfully to find a buyer for this property. The physical property collateralizing the loan began to deteriorate as the year progressed. An independent analysis of the loan portfolio performed in the third quarter of 1995, confirmed the deterioration of the property compared to similar properties in the surrounding geographic location. The independent valuation also identified a loan, collateralized by a shopping center which has begun to experience limited market rent potential based on recent commercial developments in its surrounding market area. Based on the results of this independent market valuation, the allowance relating to these loans was increased by $850,000 during the third quarter of 1995. MRC believes that the allowance for loan losses of $1,600,000 at December 31, 1995 is adequate to reflect mortgage loans at their estimated net realizable value.

        On December 23, 1992, MRC obtained an apartment building located in Detroit, Michigan, through a foreclosure sale. This property was the collateral for a construction loan under which the borrower defaulted during 1992. The carrying value of the property was written down to its estimated fair value at the time of foreclosure of $2,100,000, based upon a July 1992 independent appraisal, net of a $140,000 valuation allowance for the estimated costs to sell the property. At December 31, 1994 the carrying value of the property was reduced to $900,000 to reflect an updated property valuation based on the results of MRC's marketing efforts to locate a buyer for the property. The carrying value of the property was further written down to $555,000 during the quarter ended June 30, 1995 as the result of an offer to purchase the property.

        On August 1, 1995, the sale of this property was consummated. In accordance with the terms of the purchase agreement, MRC received $100,000 of the purchase price at the August 1, 1995 settlement date. The remaining $455,000 of the purchase price will be paid, pursuant to the terms of a mortgage note bearing interest at 10% per annum, in monthly installments of principal and interest of $4,889 commencing in September 1995 until maturity in August 2000, at which time the remaining unpaid principal of approximately $375,000 is due. The mortgage note is guaranteed by the borrower and may be prepaid in whole or in part at any time.

        During 1994, MRC reached settlements with the guarantors of the foreclosed loan aggregating $320,000. These settlements are payable over four to eight years, with interest rates ranging from noninterest-bearing to 7.5%. Income from settlements is recorded as miscellaneous income when received and totalled $62,000 and $43,000 for the years ended December 31, 1995 and 1994, respectively. The property's operating income and expenses from the date of foreclosure are reflected in the statement of operations as net loss from foreclosed property held for sale and total $331,953, $1,295,416, and $337,699 for the year ended December 31, 1995, 1994 and 1993, respectively.

        Investment income from mortgage-backed marketable securities decreased $34,968 to $387,282 for the year ended December 31, 1994 from $403,608 for the year ended December 31, 1993. Of the decrease, $9,508 was the result of a decrease in the average amount invested in marketable securities and $26,260 was the result of a decrease in the average yield earned.

        Investment income from money market securities increased $134,211 to $184,987 for the year ended December 31, 1994 from $50,776 for the year ended December 31, 1993. Of the increase, $112,893 was the result of an increase in the average amount invested in money market securities and $21,318 was the result of an increase in average yield.

        Investment income from mortgage loans decreased $40,646 to $3,073,230 for the year ended December 31, 1994 from $3,113,876 for the year ended December 31, 1993. Of the decrease, $210,745 was the result of a decrease in average mortgage loans offset by a $45,326 increase in the stated average yield on all mortgage loans, and a $124,773 increase in interest income from loans which were nonearning at December 31, 1993.

        Miscellaneous income increased $102,162 to $228,949 for the year ended December 31, 1994 from $126,787 for the year ended December 31, 1993. The increase primarily resulted from $114,000 in prepayment penalties received in 1994.

        Operating expenses increased 25% to $1,270,478 for the year ended December 31, 1994 from $1,015,087 for the year ended December 31, 1993. The majority of this increase is due to a $957,717 increase in net loss from foreclosed property held for sale, which was largely attributable to a $994,000 increase in the provision for valuation allowance, offset by a $461,500 decrease in the allowance for loan losses. Other operating expenses decreased $240,826 to $436,562 for the year ended December 31, 1994 from $677,388 for the year ended December 31, 1993. This decrease is due to a $147,363 reduction in general and administrative expenses, primarily as a result of decreased professional service fees, and a $93,463 reduction in amortization of organization costs, which became fully amortized in 1993.

        Net investment income decreased by 4% to $2,587,550, or $.57 per share, for the year ended December 31, 1994 from $2,700,898, or $.60 per share for the year ended December 31, 1993 as a result of the items discussed above.

        Investment income from marketable securities decreased $264,888 to $403,608 for the year ended December 31, 1993 from $668,496 for the year ended December 31, 1992. Of the decrease, $153,487 was the result of a decrease in the average amount invested in marketable securities and $111,401 was the result of a decrease in the average yield earned.

        Investment income from mortgage loans increased $105,192 to $3,113,876 for the year ended December 31, 1993 from $3,008,684 for the year ended December 31, 1992. Of the increase, $354,411 was the result of an increase in average mortgage loans offset by a $38,918 decrease in the stated average yield on all mortgage loans, a $54,381 decrease in interest income due to property received in foreclosure and a $155,920 decrease in interest income due to MRC's decision to discontinue accruing interest on certain loans.

        Operating expenses decreased 41% to $1,015,087 for the year ended December 31, 1993 from $1,716,288 for the year ended December 31, 1992. The majority of this decrease is due to a $900,000 decrease in the allowance for loan losses offset by a $337,699 net loss from foreclosed property held for sale. Other operating expenses, consisting primarily of general and administrative expenses, decreased $138,900 as a result of decreased professional fees.

        Net investment income increased by 28% to $2,700,898, or $.60 per share, for the year ended December 31, 1993 from $2,112,662, or $.47 per share, for the year ended December 31, 1992 as a result of the items discussed above.

        MRC intends to continue to invest its available funds at competitive market rates in mortgage loans to real estate projects located in southeastern Michigan. Cycles in the local and national economy have affected and could continue to affect MRC's ability to invest its remaining funds in mortgage loans and the yields attainable on such investments. Decreases in market interest rates may result in lower returns on future mortgage loans than on the mortgage loans closed to date. Although MRC expects to have the balance of its available assets fully invested in mortgage loans by the end of 1996 management will continue its prudent approach of approving funding only of those loans which meet appropriate underwriting criteria.

Liquidity and Capital Resources of MRC at December 31, 1995

        Funds that have not yet been invested in mortgage loans are primarily invested in marketable mortgage-backed securities until needed for MRC's operations or investments in mortgage loans. Income and principal received with respect to MRC's investments in mortgage loans are also invested in marketable mortgage backed securities pending distribution to shareholders in the form of dividends or reinvestment in mortgage loans. At December 31, 1995, MRC had $25,364,328 invested in mortgage loans, $9,809,793 invested in marketable mortgage-backed securities, $3,516,940 invested in U.S. Treasury Notes, and $2,294,965 invested in money market funds. MRC does not invest in high risk, mortgage-backed securities such as interest only strips or residual tranches. However, there can be no assurance that cash flows will materialize as scheduled as a result of prepayments of the underlying mortgages.

        At December 31, 1995, MRC had outstanding loan commitments aggregating $921,000. The source of funds to satisfy these commitments will be MRC's marketable securities. MRC anticipates that its sources of cash are more than adequate to meet its liquidity needs.

        During the years ended December 31, 1995 and 1994, professional fees incurred in connection with the Restructuring totaled $495,000 and $131,000, respectively, of which $182,000 and $131,000 have been deferred at December 31, 1995 and 1994, respectively.

        Net cash generated by operating activities during 1995 aggregated $2,555,102, including $2,898,231 in net investment income adjusted for noncash depreciation and amortization expense, the valuation provisions for mortgage loans and foreclosed property held for sale, and amortization of net loan origination fees.

        Net cash used in investing activities during 1995 aggregated $2,097,276 and consisted primarily of purchases of marketable securities and loan disbursements offset by collections of principal from marketable securities and loan repayments. MRC purchased $3,507,381 of marketable securities and disbursed $444,293 in loans. MRC collected $1,345,072 of principal from marketable mortgage-backed securities and $355,151 of loan repayments.

        Financing activities in 1995 consisted of dividend payments to shareholders of $1,540,939 which represented $.34 per outstanding share.

        MRC adopted Statement of Financial Accounting Standards No. 114, "Accounting by Creditors for Impairment of a Loan" (SFAS 114), as amended by SFAS 118, on January 1, 1995. Under these new standards, a loan is considered impaired, based on current information and events, if it is probable that MRC will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. The measurement of impaired loans is based on the discounted cash flows of the underlying collateral. The cumulative effect of adopting the provisions of SFAS No. 114 was not significant.

        MRC adopted SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," at December 31, 1995; SFAS 107 requires disclosure of fair value information about financial instruments along with the valuation method and significant assumptions used.

        MRC's policy is to declare and pay cash dividends on a quarterly basis. MRC declared and paid dividends aggregating $.34 per share during the year ended December 31, 1995, compared to $.63 per share during the year ended December 31, 1994 and $.54 per share during the year ended December 31, 1993. MRC declared a dividend of $.11 per share of common stock to its shareholders of record on March 25, 1996 which was paid on March 29, 1996 from MRC's money market funds.


Proposed Operations of the Company

        The Company was organized on October 23, 1995. It has not yet engaged in any operations and its expected operations for the foreseeable future will consist substantially of purchasing or funding and holding the Real Estate Investments. See "INVESTMENT OBJECTIVES AND POLICIES".

        The Company anticipates that its revenues during the first year of operations with respect to the Class B Membership Interests will be derived principally from interest earned on its Short-term Investments and, to a lesser extent, from interest income on Mortgage Loans and earnings attributable to its equity Real Estate Investments. Due to the fact that a large percentage of the Company's Class B Assets will be invested in Short-term Investments pending selection of the Real Estate Investments, the Company expects that the yield on invested Class B Assets and, in turn, Net Income with respect to such assets during its first year of operations will be lower than that anticipated for future years.

        Prior to the Restructuring, pursuant to the cumulative voting provisions of MRC's Bylaws, MRC's Majority Shareholders selected the majority of the members of MRC's Board of Directors. The Managing Board Members will now control the Company's operations. The number of Managing Board Members to be selected by holders of Class A and Class B Membership Interests will not be known until completion of the Offering. Accordingly, the issuance of Class B Membership Interests will dilute Class A Members' ability to elect Managing Board Members.

Liquidity and Capital Resources of the Company

        The initial source of the Company's Class B Assets will be the net proceeds of this Offering. The Company may borrow funds in order to meet the operating expenses of the Company pursuant to such terms, provisions and conditions as the Managing Board shall determine. The Company may not borrow funds for any other purposes, including, without limitation, for the purpose of acquiring or holding any Real Estate Investments. The maximum amount of such borrowings may not exceed $1,000,000.

        Management believes that the net proceeds of this Offering, combined with cash flow from operations and borrowings, will be sufficient to enable the Company to meet its anticipated liquidity and capital requirements. See "INVESTMENT OBJECTIVES AND POLICIES" and "ESTIMATED USE OF PROCEEDS".

        Management believes that the effects of future inflation may increase the Company's operating costs. Future inflation could also affect the value of the Company's Real Estate Investments.


                          SOUTHEAST MICHIGAN ECONOMY

        The Company intends to make, where possible, the majority of its Real Estate Investments in Detroit, the balance being in the metropolitan region constituting Southeast Michigan.

The State of Michigan

        The State of Michigan is located in the northern central region of the United States and borders on four of the five Great Lakes. As of 1990, the State ranked eighth among the fifty states in population, accounting for 2% of the United States' population, and twenty-third in geographical size. The State's 1993 population was approximately 9.4 million, of which roughly 70% resided in urban areas and 30% resided in rural areas.

Metropolitan Area of Detroit

        The metropolitan area of Detroit, located in the southeastern region of Michigan, includes Wayne, Oakland and Macomb Counties (the "Tri-County Area"), for certain informational and statistical purposes, however, reference to the metropolitan area of Detroit often incorporates an eight county area known as the Metropolitan Statistical Area of Detroit, which includes the Tri-County Area as well as the Counties of St. Clair, Monroe, Livingston, Lapeer and Genesee (the "Detroit MSA").

        The 1990 estimated population of the Detroit MSA, by county, was as follows:


             Area                         1990 Estimated Population
             ----                         -------------------------
Tri-County Area:
   Wayne.......................  2,111,687
   Oakland.....................  1,083,592
   Macomb......................    717,400                         3,912,679
                                 ---------
St. Clair........................................................    145,607
Monroe...........................................................    133,600
Livingston.......................................................    115,645
Lapeer...........................................................     74,768
Genesee..........................................................    430,459
                                                                   ---------
                                                                   4,812,758
                                                                   =========

---------
Source: Bureau of Census, United States; Department of Management and Budget, State of Michigan.

        The Detroit MSA, as of 1990, accounted for an estimated 47% of Michigan's population and approximately 2% of the United States' population. As noted above, the Tri-County Area had an estimated 1990 population of 3.9 million which accounted for approximately 90% of the Detroit MSA population.

        The metropolitan area of Detroit, including both the Detroit MSA and the Tri-County Area, is widely recognized as the center of the United States' automotive industry, with General Motors Corporation, Ford Motor Company and Chrysler Corporation all being headquartered in the metropolitan area. As a result of this concentration, the metropolitan area supports a large labor force skilled in engineering, manufacturing, and lately, high technology.

The City of Detroit

        The City of Detroit lies across the Detroit River from the Canadian province of Ontario. With an estimated 1990 population of 1.02 million, Detroit is the nation's ninth-largest city and Michigan's largest city. The City is located in Wayne County, comprises about one-half of the County's population and encompasses an area of approximately 140 square miles.

Economic Information and Statistics

        The following charts and tables present certain economic information pertaining to Southeast Michigan.

        United States and Michigan: Economic Variables. The following table sets forth certain key economic variables regarding the economic climate for the United States and for Michigan.

                                                                Fiscal Year
                              -------------------------------------------------------------------------------
                                1989              1990                   1991                    1992
                              --------      ------------------     ------------------     -------------------
                                                       Percent                Percent                 Percent
                               Amount       Amount      Change     Amount*     Change     Amount*      Change
                               ------       ------      ------     -------     ------     -------      ------
United States

Gross national
product (billions
of 1987 dollars)..........     $5,251       $5,546       5.6       $5,754       3.8        $6,039       4.9

Passenger car
sales (thousands of
units)....................      9,772        9,300      -4.8        8,175     -12.1         8,214       .48

Import share (percent)....       28.5         27.4        --         27.4        --          22.3        --


Truck sales (thousands
of units).................      4,941        4,846      -1.9        4,365      -.10         4,903      12.3

Unemployment rate --
civilian
(percent).................        5.3          5.5        --          6.7        --           7.2        --

Consumer price index
(1982-1984 = 100).........        124        130.7       5.4        136.2       4.2         140.3       3.0


                                  39



                                                                Fiscal Year
                              -------------------------------------------------------------------------------
                                1989              1990                   1991                    1992
                              --------      ------------------     ------------------     -------------------
                                                       Percent                Percent                 Percent
                               Amount       Amount      Change     Amount*     Change     Amount*      Change
                               ------       ------      ------     -------     ------     -------      ------
3-month treasury
bills interest
rate (percent)..............           8.1          7.5    --              5.4    --             3.5     --


Motor vehicle production
(thousands).................    11,124,945    9,888,036  11.1        8,883,767  10.2        9,777,899   10.1

Michigan's share (percent of
total U.S.).................            29           26    --               28    --               23     --

Wage and salary employment
(thousands).................     3,862,000    3,396,600              3,874,800  14.1         3,916,700   1.1

Michigan unemployment rate
(percent)...................           7.1          7.5    --              9.2    --               8.8    --

Personal income (millions)     $163,200.30  $   170,554   4.5      $   175,961   3.2          $185,713   5.5


Real personal income
(millions)..................   $133,442.60  $132,632.60   .61      $132,202.10   .32       $136,553.70   3.3

Detroit consumer price index
(1967 = 100)................         122.3        128.6   5.1            133.1   3.5             135.9   2.1

Population (thousands) (as of
July 1 of each fiscal year).     9,253,295    9,311,000   .62        9,370,000   .63         9,423,000   .60

---------
Sources: United States Bureau of the Census; Senate Fiscal Agency; Department of Management and Budget, State of Michigan; Michigan Employment Security Commission; Bureau of Economic Analysis; Automotive News Data Center; Ward's Automotive News.

* Estimated


                            BUSINESS AND PROPERTIES

        The Company's executive offices are located at Suite 748, 535 Griswold, Detroit, Michigan 48226. MRC currently rents this office space under a month-to-month lease which provides for a monthly rental of approximately $1,426, which is comparable to prevailing rentals for similar facilities. The Company's offices are suitable and adequate for the current operations of the Company. The Company neither owns nor leases any other property.

                           MANAGEMENT OF THE COMPANY

Ownership and Management Structure of the Company

        The diagram which follows depicts the ownership and management structure of the Company.





             [The remainder of this page intentionally left blank]

        The diagram on page 41 of the Registration Statement on Form S-11 depicts the ownership and management structure of the Company. Following is a summary of the diagram.

        Upon consummation of the Restructuring, the assets of MRC will be transferred to, and the liabilities of MRC will be assumed by, the Company in exchange for its Class A Membership Interests and the Majority Shareholders of MRC shall receive in proportion to their common stock holdings in MRC, 100% of the Class A Membership Interests, in liquidation.

        Upon consummation of the Restructuring, the Company will be managed by its Member-Managers through a Managing Board. The Member-Managers are (a) those Members with a Total Percentage Interest at least equal to the Minimum Percentage and (b) to the extent not previously taken into account, those Class A Members (but excluding their assignees) which held sufficient shares of MRC's common stock immediately prior to the initial Capital Contribution of the Class A Members to elect at least one director at an annual meeting of the shareholders of MRC, and in either case which have not declined in writing to serve as Member-Managers.

        Upon consummation of the Offering, the Company will issue to the subscribers certificates representing 100% of the Class B Membership Interests. Each Member's Total Percentage Interest in the Company as a whole will be determined by dividing the Member's total positive Adjusted Capital Account Balances of all Members into such Member's positive Adjusted Capital Account Balance. Those Members with a Total Percentage Interest at least equal to the Minimum Percentage together with the Class A Member-Managers will appoint the Managing Board.

        The Managing Board will appoint an Executive Committee, an Audit Committee, and a Loan Committee and such other subcommittees as the Managing Board shall specify from time to time. These committees will be empowered and structured in a manner substantially identical to the analogous committees which MRC has now.

        The Managing Board shall also elect the officers of the Company.

Membership Interests

        The Company was formed by MRC on October 23, 1995 as a Delaware limited liability company. The initial Members are Wayne S. Doran and Robert
H. Naftaly. Messrs. Doran and Naftaly are directors of MRC and will serve as the Members of the Company until completion of the Restructuring and the closing of this Offering at which time they will resign as Members.


        The following table sets forth certain information regarding the initial Members, including name, age, principal occupation for the past five years, other directorships with publicly-owned companies or with public institutions, and term of service as a Member of the Company. The information set forth in the table was provided to the Company by each Member.

    Name and Age               Principal Occupation            Has Served as
    ------------               --------------------            a Member Since
                                                               --------------
Wayne S. Doran, 61      Chairman of the Board of Ford Motor         1995
                        Land Development Corp., a real
                        estate development company, since
                        1978. Currently serves as a member of
                        the Board of Directors of
                        Metropolitan Realty Corporation.

Robert H. Naftaly, 58   Executive Vice President, Chief             1995
                        Financial Officer and Treasurer of
                        Blue Cross and Blue Shield of
                        Michigan, since 1988. Previously
                        served as Vice President and General
                        Auditor of Detroit Edison Company,
                        an electric utility, since July 1987;
                        Director - Michigan Department of
                        Management and Budget from 1983 to
                        July 1987; and managing partner and
                        founder of Geller, Naftaly & Shapero,
                        C.P.A.s from 1960 to October 1983.
                        Currently serves as a member of the
                        Board of Directors of Metropolitan
                        Realty Corporation. Also serves on
                        numerous national and community
                        associations.


        The Restructuring Agreement provides that the Majority Shareholders of MRC shall receive in proportion to their common stock holdings in MRC, 100% of the Class A Membership Interests. Following the completion of the Restructuring, no additional Class A Membership Interests will be issued by the Company. Similarly, in the event of the successful completion of this Offering, at the closing thereof, the Company will issue to the subscribers certificates representing 100% of the Class B Membership Interests. Accordingly, the Total Percentage Interest of each subscriber will not be known until the Offering is closed and the total amount of all subscriptions is determined. However, the total of all such subscriptions shall represent 100% of the Class B Membership Interests and no additional Class B Membership Interests will be issued by the Company.

Member-Managers

        The Operating Agreement provides that the business and affairs of the Company shall be managed by its Member-Managers through the Managing Board. Member-Managers are (a) those Members with a Total Percentage Interest at least equal to the Minimum Percentage and (b) to the extent not previously taken into account, those Class A Members (but excluding their assignees) which held sufficient shares of MRC's common stock immediately prior to the initial Capital Contribution of the Class A Members to elect at least one director at an annual meeting of the shareholders of MRC, and in either case which have not declined in writing to serve as Member-Managers.

        After giving effect to the Restructuring, holders of Class A Membership Interests with a Total Percentage Interest at least equal to the Minimum Percentage (the "Class A Member-Managers") are as follows:

               Chrysler Corporation Master Retirement Trust
               Ford Motor Company
               General Retirement System of the City of Detroit
               Macomb County Employees Retirement System
               Operating Engineers Local 324 Pension Fund
               Policeman and Fireman Retirement System of the City of Detroit State of Michigan, State Employees Retirement
               State of Michigan, Public School Employees
               Wayne County Retirement System
               NBD Bancorp, Inc.

Appointment of Managing Board Members

        In the event the Minimum Subscription Level is reached during the Offering Period, and the Offering is closed, immediately following the issuance of the Class B Membership Interests, each Member's Total Percentage Interest in the Company as a whole will be determined by dividing the Member's total positive Adjusted Capital Account Balances of all Members into such Member's positive Adjusted Capital Account Balance.

        Those Class B Members with a Total Percentage Interest at least equal to the Minimum Percentage, together with holders of Class A Membership Interests who qualify as Member-Managers, will be entitled to appoint the Managing Board Members. A Minimum Percentage Interest means a Total Percentage Interest which represents a positive Adjusted Capital Account Balance of $2,500,000. Accordingly, a purchaser of Class B Membership Interests who has a positive Adjusted Account Balance of less than $2,500,000 will not be a Member-Manager and will not be entitled to appoint Managing Board Members.

Required Ownership

        Anything to the contrary in the Operating Agreement notwithstanding, Member-Managers in the aggregate must own at least a one (1) percent interest in each material item of the Company's income, gain, loss, deduction or credit during the Company's entire existence.

Managing Board

        Under the Operating Agreement, the Member-Managers have delegated to the Managing Board all of their rights and powers to manage and control the business and affairs of the Company.

        The Managing Board will consist of that number of Managing Board Members appointed from time to time by the Member-Managers and the Managing Board of the Company, but in no event will the number of Managing Board Members be fewer than three (3) or greater than forty (40). Each Member-Manager is entitled, but is not required, to appoint the greater of one
(1) Managing Board Member to the Managing Board or that number obtained by dividing such Member-Manager's Total Percentage Interest by the Minimum Percentage rounded down to the nearest whole number. In the event the Managing Board Members appointed by the Member-Managers do not represent 100% of the Total Percentage Interests, whether because a Member-Manager declined to appoint a Managing Board Member or otherwise, the Managing Board may appoint one (1) at large Managing Board Member for each full Minimum Percentage of the Membership Interests which would otherwise be unrepresented on the Managing Board. In the event that fewer than three (3) Managing Board Members have been appointed by the Member-Managers, each of the Managing Board Members in order of their Total Percentage Interests beginning with the largest Total Percentage Interest, will be given the opportunity to appoint one (1) Managing Board Member, until the Managing Board consists of three (3) Managing Board Members. A Managing Board Member may resign by written notice to the Company. A Member-Manager may at any time upon written notice to the Managing Board replace a Managing Board Member appointed by it, or fill an opening on the Managing Board (i) which exists because it did not appoint the full number of Managing Board Members to which it is entitled (in which event the Managing Board shall remove a corresponding number of at large Managing Board Members, to the extent necessary to reduce the number of Managing Board Members to forty (40)), (ii) which was created by the death, resignation or removal by such Member-Manager of a Managing Board Member previously appointed by such Member-Manager, or (iii) which was created by an increase in such Member-Manager's Total Percentage Interest. A person is not eligible to be a Managing Board Member if such person serves as a trustee of an employee benefit plan that owns any of the Company's Membership Interests. A Managing Board Member need not be a resident of Michigan or a Member of the Company.

        Upon the reduction by any Member-Manager of its Total Percentage Interest to the extent that it no longer has a Total Percentage Interest sufficient to appoint as many Managing Board Members as it had previously appointed, there will be an immediate and corresponding removal of from the Managing Board of that number of Managing Board Members such Member-Manager no longer has the ability to elect. The person(s) to be removed will be determined by such Member-Manager and in the event it fails to do so, by the action of the Managing Board.

        It is anticipated that the Class A Member-Managers will appoint to the Managing Board many of the same persons they nominated and elected to MRC's Board of Directors. However, the identity of all Member-Managers and their respective appointees to the Managing Board will not be known until this Offering is consummated and the Total Percentage Interests of the Members is finally determined.

Committees

        The Managing Board shall appoint an Executive Committee, a Loan Committee, an Audit Committee and such other subcommittees as the Managing Board shall specify from time to time.

        The Executive Committee will be comprised of seven (7) members, to be selected by the Managing Board as a whole from among its number. The Executive Committee exercises all power and authority of the Managing Board in the management of the business and affairs of the Company except that the Executive Committee does not have power or authority to take any action or recommend to any Members that any action be taken which requires approval of any Members pursuant to the Operating Agreement.

        The Loan Committee will be comprised of nine (9) regular members and three (3) alternate members. The regular and alternate members of the Loan Committee will be selected by the Managing Board as a whole from among its number. The Loan Committee will have such power and authority as the Managing Board from time to time delegates to it.

        The Managing Board will, through nominations made by the Chairman with approval by resolution passed by a majority of the whole Managing Board, appoint from among its members an Audit Committee composed of three (3) or more Managing Board Members. The duties of the Audit Committee may include:
(i) recommending independent auditors; (ii) reviewing with the independent auditors the scope of the audit, audit fees, the report of audit and the management letter; (iii) reviewing with management and the independent auditors the financial statements for the year; (iv) reviewing and approving non-audit services by the independent auditors; and (v) consulting with the independent auditors with regard to the adequacy of internal controls.

Officers

        The Managing Board shall also elect the officers of the Company. The Chairman, Vice Chairman, Secretary and Treasurer must be selected from members of the Managing Board. If the President is not selected from members of the Managing Board, the President shall be a non-voting, ex-officio member of the Managing Board.

Compensation and Expense Reimbursement

        No member of the Managing Board or any other committee shall be entitled to receive compensation for serving as a Managing Board Member in connection with regular or special meetings of the Managing Board or any other committee. However, the Managing Board, by the affirmative vote of a majority of Managing Board Members in office and irrespective of any personal interest of any of them, may (a) reimburse the Managing Board Members and committee members for their reasonable out-of-pocket expenses incurred in connection with attending meetings or otherwise in connection with their duties as Managing Board Members and committee members; and (b) establish reasonable compensation of Managing Board Members for serving as members of the Executive Committee, Loan Committee, or other committees established under the Operating Agreement.

Annual Meetings

Members

        The Operating Agreement does not provide nor require annual or other regular meetings of Members nor does the Company anticipate that meetings of the Members will be called on any regular basis. However, meetings of all Members will be called on any regular basis. However, meetings of all Members or of a class or classes of Members may be called by the Managing Board, the Executive Committee, the Chairman of the Managing Board, and must be called upon the written request to the Managing Board of Members holding in the aggregate at least 10% of the Total Percentage Interests of the Company or of the applicable class or classes.

Managing Board

        The Operating Agreement provides that the Managing Board shall meet each year during the fifth or sixth calendar month after the end of the Company's fiscal year for the purpose of appointing officers, employees and agents of the Company and consideration of such business that may properly come before the meeting.

Fiduciary Responsibility of Managing Board Members

        Consistent with the duties and obligations of, and limitations on, the Managing Board Members, and under the laws of the State of Delaware, the Managing Board Members are accountable to the Members as fiduciaries and are required to perform their duties in good faith in a manner each Managing Board Member believes to be in the best interest of the Company, with such care, including reasonable inquiry as a prudent person in a like position would use under similar circumstances.

Limited Liability of Managing Board Members

        The Company's Operating Agreement provides that a Managing Board Member shall not be liable to a Member for a breach of the Managing Board Member's fiduciary duty when the Managing Board Member has relied in good faith on the provisions of the Operating Agreement. But liability for monetary damages will remain with respect to the following situations: (a) receipt of a financial benefit to which the Managing Board Member is not entitled; (b) knowing violations of law; (c) unlawful distributions to Members; and (d) transactions in which the Managing Board Member receives an improper financial benefit. The Company's Operating Agreement does not however, insulate a Managing Board Member from liability for bad faith conduct, limit the right of the Company or a Member to obtain injunctive or other non-monetary relief (although the availability of such equitable remedies may be of limited usefulness in certain situations such as when a transaction has already been effected), or affect a Managing Board Member's liability under the federal securities laws.

        As a result of the inclusion of such provisions in the Company's Operating Agreement, Members will receive more limited rights of action than they would otherwise be entitled. However, the Company believes that the inclusion of such provisions serve the best interests of the Company by giving the Company's Managing Board Members the greatest degree of discretion in managing the Company's affairs and by supplementing the protection from personal liability presently provided to Managing Board Members by the Company's Operating Agreement and by directors' liability insurance (to the extent available), ultimately enabling the Company to attract and retain talented and qualified Managing Board Members.

Indemnification

        The Company's Operating Agreement provides that the Company shall indemnify a person who was or is a party or is threatened to be made a party to a threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative and whether formal or informal, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Managing Board

Member or officer of the Company, or is or was serving at the request of the Company as a director, officer, partner, trustee, employee or agent of another foreign or domestic limited liability company, corporation, partnership, joint venture, trust or other enterprise, whether for profit or not, against expenses, including attorneys' fees, judgments, penalties, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with the action, suit or proceeding, if the person acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company or its Members, and with respect to a criminal action or proceeding, if the person had no reasonable cause to believe his or her conduct was unlawful. The termination of an action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contenders or its equivalent, does not, itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonable believed to be in or not opposed to the best interests of the Company or its Members, and, with respect to a criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

        INSOFAR AS INDEMNIFICATION FOR LIABILITIES ARISING UNDER THE SECURITIES ACT OF 1933 MAY BE PERMITTED TO MEMBERS, OFFICERS OR PERSONS CONTROLLING THE COMPANY PURSUANT TO THE FOREGOING PROVISIONS, THE COMPANY HAS BEEN INFORMED THAT IN THE OPINION OF THE SECURITIES AND EXCHANGE COMMISSION SUCH INDEMNIFICATION IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE SECURITIES ACT AND IS THEREFORE UNENFORCEABLE.

        SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

        The following table sets forth certain pro forma information regarding the entities which, to the Company's knowledge and belief, were immediately upon consummation of the Restructuring the beneficial owners of more than five percent (5%) of the outstanding Class A Membership Interests based upon their ownership of MRC common stock as of December 31, 1995. The table also sets forth certain pro forma information regarding ownership of Class A Membership Interests by the former directors and officers of MRC as a group.

                                                                       Pro forma
                                                                        Percent
           Name and Address of Beneficial Owner                       of Class A
           ------------------------------------                       Membership
                                                                       Interests
                                                                      -----------
Chrysler Corporation Master Retirement Trust..............             17.87%(1)
12000 Oakland Ave.
Highland Park, MI 48203

Ford Motor Company........................................             17.32%(1)
Ford Motor Company World Headquarters
The American Road
Dearborn, MI 48121

Treasurer, State of Michigan..............................             17.21%(2)
Department of Treasury
Treasury Building
Lansing, MI 48922

Operating Engineers Local 324 Pension Fund................             11.32%(1)
37450 Schoolcraft, Suite 110
Livonia, MI 48150


                                                                       Pro forma
                                                                        Percent
           Name and Address of Beneficial Owner                       of Class A
           ------------------------------------                       Membership
                                                                       Interests
                                                                      -----------

All former directors and officers of MRC as a                             (3)
group (22 persons)........................................

---------
(1) Reflects Membership Interests held of record or beneficially as to which the named beneficial owner exercises sole voting and investment power.

(2) The Treasurer of the State of Michigan is the investment fiduciary for the following state-sponsored retirement systems, each of which beneficially owns the indicated number of Class A Membership Interests; (a) Public School Employees' Retirement System, 11.32%; and
        (b) State Employees' Retirement System, 5.66%. As the investment fiduciary, the Treasurer, by and through the Department of Treasury's Bureau of Investments, and subject to the authority of an Investment Advising Committee, exercises sole voting and investment power with respect to the Membership Interests held by such retirement systems.

(3) In the Restructuring, the holdings of the group (700 MRC shares) will be cashed out at $9.03 per share pursuant to the Restructuring Agreement.

                      DESCRIPTION OF MEMBERSHIP INTERESTS

        The following discussion describes both Class A and Class B Membership Interests, which are the existing classes of the Company membership interests. Upon consummation of the Restructuring, Majority Shareholders of MRC will become Class A Members of the Company. Minority Shareholders as of May 6, 1996, or such later date as may be determined by the Executive Committee of MRC, will receive a cash payment equal to the book value of their shares as of September 30, 1995 ($9.03 per share) in lieu of the distribution of Class A Membership Interests. The Class B Membership Interests are being offered hereby. The Managing Board may from time to time, without the vote or approval of any Member or class or group of Members, amend the Operating Agreement to provide for additional classes or groups of Members having such relative rights, powers and duties as may be established (excluding, however, any authority to create rights, powers and duties senior to existing classes and groups of Members), and to grant to all or certain identified Members or a specified class or group of the Members the right to vote separately or with all or any class or group of the Members, on any matter. Voting by such Members may be on a per capita, number, financial interest, class, group or any other basis.


Initial Class A Contributions and Members

        The assets of MRC, subject to its liabilities, will be contributed to the Company as the Capital Contribution of the Class A Members. These assets, together with the additions and replacements thereto, will constitute the Class A Assets. The Class A Membership Interests represent an interest only in the Class A Assets. The interests will be structured so that cash income (less expenses) will be passed through quarterly and principal will be reinvested. Fees and expenses attributable solely to the Class A Assets will be allocated to the holders of Class A Membership Interests in proportion to their Capital Accounts.

Class A Capital Accounts

        The Company will establish and maintain a separate capital account for each Class A Member. Each such capital account will be:

                    (i) credited with such Class A Member's share, determined in accordance with its Class A Percentage Interest, of the Class A Assets, consisting of the amount of cash and the initial Gross Asset Value (net of liabilities secured by such contributed property that the Company assumes or takes subject to) of any other property which is part of the Class A Assets, such Class A Member's distributive share of Profits, and generally any items in the nature of income or gain that are specially allocated to such Class A Member, and

                   (ii) debited with the amount of cash and the Gross Asset Value (net of liabilities secured by such distributed property that such Class A Member assumes or takes subject to) of any property distributed to such Class A Member pursuant to any provision of the Operating Agreement, such Class A Member's distributive share of Losses, such Class A Member's share, determined in accordance with its Class A Percentage Interest, of certain expenditures of the Company and generally items in the nature of expenses or losses that are specially allocated to such Class A Member.

Initial Class B Contributions and Members

        The initial Class B Members will be those persons who purchase Class B Membership Interests in this Offering, and the initial Class B Capital Contributions will be the net proceeds of this Offering.

Class B Assets

        The Class B Assets will consist of the Capital Contributions of the Class B Members, together with all additions and replacements thereto. The Company will establish and maintain a separate bookkeeping account for the Class B Assets.

Class B Capital Accounts

        The Company will establish and maintain a separate capital account for each Class B Member. Each such capital account will be:

                    (i) credited with such Class B Member's share, determined in accordance with its Class B Percentage Interest, of the Class B Assets, consisting of the amount of cash and the initial Gross Asset Value net of liabilities secured by such contributed property that the Company assumes or takes subject to) of any other property which is part of the Class B Assets, such Class B Member's distributive share of Profits, and generally any items in the nature of income or gain that are specially allocated to such Class B Member, and

                   (ii) debited with the amount of cash and the Gross Asset Value (net of liabilities secured by such distributed property that such Class B Member assumes or takes subject to) of any property distributed to such Class B Member pursuant to any provision of the Operating Agreement, such Class B Member's distributive share of Losses, such Class B Member's share, determined in accordance with its Class B Percentage Interest, of certain expenditures of the Company, and generally any items in the nature of expenses or losses that are specially allocated to such Class B Member.

Capital Accounts and Capital Contributions in General

        Except as otherwise provided in the Operating Agreement, (i) no interest will accrue on any Capital Contribution or on the positive balance, if any, in any Capital Account, (ii) no Member will have any right to withdraw any part of its Capital Account or to demand or receive the return of its Capital Contribution, or to receive any distributions from the Company, (iii) no Member shall be required to make any contribution to the capital of, or any loan to, the Company, and (iv) no Member shall have any liability for the return of any other Member's Capital Account or Capital Contributions.

        Anything to the contrary in the Operating Agreement notwithstanding, Member-Managers in the aggregate must maintain throughout the entire existence of the Company a minimum Capital Account balance equal to the lesser of (i) one (1) percent of the total positive Capital Account balances, or (ii) $500,000.

Allocation of Expenses

        Class A Assets will be used and applied solely for the benefit of the Class A Members. Except to the extent required by applicable law, Class A Assets will be used only to pay Class A Expenses, 50% of the Restructuring Expenses and Public Offering Expenses, and the allocable share of General Expenses.

        Class B Assets will be used and applied solely for the benefit of the Class B Members. Except to the extent required by applicable law, Class B Assets will be used only to pay Class B Expenses, 50% of the Restructuring Expenses and the Public Offering Expenses, and the allocable share of General Expenses.


        General Expenses shall be allocated to the Class A Assets according to the following formula: each item of General Expense shall be multiplied by a fraction, the numerator of which is the total of the book value of any REO Property and the outstanding principal balance of the Mortgage Loans which are part of the Class A Assets and the denominator of which is the total of the book value of any REO Property and the outstanding principal balance of all of the Mortgage Loans of the Company. General Expenses shall be allocated to the Class B Assets according to the following formula: each item of General Expense shall be multiplied by a fraction, the numerator of which is the total book value of any REO Property and the outstanding principal balance of the Mortgage Loans which are part of the Class B Assets and the denominator is the total of the book value of any REO Property and the outstanding principal balance of all of the Mortgage Loans of the Company. The allocation of General Expenses will be the same for GAAP and tax purposes.


                              DISTRIBUTION POLICY


        The Company intends to make quarterly distributions of its Class B Cash Income to its Class B Members from time to time, as follows. The Class B Members are expected to receive a quarterly distribution of 100% of Class B Cash Income, pro rata based on their Class B Percentage Interests. The amount of the Class B Cash Income shall be paid (a) within days after and as of the end of the Company's first fiscal year, and each fiscal year thereafter, and
(b) within days after and as of the end of each of the Company's fiscal quarters commencing with the first fiscal quarter ending in 1996, and each fiscal quarter thereafter (other than the last fiscal quarter of each year). The Company also intends to make distributions of the Class B Return to its Class B Members. Such Members are expected to receive a distribution of 100% of the Class B Return, pro rata, based on their Class B Percentage Interests. The amount of the Class B Return shall be paid within days after and as of the end of each of the Company's fiscal years commencing after the Company's fiscal year beginning January 1, 2000. All cash or cash equivalents which constitute part of the Class B Assets which have not been invested in Real Estate Investments by December 31, 1999 shall be distributed to the Class B Members, pro rata based on their Class B Percentage Interests.


        Distributions will be made only if the Managing Board determines in its reasonable judgment that the Company has sufficient cash on hand exceeding the current and the anticipated needs of the Company to fulfill its business purposes, and subject to certain other restrictions as provided in the Operating Agreement.


             CERTAIN PROVISIONS OF DELAWARE LAW AND THE COMPANY'S
               CERTIFICATE OF FORMATION AND OPERATING AGREEMENT

General

        A limited liability company ("LLC") is a business organization that is generally intended to be taxed as a partnership for federal income taxation purposes, while providing limited liability protection as a corporation for its members. The owners of the equity interests in an LLC are called "members". For federal income tax purposes, an LLC, like a partnership, is a pass-through entity, and generally its income and losses are taxed only at the member level. The business affairs of an LLC are governed by an operating agreement, which is analogous to a partnership agreement.

        The Company has been formed under the Delaware Limited Liability Company Act (the "Limited Liability Company Act") which contains many provisions that may be varied by agreement among members, and as a result provides a great deal of flexibility in structuring a customized business organization.

Federal Income Tax Classification

        It is intended that the Company will be classified as a partnership for federal income tax purposes.

Classes of Members

        The Company will have two classes of Members, Class A Members and Class B Members. Each class of Members will have equal rights, powers and duties, except as otherwise provided in the Operating Agreement. The Managing Board may from time to time, without the vote or approval of any Member or class or group of Members, amend the Operating Agreement to provide for additional classes or groups of Members having such relative rights, powers and duties as may be established (excluding however, any authority to create rights, powers and duties senior to existing classes and groups of Members), and to grant to all or certain identified Members or a specified class or group of the Members the right to vote separately or with all or any class or group of the Members, on any matter. Voting by such Members may be on a per capita, number, financial interest, class, group or any other basis.

Meetings of Members

        There will be no regularly scheduled meetings of the Members of the Company. Meetings of all Members or of a class or classes of Members may be called by the Managing Board, the Executive Committee or by the Chairman of the Managing Board, and will be called upon the written request to the Managing Board of Members holding in the aggregate at least ten percent (10%) of the Total Percentage Interests of the Company or of the applicable class or classes.

Voting

        Unless a greater or lesser quorum is required by law, the Members present at a meeting in person or by proxy who, as of the record date for such meeting, were holders of a majority of the Total Percentage Interests of the Company entitled to vote at the meeting shall constitute a quorum at the meeting. When an action is to be taken by a vote of the Members, it will be authorized by the affirmative vote of the holders of a majority of Total Percentage Interests entitled to vote thereon. The holders of a class of Membership Interests may vote separately on any item of business which does not materially affect any other class. Managing Board Members are appointed by the Member-Managers, not elected. See "MANAGEMENT OF THE COMPANY -- Managing Board".

Dissolution

        The Company will dissolve and its affairs will be wound up on the first to occur of the following events: (a) December 31, 2025; (b) the entry of a decree of judicial dissolution, as provided under Delaware law; (c) by the consent of Members holding at least 75% of the Total Percentage Interests of the Company as a whole; (d) upon the death, retirement, resignation, expulsion, Bankruptcy, or dissolution of a Member-Manager or the occurrence of any other event that terminates the continued membership of a Member-Manager in the Company, unless, in the case of disassociation of membership described in clause (d) above, remaining Members representing either a majority of the Total Percentage Interests of the Company (provided such majority represents a majority of the profit interests of the Company) or, alternatively, a majority of the Percentage Interests of each class or series, consent to the continuation of the business of the Company within 90 days after the disassociation.

Redemption

        The Company may acquire, by purchase, redemption or otherwise, any Membership Interest, on such terms and conditions as may be approved by the Managing Board. Any interest so acquired shall be deemed canceled, unless otherwise determined by the Managing Board.

                  MATERIAL FEDERAL INCOME TAX CONSIDERATIONS

        The following summary of the material federal income tax considerations regarding this Offering has been prepared by Coopers & Lybrand L.L.P. and is based on current law. This discussion is general in nature and does not purport to deal with the tax considerations of particular investors or all the ramifications of the offering for certain types of investors (including, for example, tax-exempt entities, foreign investors, financial institutions, broker-dealers, etc.) who may receive special treatment under the federal income tax laws.

EACH INVESTOR IS URGED TO CONSULT ITS OWN TAX ADVISOR REGARDING THE SPECIFIC TAX CONSEQUENCES (INCLUDING FEDERAL, STATE, LOCAL AND FOREIGN TAXES) OF THE OFFERING (INCLUDING THE ACQUISITION, OWNERSHIP AND SALE OF MEMBERSHIP INTERESTS IN THE COMPANY) AND OF ANY POTENTIAL CHANGES IN APPLICABLE TAX LAWS.

The Offering

General

        Through the Offering, the Company will issue Class B Membership Interests to create a new investment pool which will be segregated on the books of the Company to new investors in exchange for cash. Simultaneously with the consummation of the Offering, the Company will consummate the transactions contemplated by the Restructuring Agreement.

        In general, holders of Class B Membership Interests will participate in the Class B Assets, which will consist initially of the net proceeds of the Offering of Class B Membership Interest as invested by management. Holders of Class A Assets will be entitled to participate proportionately in the Class A Assets, which will consist initially of the former assets of MRC that are transferred to the Company. Under the Operating Agreement, certain expenses of the Company may be borne entirely by the Class A Assets (including income and accretions thereto) or entirely by the Class B Assets (including income and accretions thereto), while other expenses may be borne proportionately among both pools of assets. Notwithstanding the Company's intention to so apportion expenses, neither the Class A Assets nor the Class B Assets will be beyond the reach of the Company's general creditors.

Taxation of the Company

        Provided the Company is classified as a partnership for federal income tax purposes, it generally will be treated as a "pass-through" entity that is not subject to federal income tax. Items of income, deduction, gain, loss or credit generally will be allocated proportionately (based on class of membership interests) to the Company's members, which will be treated as partners for tax purposes. The partners may be subject to tax on allocated items, without regard to whether they receive a distribution from the Company.

        Under the Company's Operating Agreement, Class A Members generally will be allocated items of income, deduction, gain and loss attributable to the Class A Assets, and will receive distributions from income and other sources attributable to the Class A Assets. Class B Members will receive similar allocations and distributions attributable to the Class B Assets. In addition, Class B Members may receive regular distributions of cash attributable to principal repayments on mortgages constituting the Class B Assets. Certain general expenses of the Company may be allocated proportionately among both classes.

Minimum Gain Chargebacks and Qualified Income Offsets

         For income tax regulatory compliance purposes, the Operating Agreement contains minimum gain chargeback and qualified income offset provisions. In the event that either of these mandatory allocations is triggered, it could cause some Class A income to be allocated to Class B Members, or Class B income to be allocated to Class A Members.

        A minimum gain chargeback would be triggered upon a net decrease in partnership minimum gain for a taxable year. Minimum gain is the amount by which the Company's nonrecourse debt exceeds its basis in property subject to the debt.* A decrease in minimum gain could occur, for example, as the result of the payment of a liability or the sale of a property subject to nonrecourse debt. If there is a reduction in the Company's minimum gain, then to the extent of the minimum gain chargeback the Company may be required to allocate proportionately each and every item of gain or income to any Member who was previously allocated nonrecourse deductions.

        The Company represents that it does not intend to maintain any significant levels of debt and therefore does not anticipate creating any minimum gain that could result in a chargeback. Nevertheless, no assurance can be given that minimum gain chargebacks will not occur.

        A qualified income offset could occur when a Member receives a distribution from the Company at a time when such Member has an excess negative capital account balance (i.e., a negative balance in excess of a Member's obligation to make additional contributions). In this case, a portion of each and every item of the Company's income or gain could be allocated to such Member until the capital account is no longer negative. Although the Company represents that it does not intend to make distributions that would result in negative capital account balances for any Member, no assurance can be given that qualified income offsets will never be required.

Tax Allocations With Respect To Contributed Properties

        Pursuant to Section 704(c) of the Code, income, gain, loss, and deduction attributable to appreciated or depreciated property that is contributed to a partnership in exchange for an interest in the partnership, must be allocated in a manner such that the contributing partner is charged with, or benefits from, respectively, the unrealized gain or unrealized loss associated with the contributed property. The amount of such unrealized gain or loss is generally equal to the difference between a property's fair market value and its adjusted tax basis, and is referred to as the "book-tax difference." Such allocations are solely for tax purposes, and do not affect the book capital accounts or other economic or legal arrangements of the parties.

        The Company was formed by way of contributions of appreciated or depreciated assets. However, as a result of the formation transactions, any book-tax difference will be eliminated and special allocations should not be required under Section 704(c). However, should other appreciated or depreciated assets be contributed to the Company, or should a book-tax disparity otherwise arise, special allocations could be required under Section 704(c).

Tax Exempt Investors

General

         Income from unrelated trades or businesses may be subject to tax in the hands of a tax exempt entity. Generally, income from a partnership is deemed to be unrelated business taxable income ("UBTI") for most tax exempt pension and profit-sharing funds, except that the Code specifically excludes from UBTI all dividends, interest, amounts received as consideration for entering into agreements to make loans, royalties,

--------
*Assuming no Member will bear the economic risk of loss for any debt of the Company, it is likely that all of the Company's debt would be considered nonrecourse.

certain gains from sales of investments, certain rents, certain other items, and all deductions directly connected with such income.

Fees

        Certain service fees that the Company may generate or be reimbursed for (e.g., legal, accounting, appraisal and closing costs) do not represent interest or other excluded forms of income and therefore may be included in UBTI. Typically, these types of fees are reimbursements for costs incurred by the Company and may be offset at least partially by expense deductions that are directly connected to the fee income.

Real Property Rents

        Although the Company does not intend to invest in real property for the production of rents, it may nevertheless acquire such properties as a result of foreclosure or other transactions. In such case, in order to avoid generating UBTI, the Company may manage such properties in accordance with certain restrictions set forth in the federal income tax regulations. These restrictions are not materially different from certain REIT rules that MRC is currently required to follow in managing real property it may hold.

Debt-financed Property

        Generally, a portion of any income from property that is "debt-financed" is considered UBTI. The term "debt-financed" generally means any debt that is incurred or carried in connection with the acquisition or improvement of property. The portion of income that is included in UBTI is that proportion of the total gross income that is derived from or on account of debt-financed property as the average acquisition indebtedness bears to the average amount of the property's adjusted basis throughout the year. To the extent the Company has no acquisition indebtedness within the meaning of
Section 514 of the Code, it should not produce any debt-financed income that is includible in UBTI.

Dealer Property Sales

        Gain or loss realized from the sale, exchange or other disposition of property held primarily for sale to customers in the ordinary course of a trade or business (i.e., dealer property sales) is UBTI. Whether a particular transaction is a dealer property sale depends on all the relevant facts and circumstances of the transaction. Although the Company does not intend to generate UBTI from dealer property sales, no assurance can be given that such UBTI will always be avoided.

Classification as Partnership

        The Company intends to seek a private letter ruling from the Internal Revenue Service ("IRS") which recognizes that it is classified as a partnership for federal income tax purposes. There can be no assurance that the IRS will provide a favorable ruling to the Company. In order to obtain a favorable ruling, the Company may be required to make certain representations relating to its operational activities, sources of income, cash distribution policies, etc., or to amend certain provisions of the Operating Agreement relating to these or other items.

        The following discussion outlines the basic issues relating to the Company's classification as a partnership and the consequences of failing to be classified as a partnership. Since the discussion is for general information purposes only, it is not intended to provide a complete analysis of the matters therein. Because some of these issues are matters of first impression for which a private ruling will be sought, Coopers & Lybrand, L.L.P. expresses no opinion regarding the classification of the Company for federal purposes.

Classification Standards

        Generally, in order to be classified as a partnership for federal income tax purposes, the Company must have business associates and an objective to carry on business for joint profit. In addition, it must lack at least two of the following four "corporate" characteristics: (i) continuity of life, (ii) centralization of management, (iii) limited liability, and (iv) free transferability of interests. the Company intends to seek a ruling that it is a partnership based on the absence of the corporate characteristics of free transferability and continuity of life.

        Assuming the Company satisfies the foregoing tests, it may nevertheless be taxable as a corporation if it is a publicly traded partnership ("PTP") under Section 7704 of the Code, or a taxable mortgage pool ("TMP") under Section 7701(i) of the Code.

Publicly Traded Partnership

        A partnership is considered to be a PTP if interests in such partnership (i) are traded on an established securities market, or (ii) are readily tradable on a secondary market (or the substantial equivalent thereof).

        In 1988, the IRS published Notice 88-75, 1988-2 C.B. 386 (the "Notice"), which set forth several safe harbors from the definition of a PTP. The safe harbors related to determinations of whether interests are readily tradable on a secondary market, or the substantial equivalent thereof. In May 1995, proposed regulations defining a PTP were published. These regulations modify some of the safe harbors provided in the original Notice.

        Even if a partnership is classified as a PTP, it will not be taxed as a corporation if 90 percent or more of its gross income consists of qualifying income (i.e., the passive income exception). Generally, qualifying income includes interest, dividends, real property rents and gains from the sale or other disposition of real property.

        For purposes of the passive income exception, interest will not be considered qualifying income if it is derived in the conduct of a financial or insurance business, or would be excluded from the term "interest" under
Section 856(f) of the Code (i.e., the REIT definition of interest).

        Because the publicly traded issue is inherently factual, and because the availability of certain safe harbors in the final regulations is uncertain, the Company intends to seek a ruling from IRS that is will satisfy the passive income exception to the PTP rules with respect to interest earned by the Company.

Taxable Mortgage Pool

        The Company could also be taxable as a corporation if it is classified as a taxable mortgage pool ("TMP") under Section 7701(i) of the Code. Generally, a TMP is any entity (other than a real estate investment conduit, or REMIC), if:

        (1) Substantially all of the assets of such entity consists of debt obligations (or interests therein) and more than 50 percent of such debt obligations (or interests) consists of real estate mortgages (or interests therein);

        (2) Such entity is the obligor under debt obligations with 2 or more maturities; and

        (3)    Under the terms of the debt obligations referred to in clause
               (2) (or underlying arrangements), payments on such debt obligations bear a relationship to payments on the debt obligations (or interests) referred to in clause (1).

        The TMP rules also provide that under IRS regulations equity interests of varying classes which correspond to maturity classes of debt shall be treated as debt.

        Generally, all of the beneficial interests with respect to a single asset pool of the Company are represented by a single class of Membership Interests which have identical terms. Accordingly, the Company intends to seek a ruling that its Membership Interests do not represent debt obligations with 2 or more maturities, the payments on which bear a relationship to payments received on its mortgage assets.

Failure To Be Classified As Partnership

        If the Company is not classified as a partnership (either because it fails the basic partnership classification standards, or is treated as a PTP or TMP), the Company or a portion of its assets could be treated as an association that is taxable as a corporation for federal income tax purposes, As an ordinary corporation, the Company would be subject to an entity level tax.

        However, if the Company were classified as a corporation, it may be able to elect qualified REIT status on a prospective basis, provided it otherwise satisfied the REIT organizational, asset and income tests.* As a qualified REIT, the Company would be entitled to a deduction for dividends paid to Members, and would thereby avoid an entity level tax on income that is so distributed.

        If the Company is classified as a corporation, the tax consequences of holding the Company's Membership Interest would also be affected. Rather than reporting income, gain, loss and deductions under the partnership tax rules, distributions by the Company would be treated as corporate dividends to the extent they are paid from corporate earnings and profits. Distributions in excess of earnings and profits may be treated either as a return of capital or as a gain if the distributions exceed a Member's tax basis in its Membership Interest. Such treatment may cause a Member to realize a different amount of income for tax purposes than if it were allocated income under the partnership tax rules.

        Furthermore, if the Company is classified as a corporation, but makes a valid election to be taxed as a REIT, the taxation of its dividends may be subject to special rules relating to capital gain dividends and tax withholding under the Foreign Investment In Real Property Tax Act in the case of foreign investors. Although corporate dividends ordinarily are not considered to be unrelated business taxable income for tax-exempt investors, under certain circumstances when a REIT is considered a "Pension held REIT" under Section 856(h)(3) of the Code, its dividends or a portion thereof may be UBTI.

--------
*Under Section 1.856-2(b) of the Income Tax Regulations, the Company may not be permitted to elect REIT status for any taxable years for which it filed its return as a partnership, notwithstanding an adverse determination classifying it as a corporation.

Other Tax Considerations

        The Company and its Members may be subject to state or local taxation in various state or local jurisdictions. In addition, special tax considerations may apply depending of the tax status and circumstances of particular investors. Consequently, investors are urged to consult their own tax advisor with respect to the Offering.

                   CONSIDERATIONS FOR PENSION FUND INVESTORS

        The following summary of the material legal considerations regarding an investment in Class B Membership Interests by certain pension fund investors has been prepared by Bodman, Longley & Dahling LLP and is based on current law. This discussion is general in nature and does not purport to deal in detail with the legal considerations of particular investors or with all of the ramifications of an investment in the Class B Membership Interests.

Pension Plans Subject to the Employee Retirement Income Security Act of 1974

        A fiduciary of a pension, profit-sharing or other employee benefit plan subject to the Employee Retirement Income Act of 1974 ("ERISA") should consider the fiduciary standards under ERISA in the context of the plan's particular circumstances before authorizing an investment of a portion of such plan's assets in the Class B Membership Interests. Such fiduciary should consider, among other factors, whether the investment satisfies the ERISA prudence and diversification requirements, and whether the investment is in accordance with the documents governing the plan.

        The fiduciary also should consider the ERISA prohibited transaction rules, particularly those which prohibit self-dealing and the receipt of compensation.

        Moreover, the fiduciary should be aware that under Section 2510.3-101 of the United States Department of Labor regulations, 29 CFR section 2510.3-101 (the "DOL Regulation"), the assets of an entity in which a plan invests may be deemed, under certain circumstances, to be plan assets. In such an event, the officers and directors of the entity will be required to manage the entity's assets in accordance with the fiduciary standards of ERISA. If the Company's assets were deemed to be plan assets, the Company, and its respective Members and Managing Board Members, could be subject to the fiduciary standards under ERISA. Compliance with these standards could interfere with the Company's own investment objectives and policies.

        The DOL Regulation provides that if securities are "publicly-offered securities", within the meaning of such regulation, the assets of the issuer of the securities will not be deemed to be plan assets. The Company has covenanted in the Operating Agreement to do or cause to be done whatever is required so that the Class A and Class B Membership Interests will be "publicly-offered securities" within the meaning of the DOL Regulation, as amended, or any successor provision.

Michigan Public Employee Retirement Systems

        The investment of funds of public employee retirement systems under Michigan law is governed by Act No. 314, Public Acts of Michigan, 1965, as amended (the "Act"). The Act has not been amended since the enactment of the Michigan Limited Liability Company Act, Act No. 23, Public Acts of Michigan, 1993,
as amended, which authorized the formation and operation of limited liability companies in Michigan, and does not explicitly address the investment of assets of public employee retirement systems in membership interests of limited liability companies.

        A fiduciary of a public employee retirement system subject to the Act should consider the fiduciary standards under Section 13 of the Act, as amended, in the context of the system's particular circumstances before authorizing an investment of a portion of such plan's assets in the Class B Membership Interests. Such fiduciary should consider, among other factors, whether the investment is reasonably designed, as part of the investments of the system, to further the purposes of the system, taking into consideration the risk of loss and the opportunity for gain or other return associated with the investment. The fiduciary should also give consideration to the prudence and diversification requirements of the Act.

        Further, the fiduciary should satisfy itself that the investment by such public employee retirement system in the Class B Membership Interests will not contravene the Act. In this regard, the fiduciary should review with its counsel the applicability to the particular retirement system of Sections 20d of the Act, which provides that a fiduciary may invest up to a certain percentage of the system's assets in investments not otherwise qualified under the Act. That section provides, in part, that a fiduciary of a system having assets of $250,000 or more may invest not more than 10% of the system's assets in investments not otherwise qualified under the Act, and that the fiduciary of a system who is the Treasurer of the State of Michigan may invest not more than 15% of the system's assets in such investments. Because compliance with
Section 20d of the Act is an inherently factual, and not legal, matter, neither the Company nor Bodman, Longley & Dahling LLP expresses any opinion as to whether or not the investment of a retirement system's assets in Class B Membership Interests will be in compliance with the Act.

EACH FIDUCIARY OF A PLAN SUBJECT TO ERISA OR OF A PUBLIC EMPLOYEE RETIREMENT SYSTEM IS URGED TO CONSULT ITS OWN LEGAL COUNSEL REGARDING THE SPECIFIC CONSIDERATIONS UNDER FEDERAL AND STATE LAW CONCERNING AN INVESTMENT IN THE CLASS B MEMBERSHIP INTERESTS AND OF ANY POTENTIAL CHANGES IN APPLICABLE LAWS.



                             FINANCIAL INFORMATION

        The report of Coopers & Lybrand, L.L.P., independent certified public accountants, on the financial statements of MRC, the predecessor of the Company, as of December 31, 1995 and 1994 and for each of the years in the three-year period ended December 31, 1995 is included elsewhere in this Prospectus. The pool of assets (and assumed liabilities) of MRC will become the Class A Assets upon the consummation of the Restructuring. Accordingly, there can be no assurance that similar results will be achieved by the Company from the investment of the net proceeds from this Offering.

                                 LEGAL MATTERS

        Legal matters in connection with the Restructuring will be passed upon by Bodman,Longley & Dahling LLP, 100 Renaissance Center, 34th Floor, Detroit, Michigan 48243. F. Thomas Lewand, a member of Bodman, Longley & Dahling LLP, is a director of MRC. As of May 1, 1996, no shares of MRC or membership interests of the Company were beneficially owned by attorneys in the firm of Bodman, Longley & Dahling LLP.

                                    EXPERTS

        The audited financial statements and the financial statement schedules of MRC included in this Prospectus have been examined by Coopers & Lybrand L.L.P., independent certified public accountants, for the periods and to the extent set forth in their report, and are included herein in reliance on the report of such firm, given upon their authority as experts in accounting and auditing.

                                   GLOSSARY

        As used in this Prospectus, the following terms have the definitions hereinafter indicated. Where applicable, calculations to be made pursuant to any such definition will be made in accordance with generally accepted accounting principles, except as otherwise provided in such definition.


        "Act" shall mean Act No. 314, Public Acts of Michigan, 1965, as amended.


        "Adjusted Basis" shall have the meaning given such term in Section 1011 of the Code.

        "Adjusted Capital Account Balance" shall mean with respect to each Member, the balance of such Member's Capital Account at the end of the fiscal year increased by any amount which the Member is deemed to be obligated to restore pursuant to the penultimate sentences of Regulation Sections 1.704-2(g)(1) and (i)(5). In determining the amounts distributable to the Members, it shall be presumed that (i) all of the Company's assets would be sold at their Gross Asset Value, (ii) payments to any holder of a nonrecourse debt would be limited to the Gross Asset Value of the assets secured by repayment of such debt, and (iii) the proceeds of such hypothetical sale would be applied and distributed in accordance with the Operating Agreement.

        "Affiliate" of another person shall mean (a) any person directly or indirectly controlling, controlled by or under common control with, another person, (b) any person directly or indirectly owning or controlling ten percent (10%) or more of the outstanding voting securities or beneficial interests of such other person, (c) any officer, director, trustee or partner of such other person, and (d) if such other person is an officer, director, trustee or partner of another entity, then the entity for which such other person acts in such capacity.

        "Bankruptcy" shall mean, with respect to a person, the happening of any of the following:

               (a) the making of a general assignment for the benefit of creditors;

               (b) the filing of a voluntary petition in bankruptcy or the filing of a pleading in any court of record admitting in writing an inability to pay debts as they become due;

               (c) the entry of an order, judgment or decree by any court of competent jurisdiction adjudicating the person to be bankrupt or insolvent;

               (d) the filing of a petition or answer seeking any reorganization, arrangement, composition, readjustment, liquidation, dissolution or similar relief under any statute, law or regulation;

               (e) the filing of an answer or other pleading admitting the material allegations of, or consenting to, or defaulting in answering, a bankruptcy petition filed against the Person in any bankruptcy proceeding;

               (f) the filing of an application or other pleading or any action otherwise seeking, consenting to or acquiescing in the appointment of a liquidating trustee, receiver or other liquidator of all or any substantial part of the person's properties;

               (g) the commencement of any proceeding seeking reorganization, arrangement, composition, readjustment, liquidation, dissolution or similar relief under any statute, law or regulation which has not been quashed or dismissed within 180 days; or

               (h) the appointment without consent of such person or acquiescence of a liquidating trustee, receiver or other liquidator of all or any substantial part of such person's properties without such appointment being vacated or stayed within 90 days and, if stayed, without such appointment being vacated within 90 days after the expiration of any such stay.

        "Capital Contribution" shall mean, with respect to any Member, the amount of money contributed by that Member to the Company and, if property other than money is contributed, the initial Gross Asset Value of such property, net of liabilities assumed or taken subject to by the Company.

        "Class A Assets" will consist of the Capital Contributions of the Class A Members, together with all additions, attachments, accretions, accessions, mutations, replacements, substitutions, renewals, interest, dividends, distributions, rights of any kind, products, or proceeds of or pertaining to any of the foregoing. The Company shall establish and maintain a separate bookkeeping account for the Class A Assets.

        "Class A Capital Account" shall have the following meaning:

        The Company will establish and maintain a separate capital account for each Class A Member. Each such capital account will be:

                    (i) credited with such Class A Member's share, determined in accordance with its Class A Percentage Interest, of the Class A Assets, consisting of the amount of cash and the initial Gross Asset Value (net of liabilities secured by such contributed property that the Company assumes or takes subject to) of any other property which is part of the Class A Assets, such Class A Member's distributive share of Profits, and generally any items in the nature of income or gain that are specially allocated to such Class A Member, and

                   (ii) debited with the amount of cash and the Gross Asset Value (net of liabilities secured by such distributed property that such Class A Member assumes or takes subject to) of any property distributed to such Class A Member pursuant to any provision of the Operating Agreement, such Class A Member's distributive share of Losses, such Class A Member's share, determined in accordance with its Class A Percentage Interest, of certain expenditures of the Company and generally items in the nature of expenses or losses that are specially allocated to such Class A Member.

        "Class A Expenses" means those expenses and debts incurred by the Company that are attributable solely to the Class A Assets.

        "Class A Member" shall mean any person that executes the Operating Agreement as a Class A Member, and any other person admitted to the Company as a substituted Member of a Class A Member, that has not made a disposition of such person's entire Interest.


        "Class A Membership Interest" shall mean the interest of a Class A Member in the Company as a Class A Member representing such Class A Member's rights, powers and privileges as specified in the Operating Agreement.

        "Class A Percentage Interest" shall mean the percentage identified as such Member's Class A Percentage Interest, as the same may be increased or decreased from time to time to the provisions of the Operating Agreement.

        "Class B Assets" will consist of the Capital Contributions of the Class B Members, together with all additions, attachments, accretions, accessions, mutations, replacements, substitutions, renewals, interest, dividends, distributions, rights of any kind, products, or proceeds of or pertaining to any of the foregoing. The Company will establish and maintain a separate bookkeeping account for the Class B Assets.

        "Class B Capital Account" shall have the following meaning:

        The Company, will establish and maintain a separate account for each Class B Member. Each such capital account will be:

                    (i) credited with such Class B Member's share, determined in accordance with its Class B Percentage Interest, of the Class B Assets, consisting of the amount of cash and the initial Gross Asset Value (net of liabilities secured by such contributed property that the Company assumes or takes subject to) of any other property which is part of the Class B Assets, such Class B Member's distributive share of Profits, and generally any items in the nature of income or gain that are specially allocated to such Class B Member, and

                   (ii) debited with the amount of cash and the Gross Asset Value (net of liabilities secured by such distributed property that such Class B Member assumes or takes subject to) of any property distributed to such Class B Member pursuant to any provision of the Operating Agreement, such Class B Member's distributive share of Losses, such Class B Member's share, determined in accordance with its Class B Percentage Interest, of certain expenditures of the Company, and generally any items in the nature of expenses or losses that are specially allocated to such Class B Member.

        "Class B Cash Income" shall mean all cash or cash equivalents received by the Company from Company operations attributable to the Class B Assets, including, without limitation, interest received on Mortgage Loans and other investments, less the sum of expenses paid or set aside by the Company attributable solely to the Class B Assets, less return of principal on Mortgage Loans or other investments and proceeds from the sale of REO Property that do not represent gain which are attributable to solely the Class B Assets, and less the sum of the following items not attributable to a particular class or series, to the extent paid or set aside by the Company, multiplied by a fraction, the numerator of which is the total of the book value of any REO Property and the outstanding principal balance of the Mortgage Loans which are part of the Class B Assets and the denominator of which is the total of the book value of any REO Property and the outstanding principal balance of all of the Mortgage Loans of the Company:

        (a) All principal and interest payments on indebtedness of the Company and all other sums paid to lenders;

        (b) All cash expenditures incurred incident to the normal operation of the Company's business; and

        (c) Such reserves as the Managing Board deems reasonably necessary to the proper operation of the Company's business.

        "Class B Expenses" means those expenses and debts incurred by the Company that are attributable solely to the Class B Assets.

        "Class B Member" means those persons admitted as Class B Members pursuant to Section 4.1 of this Agreement, and any other person admitted to the Company as a substituted Member of a Class B Member, that has not made a disposition of such person's entire Interest.


        "Class B Membership Interest" shall mean the interest of a Class B Member in the Company as a Class B Member representing such Class B Member's rights, powers and privileges as specified in the Operating Agreement.


        "Class B Percentage Interest" shall mean the percentage identified as such Member's Class B Percentage Interest, as the same may be increased or decreased from time to time pursuant to the provisions of the Operating Agreement.

        "Class B Return" shall mean all cash or cash equivalents received by the Company from Company operations attributable to the Class B Assets which does not constitute Class B Cash Income, including, without limitation, return of principal on Mortgage Loans and other investments and the proceeds from the sale of REO Property that do not represent gain; less, to the extent paid or set aside but not taken into account when computing Class B Cash Income, the sum of all expenses of the Company attributable solely to the Class B Assets, and less the sum of the following items not attributable to a particular class or series, to the extent paid or set aside by the Company, multiplied by a fraction, the numerator of which is the total of the book value of any REO Property and the outstanding principal balance of the Mortgage Loans which are part of the Class B Assets and the denominator of which is the total of the book value of any REO Property and the outstanding principal balance of all of the Mortgage Loans of the Company:

        (a) All principal and interest payments on indebtedness of the Company and all other sums paid to lenders;

        (b) All cash expenditures incurred incident to the normal operation of the Company's business; and

        (c) Such reserves as the Managing Board deems reasonably necessary to the proper operation of the Company's business.


        "Code" shall mean the Internal Revenue Code of 1986, as amended.


        "Company" shall mean Metropolitan Realty Company, L.L.C., a Delaware limited liability company.


        "Commission" shall mean the Securities and Exchange Commission.


        "Construction Loan" shall mean a short-term Mortgage Loan, the proceeds of which are to provide funds for the actual construction of real estate projects, or acquisition and/or redevelopment of Real Property, and for carrying costs paid or incurred by the borrower during the term of this loan.

        "Depreciation" shall mean, for each fiscal year or other period, an amount equal to the depreciation, amortization or other cost recovery deduction allowable with respect to an asset for that year or other period, except that if the Gross Asset Value of an asset differs from its adjusted basis for federal income tax purposes at the beginning of the fiscal year or other period, Depreciation shall be an amount which bears the same ratio to that different Gross Asset Value (as originally computed) as the federal income tax depreciation, amortization, or other cost recovery deduction for that fiscal year or other period bears to the adjusted tax basis (as originally computed); provided, however, that if the federal income tax depreciation, amortization or other cost recovery deduction for the applicable year or period is zero, Depreciation shall be determined with reference to the Gross Asset Value (as originally computed) using any reasonable method selected by the Managing Board.


        "Detroit MSA" shall mean the Metropolitan Statistical Area of the City of Detroit, which includes the Tri-County Area as well as the Counties of St. Clair, Monroe, Livingston, Lapeer and Genesee.

        "DOL Regulation" shall mean Section 2510.3-101 of the United States Department of Labor regulations, 29 CFR section 2510.3-101.

        "ERISA" shall mean the Employee Retirement Income Security Act of 1974, as amended.

        "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

        "FASB" shall mean the Financial Accounting Standards Board.


        "First Mortgage" shall mean a Mortgage which takes priority or precedence over all other charges or liens upon the same Real Property, other than a lessee's interest therein, and which must be satisfied before such other charges are entitled to participate in the proceeds of any sale. Such Mortgage may be upon a lessee's interest in Real Property. Such priority shall not be deemed abrogated by liens for taxes, assessments which are not delinquent or remain payable without penalty, contracts (other than contracts for repayment of borrowed moneys) or leases, mechanics' and materialmen's liens for work performed and materials furnished which are not in default or are in good faith being contested and other claims normally in the same local jurisdiction not to abrogate the priority or a First Mortgage.

        "First Mortgage Loan" shall mean a Mortgage Loan secured or collateralized by a First Mortgage.

        "General Expenses" means those expenses and debts incurred by the Company that are not attributable to a particular class of Membership Interest, including but not limited to (a) all principal and interest payments on indebtedness of the Company and all other sums paid to lenders, and (b) all cash expenditures incurred incident to the normal operation of the Company's business. General Expenses shall be allocated to the Class A Assets according to the following formula: each item of General Expense shall be multiplied by a fraction, the numerator of which is the total of the book value of any REO Property and the outstanding principal balance of the Mortgage Loans which are part of the Class A Assets and the denominator of which is the total of the book value of any REO Property and the outstanding principal balance of all of the Mortgage Loans of the Company. General Expenses shall be allocated to the Class B Assets according to the following formula: each item of General Expense shall be multiplied by a fraction, the numerator of which is the total book value of any REO Property and the outstanding principal balance of the Mortgage Loans which are part of the Class B Assets and the denominator is the total of the book value of any REO

Property and the outstanding principal balance of all of the Mortgage Loans of the Company. The allocation of General Expenses will be the same for GAAP and tax purposes.

        "Gross Asset Value" shall mean with respect to any Company asset, the asset's Adjusted Basis, except as follows:

               (a) the initial Gross Asset Value of any asset contributed by a Member to the Company shall be the gross fair market value of that asset, as determined jointly by the contributing Member and the Managing Board;

               (b) the Gross Asset Value of all Company assets shall be adjusted to equal their respective gross fair market values as of the date upon which any of the following occurs: (i) the acquisition of an additional interest in the Company after the effective date of the Operating Agreement by any new or existing Member, in exchange for more than a de minimis Capital Contribution or the distribution by the Company to a Member of more than a de minimis amount of Company property as consideration for an interest in the Company; and (ii) the liquidation of the Company within the meaning of Regulation Section 1.704-1(b)(2)(ii)(g);

               (c) the Gross Asset Value of any Company asset distributed to any Member shall be the gross fair market value of that asset on the date of distribution, as determined by the Member receiving that distribution and the other Member; and

               (d) if an election under Section 754 of the Code has been made, the Gross Asset Value of Company assets shall be increased (or decreased) to reflect any adjustments to the adjusted basis of the assets pursuant to Code
Section 734(b) or Code Section 743(b), but only to the extent that those adjustments are taken into account in determining Capital Accounts pursuant to Regulation Section 1.704-1(b)(2)(iv)(m) and Section 4.3; provided, however, that Gross Asset Value shall not be adjusted pursuant to this subsection (d) to the extent that an adjustment pursuant to subsection (b) is made in connection with a transaction that would otherwise result in an adjustment pursuant to this subsection (d).

        If the Gross Asset Value of an asset has been determined or adjusted hereby, that Gross Asset Value shall thereafter be further adjusted by the Depreciation, if any, taken into account with respect to that asset for purposes of computing Profits and Losses.


        "IRS" shall mean the Internal Revenue Service.


        "Junior Mortgage" shall mean a Mortgage which (i) has the same priority or precedence over charges or encumbrances upon Real Property as that required for a First Mortgage except that it is subject to the priority of one or more Mortgages and (ii) must be satisfied before such other charges or liens (other than prior Mortgages) are entitled to participate in the proceeds of any sale.

        "Junior Mortgage Loan" shall mean a Mortgage Loan secured or collateralized by a Junior Mortgage.

        "Leasehold Mortgage Loan" shall mean a Mortgage Loan secured or collateralized by an interest in a lessee's leasehold interest in Real Property.


        "Limited Liability Company Act" shall mean the Delaware Limited Liability Company Act, as amended.

        "LLC" shall mean a limited liability company.


        "Majority Shareholder" shall mean a holder of MRC common stock whose total holdings both beneficially and of record are 50,000 shares or more and who receives Class A Membership Interests in the Restructuring in exchange for their MRC shares.

        "Managing Board" shall mean the entity with the power, on behalf of the Company, to do all things necessary or convenient to carryout the business and affairs of the Company.

        "Managing Board Member" shall mean a person appointed by a Member-Manager to the Managing Board.


        "Member" shall mean any person admitted as a Member of any class, and any other person admitted to the Company as a substituted Member, that has not made a disposition of such person's entire Interest.


        "Member-Manager" shall mean (a) those Members with a Total Percentage Interest at least equal to the Minimum Percentage and (b) to the extent not previously taken into account, those Class A Members (but excluding their assignees) which held sufficient shares of MRC's common stock immediately prior to the initial Capital Contribution of the Class A Members to elect at least one director at an annual meeting of the shareholders of MRC, and in either case which have not declined in writing to serve as Member-Managers.

        "Membership Interest" shall mean the interest of a Member in the Company as a Member, representing such Member's rights, powers and privileges as specified in the Operating Agreement.

        "Minimum Gain" has the meaning set forth in Regulation Section 1.704-2(d)(1).

        "Minimum Percentage" shall mean a Total Percentage Interest which represents a positive Adjusted Capital Account Balance of $2,500,000.


        "Minimum Subscription Level" shall mean the subscription funds held in escrow by the Escrow Agent of at least $25,000,000.


        "Minority Shareholder" shall mean a holder of MRC common stock whose total holdings both beneficially and of record are fewer than 50,000 shares and who will receive cash equal to the book value of their MRC shares as of September 30, 1995 ($9.03 per share) in exchange for their MRC shares pursuant to the Restructuring Agreement.

        "Mortgage" shall mean the security interest in Real Property granted to secure a Mortgage Loan.

        "Mortgage Loan" shall mean a note, bond or other evidence of indebtedness or obligation which is secured or collateralized by an interest in Real Property.

        "MRC" shall mean Metropolitan Realty Corporation, a Michigan corporation and the Company's predecessor.

        "Net Income" for any period shall mean total revenues applicable to such period, less the expenses applicable to such period other than additions to reserves for depreciation or bad debts or similar non-cash reserves. If the Advisor receives an incentive fee, Net Income, for the purposes of calculating Total Operating Expenses shall exclude the gain from the sale of the Company's assets.


        "Notice" shall mean the IRS published Notice 88-75, 1988-2 C.B. 386.

        "Offering" shall mean the offering by the Company of its Class B Membership Interests to create a new investment pool which will be segregated on the books of the Company from the existing investment pool of the Company.

        "Offering Period" shall mean the period of 90 days from the date of the Prospectus in which the Class B Membership Interests will be offered unless acceptable subscriptions for all Class B Membership Interests have previously been received, subject to possible extension by the Company for up to an additional 90 days.


        "Operating Agreement" shall mean the Operating Agreement of the Company, dated as of _________________ , 1996, as the same may be amended from time to time.

        "Percentage Interest" shall mean the percentage identified as such Member's Percentage Interest, as the same may be increased or decreased from time to time pursuant to the provisions of the Operating Agreement.


        "Plan" shall mean a pension, profit-sharing or other employee benefit plan subject to ERISA.


        "Profits" and "Losses" shall mean, for each class or series of Membership Interest and for each fiscal year or other period, an amount equal to the Company's taxable income or loss for that year or period which is attributable for the assets of such class or series of Membership Interest, determined in accordance with Code Section 703(a). For this purpose, expenses of the Company which are attributable to only one class or series of Membership Interest shall be taken into account only by such class or series. Each class or series shall also take into account only that amount of the general expenses of the Company equal to the total sum of such general expenses, multiplied by a fraction, the numerator of which is the total of the outstanding principal balance of the Mortgage Loans which are part of the assets of such class or series and the denominator of which is the total of the outstanding principal balance of all of the Mortgage Loans of the Company. Further, all items of income, gain, loss or deduction required to be stated separately pursuant to Code Section 703(a)(1) shall be included in taxable income or loss), with the following adjustments:

               (a) any income of the Company exempt from federal income tax not otherwise taken into account in computing Profits or Losses shall be added to that taxable income or loss;

               (b) any expenditures of the Company described in Code Section 705(a)(2)(B) or treated as Code Section 705(a)(2)(B) expenditures pursuant to Regulation Section 1.704-1(b)(2)(iv)(i), shall be subtracted from that taxable income or loss;

               (c) in the event the Gross Asset Value of any Company asset is adjusted as required by subsections (b) or (c) of the definition of Gross Asset Value, the amount of that adjustment shall be taken into account as gain or loss from the disposition of that asset (assuming the asset was disposed of just prior to the adjustment) for purposes of computing Profits or Losses in the fiscal year of adjustment;

               (d) gain or loss resulting from any disposition of Company property with respect to which gain or loss is recognized for federal income tax purposes shall be computed by reference to the Gross Asset Value of the property disposed of, notwithstanding that the Adjusted Basis of that property may differ from its Gross Asset Value;

               (e) in lieu of the depreciation, amortization and other cost recovery deductions taken into account in computing the taxable income or loss, there shall be taken into account the Depreciation for the fiscal year or other period; and

               (f) any items of income, gain, loss or deduction that are specially allocated pursuant to certain provisions of the Operating Agreement shall not be taken into account in computing Profits or Losses.


        "PTP" shall mean a publicly traded partnership under Section 7704 of the Code.


        "Public Offering Expenses" means all expenses incurred by the Company and the Corporation (other than Restructuring Expenses) in connection with the preparation and filing of the Form S-11 registration statement by the Company under the Securities Act of 1933, as amended, and the sale of Class B Membership Interests pursuant to said registration statement.

        "Real Estate Investment" shall mean any interest in land, rights and interests in land, including an equity, mortgage or leasehold interest, and any buildings, structures, improvements, fixtures and equipment and furnishings located on or used in connection with the land or rights or interests therein.

        "Real Property" shall mean and include land, rights, and interests in land, leasehold interests (including but not limited to interests of a lessor or lessee therein), and any buildings, structures, improvements, fixtures and equipment and furnishings located on or to be located on or used or to be used in connection with land, leasehold interests and rights or interests in land, but does not include Mortgages, Mortgage Loans or interest therein.


        "Registration Statement" shall mean the Registration Statement on Form S-11, file number 33- 99696, of which this Prospectus forms a part.


        "Regulations" shall mean pronouncements, as amended from time to time, or their successor pronouncements, which clarify, interpret and apply the provisions of the Code, and which are designated as "Treasury Regulations" by the United States Department of the Treasury.


        "REIT" shall mean real estate investment trust under the Code.


        "REO Property" shall mean all Real Property acquired by the Company or its nominee through foreclosure or deed in lieu of foreclosure in connection with a defaulted Mortgage Loan.

        "Restricted Membership Interest" shall mean a Membership Interest (or portion thereof) that represents at least 21% of a particular class.

        "Restructuring" shall mean the transaction whereunder (i) all the assets and liabilities of MRC will be assigned to and assumed by the Company in exchange for all the Class A Membership Interests of the Company, (ii) MRC's Majority Shareholders will receive in dissolution of MRC their MRC shares for all the Class A Membership Interests, and (iii) MRC's Minority Shareholders will exchange their MRC shares for an amount equal to the book value of their shares as of September 30, 1995 ($9.03 per share) pursuant to the Restructuring Agreement.

        "Restructuring Agreement" shall mean the Agreement and Plan of Dissolution and Restructuring between the Company and MRC and dated _________, 1996 which sets forth the terms and conditions of the Restructuring.

        "Restructuring Expenses" means all expenses incurred by the Company and the Corporation in connection with the preparation, execution and implementation of that certain Agreement and Plan of Reorganization entered into between the Company and the Corporation and the Form S-4 registration statement filed by the Corporation under the Securities Act of 1933, as amended.


        "Securities Act" shall mean the Securities Act of 1933, as amended.


        "Short-term Investments" shall mean short-term government guaranteed mortgage-backed securities or other short-term investments permitted for a qualified real estate investment trust under Section 856 of the Code.


        "TMP" shall mean a taxable mortgage pool under Section 7701(i) of the Code.


        "Total Percentage Interest" shall mean with respect to any Member as of any date of determination, a fraction (expressed as a percentage), the numerator of which is the Member's positive Adjusted Capital Account Balance, if any, and the denominator of which is the total positive Adjusted Capital Account Balances of all of the Members, with such adjustments, if any, thereto as a majority of the Managing Board Members shall deem appropriate in the interest of fairness under the circumstances.

        "Transferable Membership Interest" shall mean a Membership Interest (or portion thereof) that is not a Restricted Membership Interest.


        "Tri-County Area" shall mean the southeastern region of Michigan, which includes Wayne, Oakland and Macomb Counties.


        "Unaffiliated Representative" shall mean a person who is not an Affiliate of, directly or indirectly, nor has a material business or professional relationship with, the advisory company, if any.


        "UBTI" shall mean unrelated business taxable income under the Code.


        "Uninterested Representative" shall mean a Managing Board Member who has no interest, either directly or through an Affiliate, in the Real Estate Investment or other transaction. In the case of a Real Estate Investment or other transaction in which the advisory company, if any, a Member- Manager or an Affiliate thereof has an interest, or in which a Managing Board Member who is an Affiliate of the advisory company, if any, has an interest, "Uninterested Representative" shall mean an Unaffiliated Representative.

                                  APPENDIX A

                              OPERATING AGREEMENT

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                                 [ LOGO ART ]











                      METROPOLITAN REALTY COMPANY, L.L.C.
                     A DELAWARE LIMITED LIABILITY COMPANY


                              OPERATING AGREEMENT








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                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----


ARTICLE I - ORGANIZATION..................................................  1

    1.1    Formation......................................................  1
    1.2    Name...........................................................  1
    1.3    Purpose........................................................  1
    1.4    Duration.......................................................  1
    1.5    Principal Place of Business, Registered Office
             and Resident Agent...........................................  1
    1.6    Title to Company Property......................................  2
    1.7    Intention for Company..........................................  2
    1.8    Definitions....................................................  2

ARTICLE II - BOOKS, RECORDS AND ACCOUNTING................................  2

    2.1    Books and Records..............................................  2
    2.2    Fiscal Year; Accounting........................................  3
    2.3    Bank Accounts..................................................  3
    2.4    Reports........................................................  3
    2.5    Tax Returns....................................................  3

ARTICLE III - MEMBERS AND MEETINGS OF MEMBERS.............................  3

    3.1    Classes of Members.............................................  3
    3.2    Membership Certificates........................................  4
    3.4    Meetings of Members............................................  5
    3.5    Notice of Meetings.............................................  5
    3.6    Record Dates...................................................  5
    3.7    List of Members................................................  5
    3.8    Quorum.........................................................  5
    3.9    Proxies........................................................  6
    3.10   Inspectors of Election.........................................  6
    3.11   Manner of Voting...............................................  6
    3.12   Consent........................................................  6

ARTICLE IV - CAPITAL CONTRIBUTIONS........................................  7

    4.1    Initial Class A Contributions and Members......................  7
    4.2    Class A Assets.................................................  7
    4.3    Class A Capital Accounts.......................................  7
    4.4    Class B Contributions and Members..............................  8

                               TABLE OF CONTENTS
                                  (Continued)

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                                                                          ----

    4.5    Class B Assets.................................................  8
    4.6    Class B Capital Accounts.......................................  8
    4.7    Capital Accounts and Capital Contributions in General..........  9

ARTICLE V - ALLOCATIONS OF PROFITS AND LOSSES.............................  9

    5.1    Timing and Effect..............................................  9
    5.2    Allocation.....................................................  9
    5.3    Allocation In the Event of Section 754 Election................  9
    5.4    Special Tax Allocations........................................  9
    5.5    Regulatory and Curative Allocations............................ 10
    5.6    Adjustment to Allocations...................................... 11
    5.7    Required Ownership of Member-Managers. ........................ 11
    5.8    Allocation of Expenses......................................... 12

ARTICLE VI - DISTRIBUTIONS

    6.1    Distributions To Class A Members............................... 12
    6.2    Distributions To Class B Members............................... 13
    6.3    Distributions of Uninvested Class B Assets..................... 13
    6.4    Limitations on Distributions....................................13

ARTICLE VII - DISPOSITION OF MEMBERSHIP INTERESTS......................... 13

    7.1    General........................................................ 13
    7.2    Prohibited Dispositions........................................ 14
    7.3    Permitted Dispositions......................................... 14
    7.4    Admission of Substitute........................................ 14

ARTICLE VIII - MANAGEMENT................................................. 15

    8.1    Management of Business......................................... 15
    8.2    Managing Board................................................. 15
    8.3    General Powers of Managing Board............................... 17
    8.4    Limitations.................................................... 17
    8.5    Executive and Loan Committees.................................. 18
    8.6    Power and Authority of Committees.............................. 18
    8.7    Dissents....................................................... 20
    8.8    Compensation and Expense Reimbursement......................... 20

                               TABLE OF CONTENTS
                                  (Continued)

                                                                          Page
                                                                          ----

    8.9    Officers....................................................... 20
    8.10   Term of Office, Resignation and Removal........................ 21
    8.11   Vacancies...................................................... 21
    8.12   Authority...................................................... 21
    8.13   Compensation................................................... 21
    8.14   Chairman....................................................... 21
    8.15   Vice Chairman.................................................. 21
    8.16   President...................................................... 21
    8.17   Vice Presidents................................................ 21
    8.18   Secretary...................................................... 22
    8.19   Treasurer...................................................... 22
    8.20   Assistant Secretaries and Treasurers........................... 22
    8.21   Standard of Care............................................... 22
    8.22   Liability...................................................... 22
    8.23   Other Interests................................................ 22

ARTICLE IX - INVESTMENT OBJECTIVES AND POLICIES........................... 23

    9.1    Duties and Responsibilities; Investment Allocation............. 23
    9.2    Prohibited Investments and Activities.......................... 23
    9.3    Annual Review.................................................. 24
    9.4    Borrowing Policies............................................. 25
    9.5    Consideration for Realty....................................... 25
    9.6    Arrangements with Advisory Company............................. 25
    9.7    Conflicts of Interest.......................................... 26

ARTICLE X - INDEMNIFICATION............................................... 27

    10.1   Indemnification................................................ 27
    10.2   Certain Actions................................................ 27
    10.3   Expenses of Successful Defense................................. 28
    10.4   Determination that Indemnification is Proper................... 28
    10.5   Indemnification for Portion of Expenses........................ 29
    10.6   Expense Advances............................................... 29
    10.7   Indemnification of Employees and Agents of the Company......... 29
    10.8   Former Managing Board Members, Officers, Employees and Agents.. 29
    10.9   Insurance...................................................... 30
    10.10  Contract Right to Indemnity.................................... 30

                               TABLE OF CONTENTS
                                  (Continued)

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                                                                          ----

    10.11  Exclusivity; Other Indemnification............................. 30
    10.12  Amendment or Deletion.......................................... 30

RTICLE XI - DISSOLUTION, WINDING UP AND REDEMPTION........................ 30

    11.1   Dissolution.................................................... 30
    11.2   Winding Up..................................................... 30
    11.3   Redemption..................................................... 31
    11.4   Adjustments to Percentage Interests............................ 31

RTICLE XII - MISCELLANEOUS PROVISIONS..................................... 31

    12.1   Counterparts................................................... 31
    12.2   Entire Agreement............................................... 31
    12.3   Severability................................................... 31
    12.4   Amendment...................................................... 31
    12.5   Power of Attorney.............................................. 32
    12.6   Notices........................................................ 32
    12.7   Binding Effect................................................. 33
    12.8   Governing Law.................................................. 33

RTICLE XIII - DEFINITIONS................................................. 33

                              OPERATING AGREEMENT

                                      FOR

                      METROPOLITAN REALTY COMPANY, L.L.C.
                     A Delaware Limited Liability Company



        THIS OPERATING AGREEMENT is made as of _____________, 199 by Metropolitan Realty Company, L.L.C. (the "Company"), and the persons executing this Agreement as members of the Company and those persons who will hereafter be admitted as members (the "Members"), who agree as follows:


                                   ARTICLE I
                                 ORGANIZATION

        1.1 Formation. The Company has been organized as a Delaware limited liability company pursuant to the laws of the State of Delaware, including the Delaware Limited Liability Company Act, all as the same may be amended from time to time (all of such applicable law being hereinafter referred to as the "Limited Liability Company Law"), by the filing of a Certificate of Formation ("Certificate") with the Office of the Secretary of State of the State of Delaware as required by the Limited Liability Company Law. The Managing Board shall cause the execution, filing, and recording of all such other certificates and documents, including amendments to the Certificate of the Company, and shall do or cause to be done such other acts as may be appropriate to comply with all requirements for the formation, continuation, and operation of a limited liability company, the ownership of property, and the conduct of business under the laws of the State of Delaware and any other jurisdiction in which the Company may own property or conduct business.

        1.2 Name. The name of the Company will be Metropolitan Realty Company, L.L.C.. The Company may also conduct its business under one or more assumed names.

        1.3 Purpose. The purpose of the Company is to engage for a competitive profit in any activity within the purposes for which limited liability companies may be organized under the Limited Liability Company Law, and in particular to strengthen the economy in the Detroit metropolitan area by enabling developers, business owners and other qualified borrowers to create jobs, including, to the extent permitted by law, union jobs, by financing construction or rehabilitation projects. Where possible, the majority of the Company's investments shall be in the City of Detroit, with the balance being in the eight county metropolitan region constituting Southeast Michigan. The Company will have all the powers necessary or convenient to effect that purpose, including all powers granted by the Limited Liability Company Law.

        1.4 Duration. The Company will continue in existence for the period fixed in the Certificate for the duration of the Company or until the Company is sooner dissolved and its affairs wound up in accordance with the Limited Liability Company Law or this Agreement.

        1.5 Principal Place of Business, Registered Office and Resident Agent. The principal office of the Company shall be located at 535 Griswold, Suite 748, Detroit, Michigan 48226, or such other address as may be designated from time to time by the Managing Board. The Company shall have

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 2



an office at such other address(es) as may be designated from time to time by the Managing Board. The address of the office of the Company in the State of Delaware required to be maintained pursuant to the Limited Liability Company Law is c/o The Corporation Trust Company, 1209 Orange Street, in the City of Wilmington, County of New Castle, Delaware, or such other address as may be designated from time to time by the Managing Board. The name and address of the registered agent for service of process on the Company in the State of Delaware is The Corporation Trust Company, 1209 Orange Street, in the City of Wilmington, County of New Castle, Delaware, or such other agent and address as may be designated from time to time by the Managing Board. The name and address of the registered agent for service of process on the Company in the State of Michigan is F. Thomas Lewand, 100 Renaissance Center, 34th Floor, in the City of Detroit, County of Wayne, Michigan, or such other agent and address as may be designated from time to time by the Managing Board. If a resident agent resigns, the Company will promptly appoint a successor.

        1.6 Title to Company Property. All property owned by the Company, whether real or personal, tangible or intangible, shall be deemed to be owned by the Company as an entity, and no Member, individually, shall have any ownership of such property. The Company may hold any of its assets in its own name or in the name of a nominee.

        1.7 Intention for Company. The Members have formed the Company as a limited liability company under the Limited Liability Company Law. The Members specifically agree that, except for purposes of federal income tax classification, the Company will not be a partnership (including a limited partnership) or any other venture, but a limited liability company under the Limited Liability Company Law. Except for purposes of federal income tax classification, no Member or Managing Board Member will be construed to be a partner in the Company or a partner of any other Member or person; and the Certificate, and this Agreement and the relationship it creates, will not be construed to suggest otherwise.

        1.8 Definitions. Certain capitalized terms used in this Agreement are defined in Article XIII.


                                  ARTICLE II
                         BOOKS, RECORDS AND ACCOUNTING

        2.1 Books and Records. The Company will maintain at its principal office complete and accurate books of account and records of the Company's business and affairs as required by the Limited Liability Company Law, and showing by class of Membership Interest the assets, liabilities, costs, expenditures, receipts, profits and losses of the Company, and which books of account and records shall include provision for separate Capital Accounts by class of Membership Interest for the Members and for each Member within a class, and shall provide for such other matters and information as a Member shall reasonably request, together with copies of all documents executed on behalf of the Company. Each Member and its representatives, duly authorized in writing, shall have the right to inspect and examine, at all reasonable times, at the Company's principal office, all such books of account, records, and documents. The Managing Board shall appoint a firm of certified public accountants to audit the Company's annual financial statements.

METROPOLITAN REALTY COMPANY, L.L.C.                                     Page 3




        2.2 Fiscal Year; Accounting. The Company's fiscal year will be the calendar year. The Company shall follow generally accepted accounting principles and use the accrual method of accounting in preparation of its financial statements and the appropriate tax method in preparation of its tax returns.

        2.3 Bank Accounts. One or more accounts in the name of the Company shall be maintained in such bank or banks as the Managing Board may from time to time select. Any checks of the Company may be signed by any person(s) designated, from time to time, by the Managing Board.

        2.4 Reports. The Managing Board will provide reports concerning the financial condition and results of operation of the Company and the Capital Accounts of the Members to the Members as required by applicable law and otherwise in the time, manner, and form as the Managing Board determines. The Managing Board will at a minimum provide annual financial statements audited by the Company's accountant. Each annual report will include a statement by class of Membership Interest of each Member's share of profits and other items of income, gain, loss, deduction and credit, and will be prepared and delivered as soon as practicable after the end of the period to which it pertains.

        2.5 Tax Returns. As soon as practicable after the end of each fiscal year, the Company shall cause to be prepared and transmitted to the Members federal and appropriate state and local Partnership Income Tax Schedules "K-1," or any substitute therefor, with respect to such fiscal year on appropriate forms prescribed.


                                  ARTICLE III
                        MEMBERS AND MEETINGS OF MEMBERS

        3.1    Classes of Members.

               (a) The Company shall have two classes of Members, Class A Members and Class B Members. Each such class of Members shall have equal rights, powers and duties, except as otherwise provided in this Agreement. Class A Membership Interests shall be issued to shareholders of the Corporation pursuant to that certain Agreement and Plan of Reorganization entered into between the Company and the Corporation. Except as otherwise provided in this Section 3.1(a), no additional Class A Membership Interests shall thereafter be issued by the Company at any time. Class B Membership Interests shall be issued pursuant to the Company's Form S-11 registration statement filed by the Company under the Securities Act of 1933, as amended (Registration No. 33-99696). Except as otherwise provided in this Section 3.1(a), no additional Class B Membership Interests shall thereafter be issued by the Company. Notwithstanding any contrary provision of this Agreement, the Company shall do or cause to be done whatever is required so that the Class A and Class B Membership Interests shall be "Publicly-offered Securities" within the meaning of Section 2510.3-101 of the Department of Labor Regulations, 29 CFR section 2510.3-101, as amended, or any successor provision. The Managing Board may, in its discretion, in order to comply with the foregoing requirement, issue for such consideration as it may determine (including by gift)

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 4



Class A Membership Interests and/or Class B Membership Interests to such persons and in such Percentage Interests as it may determine.

               (b) Notwithstanding any contrary provision of this Agreement, the Managing Board may from time to time, without the vote or approval of any Member or class or group of Members, amend this Agreement to provide for additional classes or groups of Members having such relative rights, powers and duties as may be established, excluding rights, powers and duties senior to existing classes and groups of Members with respect to the assets of the Company attributable to such classes and groups, and to grant to all or certain identified Members or a specified class or group of the Members the right to vote separately or with all or any class or group of the Members, on any matter. Voting by such Members may be on a per capita, number, financial interest, class group or any other basis.

        3.2    Membership Certificates.

               (a) Every holder of a Membership Interest in the Company shall be entitled to have a certificate signed, in the name of the Company (i) by the Chairman, the President or a Vice President and (ii) by the Treasurer or an Assistant Treasurer, or the Secretary or an Assistant Secretary of the Company, certifying the Membership Interest owned by him in the Company.

               (b) Where a certificate is countersigned by (i) a transfer agent other than the Company or its employee, or (ii) a registrar other than the Company or its employee, any other signature on the certificate may be a facsimile. In any case any officer, transfer agent or registrar who has signed or whose facsimile signature has been placed upon a certificate shall have ceased to be such officer, transfer agent or registrar before such certificate is issued, it may be issued by the Company with the same effect as if he were such officer, transfer agent or registrar at the date of issue.

               (c) The Managing Board may direct a new certificate to be issued in place of any certificate theretofore issued by the Company alleged to have been lost, stolen or destroyed, upon the making of an affidavit of that fact by the person claiming the certificate to be lost, stolen or destroyed. When authorizing such issue of a new certificate, the Managing Board may, in its discretion and as a condition precedent to the issuance thereof, require the owner of such lost, stolen or destroyed certificate, or his legal representative, to give the Company a bond in such sum as it may direct as indemnity against any claim that may be made against the Company with respect to the certificate alleged to have been lost, stolen or destroyed.

               (d) Membership Interests of the Company shall be transferable in the manner prescribed by law and in this Agreement. Transfers of Membership Interests shall be made on the books of the Company only by the person named in the certificate or by his attorney lawfully constituted in writing and upon the surrender of the certificate therefor, which shall be cancelled before a new certificate shall be issued.

        3.3 Place of Meetings. All meetings of Members shall be held at the principal office of the Company or at such other place as shall be determined by the Managing Board and stated in the notice of meeting.

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 5




        3.4 Meetings of Members. Meetings of all Members or of a class or classes of Members may be called by the Managing Board, the Executive Committee or by the Chairman of the Managing Board (if such office is filled), and shall be called upon the written request to the Managing Board of Members holding in the aggregate at least ten percent (10%) of the Total Percentage Interests of the Company or of the Percentage Interests of the applicable class or classes. The request shall state the purpose or purposes for which the meeting is to be called.

        3.5 Notice of Meetings. In the case of a meeting requested by Members holding at least ten percent (10%) in the aggregate of the Total Percentage Interests of the Company, the notice shall be delivered to the Members of the Company or class of Members, as applicable, within 10 business days of receipt of such request. Except as otherwise provided by statute, written notice of the time, place and purposes of a meeting of Members or class or classes of Members shall be given not less than 10 nor more than 60 days before the date of the meeting to each Member or Member of such applicable class or classes, either personally or by mailing such notice to its last address as it appears on the books of the Company. No notice need be given of an adjourned meeting provided the time and place to which such meeting is adjourned are announced at the meeting at which the adjournment is taken and at the adjourned meeting only such business is transacted as might have been transacted at the original meeting. However, if after the adjournment a new record date is fixed for the adjourned meeting a notice of the adjourned meeting shall be given to each applicable Member of record on the new record date entitled to notice as provided in this Agreement.

        3.6 Record Dates. The Managing Board or the Chairman of the Managing Board (if such office is filled) may fix in advance a date as the record date for the purpose of determining Members entitled to notice of and to vote at a meeting of Members or class or classes of Members or an adjournment thereof, or to express consent or to dissent from a proposal without a meeting, or for the purpose of determining Members entitled to receive payment of a distribution or allotment of a right, or for the purpose of any other action. The date fixed shall not be more than 60 nor less than 20 days before the date of the meeting, nor more than 60 days before any other action. In such case only such Members as shall be Members of record, or Members of record of an applicable class or classes, on the date so fixed shall be entitled to notice of and to vote at such meeting or adjournment thereof, or to express consent or to dissent from such proposal, or to receive payment of such distribution or to receive such allotment of rights, or to participate in any other action, as the case may be, notwithstanding any transfer of any Membership Interests on the books of the Company, or otherwise, after any such record date. Nothing in this Agreement shall affect the rights of a Member and its transferee or transferor as between themselves.

        3.7 List of Members. The Secretary of the Company or the agent of the Company having charge of the transfer records for Membership Interests of the Company shall make and certify a complete list of the Members entitled to vote at a Members' meeting or any adjournment thereof. The list shall be arranged alphabetically within each class and series, with the address of, and the Percentage Interest of, each Member; shall be produced at the time and place of the meeting; shall be subject to inspection by any Member during the whole time of the meeting; and shall be prima facie evidence as to who are the Members entitled to examine the list or vote at the meeting.

        3.8 Quorum. Unless a greater or lesser quorum is required in the Certificate or by the Limited Liability Company Law, the Members present at a meeting in person or by proxy who, as

METROPOLITAN REALTY COMPANY, L.L.C.                                     Page 6



of the record date for such meeting, were holders of a majority of the Total Percentage Interests of the Company entitled to vote at the meeting shall constitute a quorum at the meeting. Whether or not a quorum is present, a meeting of Members may be adjourned by a vote of the Membership Interests present in person or by proxy. The holders of a class or series of Membership Interests may vote separately on any item of business which does not materially affect any other class or series, and as otherwise provided in this Agreement, and in such event this Section 3.7 shall be applied in determining the presence of a quorum of such class or series for transaction of such item of business.

        3.9 Proxies. A Member entitled to vote at a meeting of Members or to express consent or dissent without a meeting may authorize other persons to act for it by proxy. A proxy shall be signed by the Member or its authorized agent or representative and shall not be valid after the expiration of three years from its date unless otherwise provided in the proxy. A proxy is revocable at the pleasure of the Member executing it except as otherwise provided by the Limited Liability Company Law.

        3.10 Inspectors of Election. The Managing Board, in advance of a Members' meeting, may, and on request of a Member entitled to vote thereat shall, appoint one or more inspectors. In case a person appointed fails to appear or act, the vacancy may be filled by appointment made by the Managing Board in advance of the meeting or at the meeting by the person presiding thereat. If appointed, the inspectors shall determine the Total Percentage Interests represented at the meeting, the existence of a quorum and the validity and effect of proxies, and shall receive votes, ballots or consents, hear and determine challenges or consents, determine the result, and do such acts as are proper to conduct the election or vote with fairness to all Members. On request of the person presiding at the meeting or a Member entitled to vote thereat, the inspectors shall make and execute a written report to the person presiding at the meeting of any of the facts found by them and matters determined by them. The report shall be prima facie evidence of the facts stated and of the vote as certified by the inspectors.

        3.11 Manner of Voting. Votes shall be cast in writing, signed by the Member or its proxy. When an action is to be taken by a vote of the Members, it shall be authorized by the affirmative vote of the holders of a majority of the Total Percentage Interests entitled to vote thereon, unless a greater plurality is required by the Certificate or by the Limited Liability Company Law. When the holders of a class or series of Membership Interests are entitled to vote separately on an item of business, this Section 3.10 applies with respect to the Percentage Interests of such class or series for transaction of such item of business.

        3.12 Consent. Any action required or permitted to be taken at a meeting of the Members may be taken without a meeting, without prior notice, and without a vote, if consents in writing, setting forth the action so taken, are signed by all of the Members entitled to vote with respect to such matter. Each written consent will bear the date and signature of each Member who signs the consent.

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 7


                                  ARTICLE IV
                             CAPITAL CONTRIBUTIONS

        4.1 Initial Class A Contributions and Members. Concurrently with the execution of this Agreement, the Company and the Corporation have entered into that certain Agreement and Plan of Reorganization, whereby all of the assets of the Corporation, subject to its liabilities, have been contributed to the Company as the Capital Contribution of the Class A Members.

        4.2 Class A Assets. The Class A Assets shall consist of the Capital Contribution of the Class A Members, together with all additions, attachments, accretions, accessions, mutations, replacements, substitutions, renewals, interest, dividends, distributions, rights of any kind, products, or proceeds of or pertaining to any of the foregoing. The Company shall establish and maintain a separate bookkeeping account for the Class A Assets.

        4.3    Class A Capital Accounts.

               (a) The Company shall establish and maintain a separate capital account for each Class A Member ("Class A Capital Account"), including a substituted Class A Member who shall pursuant to the provisions hereof acquire a Class A Membership Interest, which Class A Capital Account shall be:

                    (i) credited with such Class A Member's share, determined in accordance with its Percentage Interest, of the Class A Assets, consisting of the amount of cash and the initial Gross Asset Value (net of liabilities secured by such contributed property that the Company assumes or takes subject to) of any other property which is part of the Class A Assets, such Class A Member's distributive share of Profits, and any items in the nature of income or gain that are specially allocated to such Class A Member (other than pursuant to Section 5.4 hereof), and

                   (ii) debited with the amount of cash and the Gross Asset Value (net of liabilities secured by such distributed property that such Class A Member assumes or takes subject to) of any property distributed to such Class A Member pursuant to any provision of this Agreement, such Class A Member's distributive share of Losses, such Class A Member's share, determined in accordance with its Percentage Interest, of any expenditures of the Company described in Section 705(a)(2)(B) of the Code or treated as Section 705(a)(2)(B) expenditures pursuant to Regulations Section 1.704-1(b)(2)(iv)(i), and any items in the nature of expenses or losses that are specially allocated to such Class A Member (other than pursuant to Section 5.4 hereof).

               (b) This definition of Class A Capital Account and the other provisions in this Agreement relating to the maintenance of Class A Capital Accounts are intended to comply with Regulation Sections 1.704-1(b) and 1.704-2 and shall be interpreted and applied in a manner consistent with those Regulation Sections, and in the event of any conflict, those Regulation Sections shall prevail.

METROPOLITAN REALTY COMPANY, L.L.C.                                     Page 8




        4.4 Class B Contributions and Members. The Company intends to issue and sell in a public offering pursuant to a Form S-11 registration statement under the Securities Act of 1933 as amended, not less than $25,000,000 nor more than $50,000,000 in Class B Membership Interests and to admit as Class B Members the persons who contribute cash to the capital of the Company for such Class B Interests.

        4.5 Class B Assets. The Class B Assets shall consist of the Capital Contributions of the Class B Members, together with all additions, attachments, accretions, accessions, mutations, replacements, substitutions, renewals, interest, dividends, distributions, rights of any kind, products, or proceeds of or pertaining to any of the foregoing. The Company shall establish and maintain a separate bookkeeping account for the Class B Assets.

        4.6    Class B Capital Accounts.

               (a) The Company shall establish and maintain a separate capital account for each Class B Member ("Class B Capital Account"), including a substituted Class B Member who shall pursuant to the provisions hereof acquire a Class B Membership Interest, which Class B Capital Account shall be:

                    (i) credited with such Class B Member's share, determined in accordance with its Percentage Interest, of the Class B Assets, consisting of the amount of cash and the initial Gross Asset Value (net of liabilities secured by such contributed property that the Company assumes or takes subject to) of any other property which is part of the Class B Assets, such Class B Member's distributive share of Profits, and any items in the nature of income or gain that are specially allocated to such Class B Member (other than pursuant to Section 5.4 hereof), and

                   (ii) debited with the amount of cash and the Gross Asset Value (net of liabilities secured by such distributed property that such Class B Member assumes or takes subject to) of any property distributed to such Class B Member pursuant to any provision of this Agreement, such Class B Member's distributive share of Losses, such Class B Member's share, determined in accordance with its Percentage Interest, of any expenditures of the Company described in Section 705(a)(2)(B) of the Code or treated as Section 705(a)(2)(B) expenditures pursuant to Regulations Section 1.704-1(b)(2)(iv)(i), and any items in the nature of expenses or losses that are specially allocated to such Class B Member (other than pursuant to Section 5.4 hereof).

               (b) This definition of Class B Capital Account and the other provisions in this Agreement relating to the maintenance of Class B Capital Accounts are intended to comply with Regulation Sections 1.704-1(b) and 1.704-2 and shall be interpreted and applied in a manner consistent with those Regulation Sections, and in the event of any conflict, those Regulation Sections shall prevail.

METROPOLITAN REALTY COMPANY, L.L.C.                                     Page 9




        4.7    Capital Accounts and Capital Contributions in General.

               (a) In the event that a Member's Membership Interest or a portion thereof is transferred in accordance with the provisions of this Agreement, the transferee shall succeed to the Capital Account of the transferor to the extent that it relates to the Membership Interest or portion thereof so transferred.

               (b) Except as otherwise provided in this Agreement, (i) no interest will accrue on any Capital Contribution or on the positive balance, if any, in any Capital Account, (ii) no Member will have any right to withdraw any part of its Capital Account or to demand or receive the return of its Capital Contribution, or to receive any distributions from the Company, (iii) no Member shall be required to make any contribution to the capital of, or any loan to, the Company, and (iv) no Member shall have any liability for the return of any other Member's Capital Account or Capital Contributions.

               (c) Anything to the contrary in this Agreement notwithstanding, Member- Managers in the aggregate must maintain throughout the entire existence of the Company a minimum Capital Account balance equal to the lesser of (i) one (1) percent of the total positive Capital Account balances, or (ii) $500,000.


                                   ARTICLE V
                       ALLOCATIONS OF PROFITS AND LOSSES

        5.1    Timing and Effect. Except as otherwise provided in this
Article V, Profits and Losses shall be allocated to the Members for any fiscal year in a manner so as to comply with the requirements of Regulation Section 1.704-1(b)(2)(iv).


        5.2 Allocation. Profits and Losses will be allocated to the Members of each respective class or series in proportion to their Percentage Interests of such class or series. Public Offering Expenses and Restructuring Expenses will be allocated in accordance with Section 5.8.


        5.3 Allocation In the Event of Section 754 Election. To the extent an adjustment to the adjusted tax basis of any Company asset pursuant to Code
Section 734(b) or Code Section 743(b) is required pursuant to Regulation
Section 1.704-1(b)(2)(iv)(m) to be taken into account in determining Capital Accounts, the amount of that adjustment to the Capital Accounts shall be treated as an item of gain (if the adjustment increases the basis of the asset) or loss (if the adjustment decreases the basis of the asset), then that gain or loss shall be specially allocated to the Members of the applicable class in the manner consistent with the manner in which their Capital Accounts are required to be adjusted pursuant to that Regulation.

        5.4    Special Tax Allocations.

               (a) Contributed Property. In accordance with Code Section 704(c) and the Regulations thereunder, income, gain, loss and deduction with respect to any property contributed to the assets of a particular class of the Company shall, solely for tax purposes, be allocated among

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 10



the Members of the applicable class so that a contributing Member, to the maximum extent possible, recognizes the variation, if any, between the Adjusted Basis and the initial Gross Asset Value of the property contributed by that Member.

               (b) Adjusted Property. In the event the Gross Asset Value of any Company asset is adjusted pursuant to subsection (b) of the definition of Gross Asset Value, subsequent allocations of income, gain, loss and deduction with respect to that asset shall take into account any variation between the Gross Asset Value of that asset before such adjustment and its Gross Asset Value after such adjustment in the same manner as the variation between Adjusted Basis and Gross Asset Value is taken into account under Section 5.4(a) with respect to contributed property, and such variation shall be allocated in accordance with the principles of Regulation Section 1.704-1(b)(2)(iv)(f).

               (c) Recapture of Deductions and Credits. If any "recapture" of deductions or credits previously claimed by the Company is required under the Code upon the sale or other taxable disposition of any property, those recaptured deductions or credits shall, to the extent possible, be allocated to the Members of the applicable class pro rata in the same manner that the deductions and credits giving rise to the recapture items were originally allocated using the "first-in, first-out" method of accounting; provided, however, that this Section 5.4(c) shall only affect the characterization of income allocated among the Members for tax purposes.

        5.5    Regulatory and Curative Allocations.

               (a) Qualified Income Offset. In the event any Member unexpectedly receives any adjustment, allocation or distribution described in Regulation Sections 1.704-1(b)(2)(ii)(d) (4), (5) or (6), items of Company income and gain shall be specially allocated to the Members in an amount and manner sufficient to eliminate, to the extent required by the Regulations, the Adjusted Capital Account Deficit of that Member as quickly as possible.

               (b) Gross Income Allocation. In the event that any Member has a deficit Capital Account at the end of any Company fiscal year that is in excess of the sum of (i) the amount that such Member is obligated to restore and (ii) the amount that the Member is deemed to be obligated to restore pursuant to the penultimate sentence of Regulation Sections 1.704-2(g)(1) and
(i)(5), that Member shall be specially allocated items of Company income and gain in the amount of such excess as quickly as possible, provided that an allocation pursuant to this Section 5.5(b) shall be made only if and to the extent that such Member would have a deficit Capital Account in excess of such sum after all other allocations provided for in this Article V have been made as if Sections 5.5(a) and 5.5(b) were not in the Agreement.

               (c) Minimum Gain Chargeback. To the extent required under Regulation Section 1.704-2(f), if there is a net decrease in the Minimum Gain during any fiscal year, each Member shall be allocated, before any other allocation of Company items for such taxable year, items of income and gain for such year (and, if necessary, subsequent years), in proportion to, and to the extent of, an amount equal to the portion of such Member's share of such net decrease in Minimum Gain as determined under Regulation Section 1.704-2(g). The items so allocated shall be determined in accordance with Regulation Section 1.704-2(j)(2)(i). This Section 5.5(c) is intended to comply with

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 11



the minimum gain chargeback requirements of the Regulations and shall be interpreted consistently therewith.

               (d) Member Minimum Gain Chargeback. To the extent required under Regulation Section 1.704-2(i), if there is a net decrease in minimum gain attributable to Member nonrecourse debt during a Company taxable year, any Member with a share of that Member nonrecourse debt minimum gain (determined under Regulation Section 1.704-2(i)(5)) as of the beginning of the year must be allocated items of income and gain for the year (and if necessary, for subsequent years) equal to that Member's share of the net decrease in the Member nonrecourse debt minimum gain. A Member's share of the net decrease in Member nonrecourse debt minimum gain is determined in a manner consistent with the provisions of Regulation Section 1.704-2(i)(5). The items so allocated shall be determined in accordance with Regulation Section 1.704-2(j)(2)(ii). This Section 5.5(d) is intended to comply with the minimum gain chargeback requirements of the Regulations and shall be interpreted consistently therewith.

               (e) Curative Allocation. The allocations set forth in Sections 5.5(a), (b), (c) and (d) (the "Regulatory Allocations") are intended to comply with certain requirements of Regulation Sections 1.704-1(b) and 1.704-2. Notwithstanding any other provision of this Article V (other than the Regulatory Allocations), the Regulatory Allocations shall be taken into account in allocating other items of income, gain, loss and deduction among the Members so that, to the extent possible, the net amount of such allocation of other items and the Regulatory Allocations to each Member should be equal to the net amount that would have been allocated to each such Member if the Regulatory Allocations had not occurred.

        5.6 Adjustment to Allocations. It is the intention of the Members that the Profit or Loss for each fiscal year will be allocated to the Members in such a manner that would cause each Member's "Adjusted Capital Account Balance" to equal the amount that would be distributed to such Member pursuant to Section 11.2 upon a hypothetical liquidation of the Company. For purposes of this Section 5.6, the "Adjusted Capital Account Balance" of a Member equals the balance of such Member's Capital Account at the end of the fiscal year increased by any amount which the Member is deemed to be obligated to restore pursuant to the penultimate sentences of Regulation Sections 1.704-2(g)(1) and
(i)(5). In determining the amounts distributable to the Members under Section
11.2 upon a hypothetical liquidation, it shall be presumed that (i) all of the Company's assets would be sold at their Gross Asset Value, (ii) payments to any holder of a nonrecourse debt would be limited to the Gross Asset Value of the assets secured by repayment of such debt, and (iii) the proceeds of such hypothetical sale would be applied and distributed in accordance with Section
11.2. If, upon the advice of the public accounting firm retained to prepare the income tax returns of the Company, it is determined that the intentions set forth in this Section 5.6 are not being met by the allocations in Sections
5.1 and 5.2, the Members shall make such allocations of Profit or Loss, or items of income, gain, loss, or deduction comprising such Profit or Loss, as necessary to achieve the intention set forth in this Agreement.

        5.7 Required Ownership of Member-Managers. Anything to the contrary in this Agreement notwithstanding, Member-Managers in the aggregate must own at least a one (1) percent interest in each material item of the Company's income, gain, loss, deduction or credit during the Company's entire existence.

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 12




        5.8    Allocation of Expenses.

               (a) Class A Assets shall be used and applied solely for the benefit of the Class A Members. Except to the extent required by applicable law, Class A Assets shall be used only to pay Class A Expenses, 50% of the Public Offering Expenses and the Restructuring Expenses, and the allocable share of General Expenses.

               (b) Class B Assets shall be used and applied solely for the benefit of the Class B Members. Except to the extent required by applicable law, Class B Assets shall be used only to pay Class B Expenses, 50% of the Public Offering Expenses and the Restructuring Expenses, and the allocable share of General Expenses.


                                  ARTICLE VI
                                 DISTRIBUTIONS

        6.1    Distributions To Class A Members.

               (a) Class A Cash Income. Subject to the provisions of Section 6.4, the Company shall make distributions of its Class A Cash Income to its Class A Members from time to time, as follows. The Class A Members shall receive a distribution of 100% of Class A Cash Income, pro rata based on their Class A Percentage Interests. This amount shall be paid (i) within days after and as of the end of the Company's first fiscal year, and each fiscal year thereafter, and (ii) within days after and as of the end of each of the Company's fiscal quarters commencing with the first fiscal quarter ending in 1996, and each fiscal quarter thereafter (other than the last fiscal quarter of each year).


               (b) Uninvested Cash and Class A Return. Subject to the provisions of Section 6.4, each Class A Member may (but shall not be required to) elect to receive annual distributions of its pro rata share of uninvested cash or cash equivalents and Class A Return each fiscal year.
Distributions of Class A Return will be made as follows:

             (i) prior to January 1, 2001, the Company may, at its sole option, reinvest any Class A Return; and

            (ii) commencing with the fiscal year beginning January 1, 2001, a Class A Member may elect with respect to a fiscal year to receive its pro rata share of (x) the Class A Return with respect to such fiscal year, and (y) any cash or cash equivalents which are part of the Class A Assets. Any part of the Class A Assets which is not distributed pursuant to the foregoing may, at the option of the Company, be reinvested in Real Estate Investments, and pending such reinvestment, shall be invested by the Company as permitted under the terms of this Agreement.

The election described in clause (ii) above must be made in writing by the electing Class A Member, and must be received by the Company by the November 1 preceding the fiscal year for which such election is to be effective. By way of example, an election by a Class A Member to receive a distribution of the Class A Return with respect to the fiscal year beginning January 1,

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 13




2001 must be received by the Company by November 1, 2000. The number of elections which a Class A Member may make shall be unlimited; provided, however, that an election will be effective only with respect to the fiscal year for which such election was made. An amount to be paid pursuant to this
Section 6.1(b) shall be paid within days after and as of the end of the Company's fiscal year in which such amount became distributable.


        6.2    Distributions To Class B Members.

               (a) Class B Cash Income. Subject to the provisions of Section 6.4, the Company shall make distributions of its Class B Cash Income to its Class B Members from time to time, as follows.


               (b) Class B Return. Subject to the provisions of Section 6.4, the Company shall make distributions of its Class B Return to its Class B Members from time to time, as follows. The amount of the Class B Return shall be paid within days after and as of the end of each of the Company's fiscal years, commencing after the Company's fiscal year beginning January 1, 2000.


        6.3    Distributions of Uninvested Class B Assets.


        Subject to the provisions of Section 6.4, all cash or cash equivalents which constitute part of the Class B Assets which have not been invested in Real Estate Investments by December 31, 1999 shall be distributed to the Class B Members, pro rata based on their Class B Percentage Interests within days after and as of the end of such year.


        6.4 Limitations on Distributions. The distributions to be made pursuant to this Article VI are subject to the limitations of this Section
6.4. Distributions may be made only if the Managing Board determines in its reasonable judgment that the Company has sufficient cash on hand exceeding the current and the anticipated needs of the Company to fulfill its business purposes (including needs for operating expenses, debt service to third parties, acquisitions, reserves, and mandatory distributions, if any). Distributions will be made in cash. No distribution will be declared or made if, after giving it effect, the Company would not be able to pay its debts as they become due in the usual course of business or the Company's total assets would be less than the sum of its total liabilities plus the amount that would be needed if the Company were to be dissolved at the time of the distribution, to satisfy the preferential rights of other Members on dissolution that are superior to the rights of the Members receiving the distribution.

                                  ARTICLE VII
                      DISPOSITION OF MEMBERSHIP INTERESTS

        7.1 General. Every sale, assignment, transfer, exchange, mortgage, pledge, grant, hypothecation, or other disposition of any Membership Interest will be made only in compliance with this Article VII. No Membership Interest will be disposed of unless and until:

               (a) such instruments as may be required by the Limited Liability Company Law or other applicable law or to effect the continuation of the Company and the Company's ownership of its properties are executed and delivered and/or filed;

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 14




               (b) the instrument of assignment binds the assignee to all of the terms and conditions of this Agreement, and all amendments thereto, as if the assignee were a signatory party hereto; and

               (c) the instrument of assignment is manually signed by the assignee and assignor and is otherwise acceptable in form and substance to the Managing Board.

        7.2 Prohibited Dispositions. Any attempted sale, assignment, transfer, exchange, mortgage, pledge, grant, hypothecation, or other disposition of any Membership Interest will be null and void if it is not made in compliance with this Article VII or:

               (a) if the disposition would cause a termination of the Company under the Code;

               (b) if the disposition would, in the opinion of tax counsel to the Company, jeopardize the status of the Company as a partnership for federal income tax purposes; or

               (c) if the disposition would not be in compliance with any and all state and federal securities laws and regulations.

        7.3 Permitted Dispositions. Subject to applicable law, and the provisions of this Article VII, a Member may assign its Membership Interest in the Company in whole or in part. The assignment of a Membership Interest does not itself entitle the assignee to participate in the management and affairs of the Company or to become a Member. Such assignee is entitled only to receive, to the extent assigned, the distributions to which the assigning Member would otherwise be entitled.

        7.4    Admission of Substitute.

               (a) An assignee of a Transferable Membership Interest pursuant to an assignment permitted in this Agreement shall, subject to the provisions of this Article VII, be admitted as a member in the Company in the place and stead of the assignor Member in respect of the Membership Interest acquired from the assignor Member and shall have all of the rights, powers, obligations, and liabilities, and be subject to all of the restrictions, of the assignor Member, including, without limitation, but without release of the assignor Member, the liability of the assignor Member for any existing unperformed obligations of the assignor Member.

               (b) An assignee of a Restricted Membership Interest pursuant to an assignment permitted in this Agreement shall, subject to the provisions of this Article VII, and with the consent of not less than a majority of the non-transferring Member-Managers, be admitted as a member in the Company in the place and stead of the assignor Member in respect of the Membership Interest acquired from the assignor Member and shall have all of the rights, powers, obligations, and liabilities, and be subject to all of the restrictions, of the assignor Member, including, without limitation, but without release of the assignor Member, the liability of the assignor Member for any existing unperformed obligations of the assignor Member.

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 15




               (c) If admitted, the substitute Member has, to the extent assigned, all of the rights and powers and is subject to all of the restrictions and liabilities of a Member of its class.

               (d) No persons will be admitted as additional Members of any class.


                                 ARTICLE VIII
                                  MANAGEMENT

        8.1 Management of Business. The business and affairs of the Company shall be managed by its Members-Managers through the Managing Board. The Member-Managers are (a) those Members with a Total Percentage Interest of at least the Minimum Percentage and (b) to the extent not previously taken into account, those Class A Members (but excluding their assignees) which held sufficient shares of the Corporation's common stock immediately prior to the initial Capital Contribution of the Class A Members to elect at least one director at an annual meeting of the shareholders of the Corporation, and in either case which have not declined in writing to serve as Member-Managers. The Member-Managers hereby delegate to the Managing Board all of their rights and powers to manage and control the business and affairs of the Company, including to delegate to agents and employees of a Member or the Company, and to delegate by a management agreement or another agreement with, or otherwise to, other persons. No Member, in its individual capacity, shall have the power or authority to legally bind the Company, except as otherwise provided herein.

        8.2    Managing Board.

               (a) Number and Eligibility. Each Member-Manager shall be entitled, but shall not be required, to appoint the greater of one (1) Managing Board Member to the Managing Board or that number obtained by dividing such Member-Manager's Total Percentage Interest by the Minimum Percentage, rounded down to the nearest whole number. By way of example, if the Minimum Percentage is two and one-half percent (2.5%), a Member-Manager with a Total Percentage Interest of seven percent (7.0%) may appoint two Managing Board Members to the Managing Board. In the event the Managing Board Members appointed by the Member- Managers do not represent 100% of the Total Percentage Interests, whether because a Member- Manager has declined to appoint a Managing Board Member or otherwise, the Managing Board may appoint one (1) at large Managing Board Member for each full Minimum Percentage of the Membership Interests which would otherwise be unrepresented on the Managing Board. The Managing Board shall consist of that number of Managing Board Members appointed from time to time pursuant to the terms hereof by the Member-Managers of the Company and the Managing Board, but in no event shall the number of Managing Board Members be fewer than three (3) or greater than forty (40). In the event that fewer than three (3) Managing Board Members have been appointed by the Member-Managers, each of the Managing Board Members, in order of their Total Percentage Interests beginning with the largest Total Percentage Interest, will be given the opportunity to appoint one Managing Board Member, until the Managing Board consists of three Managing Board Members. A Managing Board Member may resign by written notice to the Company. The resignation is effective upon its receipt by the Company or a subsequent time as set forth in the notice of resignation.A Member-Manager may at any time upon written notice to the Managing Board replace a Member Representative appointed by it, or fill an opening on the Managing Board (i) which exists because it did not appoint

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 16




the full number of Member Representatives to which it is entitled (in which event the Managing Board shall remove the corresponding number of at large Managing Board Members, to the extent necessary to reduce the number of Managing Board Members to forty (40)), (ii) which was created by the death, resignation or removal by such Member-Manager of a Managing Board Member previously appointed by such Member-Manager, or (iii) which was created by an increase in such Member-Manager's Total Percentage Interest. A person is not eligible to be a Managing Board Member if such person serves as a trustee of an employee benefit plan that owns any of the Company's Membership Interests. A Managing Board Member need not be a resident of Michigan or a Member of the Company.

               (b) Removals. Upon the reduction by any Member-Manager of its Total Percentage Interest to the extent that it no longer has a Total Percentage Interest sufficient to appoint as many Managing Board Members as it had appointed in accordance with Section 8.2(a) above, there shall be an immediate and corresponding removal of from the Managing Board of that number of Managing Board Members such Member-Manager no longer has the ability to elect. The person(s) to be removed shall be determined by such Member-Manager and in the event it shall fail to do so, by the action of the Managing Board.

               (c) Composition and Affiliation. A majority of the Managing Board Members shall at all times be persons who are not Affiliates of, directly or indirectly, nor have a material business or professional relationship with, the Advisory Company ("Unaffiliated Representative"). An indirect relationship shall include circumstances in which a member of the immediate family of a Managing Board Member has one of the foregoing relationships with the Advisory Company. No person may be appointed as a Managing Board Member if, after such appointment, the requirements of this
Section 8.2(c) would not be met.

               (d) Annual Meeting. The Managing Board shall meet each year on a business day during the fifth or sixth calendar month after the end of the Company's fiscal year, on a date, at a time and at a location to be fixed by the Managing Board, for the purpose of appointing officers, employees and agents of the Company and consideration of such business that may properly come before the meeting; provided, that if less than a majority of the Managing Board Members appear for an annual meeting of the Managing Board the holding of such annual meeting shall not be required, and the matters which might have been taken up therein may be taken up at any later annual or special meeting or by written consent. Special meetings of the Managing Board may be called by the Chairman of the Managing Board (if such office is filled) or any member of the Executive Committee and shall be called by the Chairman upon the written request of any two Managing Board Members.

               (e) Notices. No notice shall be required for annual or regular meetings of Managing Board or for adjourned meetings, whether regular or special. Three days' written notice shall be given for special meetings of the Managing Board, and such notice shall state the time, place and purpose or purposes of the meeting.

               (f) Quorum and Voting. A majority of the Managing Board Members then in office (including a majority of the Unaffiliated Representatives) constitutes a quorum for the transaction of business. Each Managing Board Member shall be entitled to one vote. The vote of a majority of the

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 17



Managing Board Members present at any meeting at which there is a quorum shall be the acts of the Managing Board, except as a larger vote may be required by the Limited Liability Company Law.

               (g) Participation via Telecommunications Equipment. A member of the Managing Board or of a committee designated by the Managing Board may participate in a meeting by means of conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other. Participation in a meeting in this manner constitutes presence in person at the meeting.

        8.3 General Powers of Managing Board. Except as may otherwise be provided in this Agreement, the ordinary and usual decisions concerning the business and affairs of the Company will be made by the Managing Board. The Managing Board has the power, on behalf of the Company, to do all things necessary or convenient to carry out the business and affairs of the Company, including, without limitation, the power to: (a) make Mortgage Loans; (b) purchase, lease or otherwise acquire any real or personal property; (c) sell, convey, mortgage, grant a security interest in, pledge, lease, exchange, or otherwise dispose or encumber any real or personal property; (d) open one or more depository accounts and make deposits into and checks and withdrawals against such accounts; (e) borrow money, incur liabilities, and other obligations; (f) enter into agreements and execute contracts, documents, and instruments; (g) engage employees and agents, define their duties, and establish their compensation or remuneration; (h) obtain insurance covering the business and affairs of the Company and its property and its employees and agents; and (i) prosecute or defend any proceeding in the Company's name.

        8.4 Limitations. Notwithstanding the foregoing or any other provision contained in this Agreement to the contrary, no act will be taken, sum expended, decision made, obligation incurred, or power exercised by the Managing Board or any officer on behalf of the Company except by the affirmative vote of Members holding at least 66 2/3% of the Total Percentage Interests, based upon each Member's Total Percentage Interests as of the end of the Company's most recent fiscal __________, with respect to (a) the adoption of an agreement of merger or consolidation; (b) the sale, lease or exchange of all or substantially all of the Company's property and assets; (c) the dissolution of the Company or revocation of a dissolution, provided, that the Managing Board shall have the power to liquidate the assets attributable to a particular class or series and to distribute such assets in accordance with Section 11.1 upon a determination by the Managing Board that it is no longer in the best interest of the Company or the Members of such class or series to maintain such class or series; (d) any amendment or restatement of the Certificate or this Agreement, unless required, in the opinion of tax counsel to the Company, to permit the Company to be taxed as a partnership for federal income tax purposes, and except as provided in Section 3.1(b) of this Agreement; (e) any matter other than a distribution of Class A Return or Class B Return to Members in the ordinary course of the Company's business character of the Company's capital; (f) any change in the character of the business and affairs of the Company; (g) the commission of any act that would make it impossible for the Company to carry on its ordinary business and affairs; or (h) any act that would contravene any provision of the Certificate, this Agreement, or the Limited Liability Company Law.

        In the event any of the foregoing actions shall materially affect less than all of the Company's classes or series of Membership Interests, the holders of such affected classes or series shall be

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 18



pursuant to this Agreement which could result in a change in the amount or entitled to vote separately on such an item of business. The voting as a class or series shall be in addition to any other vote required by this Agreement.

        8.5 Executive and Loan Committees. The Managing Board shall appoint an Executive Committee and a Loan Committee as follows:

               (a) Loan Committee. The Loan Committee shall be comprised of nine (9) regular members (a majority of whom shall be Unaffiliated Representatives) and three (3) alternate members (a majority of whom shall be Unaffiliated Representatives). The regular and alternate members of the Loan Committee shall be selected by the Managing Board as a whole from among its number.

               (b) Executive Committee. The Executive Committee shall be comprised of seven (7) members, a majority of whom shall be Unaffiliated Representatives, to be selected by the Managing Board as a whole from among its number.

               (c) Exclusivity. No Managing Board Member may serve as a regular member on both the Executive Committee and on the Loan Committee. Members of the Executive Committee may serve as alternate members of the Loan Committee.

               (d) Removals and Vacancies. Upon the reduction by any Member-Manager of its Total Percentage Interest to the extent that it no longer has a Total Percentage Interest sufficient to appoint as many Managing Board Members as it had appointed in accordance with Section 8.2(a) above, there shall be an immediate and corresponding removal of any member of the Executive Committee or of the Loan Committee who was so appointed by such Member- Manager as a Managing Board Member and subsequently selected as a member of the Executive Committee or of the Loan Committee pursuant to subsection (a) above or (b) above, respectively, on the basis of one (1) committee member for each one (1) Managing Board Member such Member-Manager no longer has the ability to elect. Any vacancy occurring in the membership of the Executive Committee or of the Loan Committee as a result of such a removal or otherwise shall be filled by the action of the Managing Board of the Company, as a whole.

        8.6    Power and Authority of Committees.

               (a) Executive Committee. The Executive Committee shall exercise all power and authority of the Managing Board in the management of the business and affairs of the Company, except that the Executive Committee shall not have power or authority to take any action or recommend to any Members that any action be taken which requires approval of any Members pursuant to this Agreement.

               (b) Loan Committee. The Loan Committee shall have such power and authority as the Managing Board shall from time to time delegate to it.

               (c) Audit Committee. The Managing Board shall, through nominations made by the Chairman with approval by resolution passed by a majority of the whole Managing Board, appoint from among its members an Audit Committee composed of three (3) or more Managing Board Members. All members of the Audit Committee shall be composed of Unaffiliated Representatives.

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 19



The duties of the Audit Committee shall include, in addition to any other duties approved by the Managing Board: (i) recommending independent auditors to the Company; (ii) reviewing with the Company's independent auditors the scope of the audit, audit fees, the report of audit and the management letter;
(iii) reviewing with management and the independent auditors the financial statements for the year; (iv) reviewing and approving non-audit services by the independent auditors; and (v) consulting with the independent auditors and, if necessary, with internal financial personnel of the Advisory Company, with regard to the adequacy of internal controls.

               (d) Other Committees. The Managing Board from time to time may, through nominations made by the Chairman and through approval by resolution passed by a majority of the whole Managing Board, appoint such other committees of one or more Managing Board Members and one or more persons who are not Managing Board Members to have such authority as shall be specified by the Managing Board in the resolution making such appointments including, without limitation, the authority to advise and make recommendations to the Managing Board, the Executive Committee or other committees concerning actions to be taken by such committees in connection with their responsibilities and obligations to the Company, provided that the majority of the members of each such committee shall be Unaffiliated Representatives.

               (e) Alternate Members. A member of any committee other than Executive, Loan or Audit Committee may, unless the Executive Committee acts in such member's stead (through nominations made by the Chairman and through approval by resolution passed by a majority of the Executive Committee), designate an alternate member from among the Managing Board or from outside the Managing Board as the case may be, but not among such committee, with such alternate member to have full power and authority, in the absence of the appointed member, to attend meetings, to receive applicable attendance fees, and in all other ways, to act in the place of the appointed member at any such meeting thereof.

               (f) Quorum. A majority of the whole voting membership of the Loan Committee then designated (including alternate members when applicable) constitutes a quorum for the transaction of business. One-third of the whole voting membership of any other committee then designated (including alternate members when applicable) constitutes a quorum for the transaction of business. Notwithstanding anything in this Agreement to the contrary, the Chairman of the Managing Board or, if the Chairman is unavailable, the Vice Chairman, may appoint any member of the Managing Board to serve as an ad hoc member of any committee in order to permit a committee to obtain a quorum for any given meeting. Ad hoc members may be appointed notwithstanding any limitations on committee memberships contained in this Agreement. No more than one ad hoc member may be appointed to the Loan Committee for any one meeting.

               (g) Voting.

                   (i) General. Each member of a committee shall be entitled to one vote. The vote of a majority of the whole voting membership of a committee (including alternate members when applicable) shall be the act of a committee, except as provided in subsection (ii) below and except as a larger vote may be required by the Limited Liability Company Law.

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 20





                   (ii) Loan Committee. The affirmative vote of at least six (6) members of the Loan Committee, whether regular members or alternate members entitled to vote as provided below, shall constitute acts of the Loan Committee. The alternate members of the Loan Committee shall be entitled to attend and to participate in all meetings of the Loan Committee; provided, however, that alternate members shall not be entitled to vote at such meetings unless one or more of the regular members are not present at such a meeting, in which case one (1) alternate member, in the order designated by the majority of regular members present (which may be by lot), shall be entitled to vote in the place of each regular member that is not present at any meeting.

               (h) Chairman of Committees. The Managing Board may appoint a chairman of each committee. If the Managing Board does not appoint a chairman of any committee, such committee shall select a chairman from among its regular members. The Chairman of the Managing Board shall not be eligible to serve as the chairman of any committee.

        8.7 Dissents. A Managing Board Member who is present at a meeting of the Managing Board, or a Managing Board Member or a person who is not a Managing Board Member who is present at a meeting of a committee, at which action on a Company matter is taken, is presumed to have concurred in that action unless his or her dissent is entered in the minutes of the meeting or unless he or she files his or her written dissent to the action with the person acting as secretary of the meeting before the adjournment thereof or shall forward such dissent by registered mail to the Secretary of the Company promptly after the adjournment of the meeting. Such right to dissent does not apply to a person who voted in favor of such action. A person who is absent from a meeting of the Managing Board, or a committee thereof of which he or she is a member, at which any such action is taken is presumed to have concurred in the action unless he or she files his or her written dissent with the Secretary of the Company within a reasonable time after he or she has knowledge of the action.

        8.8 Compensation and Expense Reimbursement. No member of the Managing Board or any other committee shall be entitled to receive compensation for serving as a Managing Board Member in connection with regular or special meetings of the Managing Board or any other committee; provided, however, that the Managing Board, by affirmative vote of a majority of Managing Board Members in office and irrespective of any personal interest of any of them, may:

               (a) Reimburse the Managing Board Members and committee members for their reasonable out-of-pocket expenses incurred in connection with attending meetings or otherwise in connection with their duties as Managing Board Members and committee members; and

               (b) Establish reasonable compensation of Managing Board Members for serving as members of the Executive Committee, Loan Committee or other committees established hereunder.

        8.9 Officers. The Managing Board shall elect a Chairman, Vice Chairman, a President, a Secretary and a Treasurer, and may elect an Executive Vice President, one or more additional Vice Presidents, Assistant Secretaries and/or Assistant Treasurers. The Chairman, the Vice Chairman, the Secretary and the Treasurer shall be selected from members of the Managing Board. If the President is not selected from members of the Managing Board, the President shall be a non-voting, ex-officio member of the Managing Board. Any two of the above officers, except those of President and Vice

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 21




President and those of Chairman and Vice Chairman, may be held by the same person, but no officer shall execute, acknowledge or verify an instrument in more than one capacity.

        8.10 Term of Office, Resignation and Removal. An officer shall hold office for the term for which he or she is elected or appointed and until his or her successor is elected or appointed and qualified, or until his or her resignation or removal. An officer may resign by written notice to the Company. The resignation is effective upon its receipt by the Company or at a subsequent time specified in the notice of resignation. An officer may be removed by the Managing Board with or without cause. The removal of an officer shall be without prejudice to his or her contract rights, if any. The election or appointment of an officer does not of itself create contract rights.

        8.11 Vacancies. The Managing Board may fill any vacancies in any office occurring for whatever reason.

        8.12 Authority. All officers, employees and agents of the Company shall have such authority and perform such duties in the conduct and management of the business and affairs of the Company as may be designated by the Managing Board and this Agreement.

        8.13 Compensation. The salaries of all officers of the Company shall be fixed by the Managing Board.

        8.14 Chairman. The Chairman shall preside at all meetings of the Members and of the Managing Board at which he or she is present. He or she shall further perform such other duties as the Managing Board may from time to time prescribe.

        8.15 Vice Chairman. The Vice Chairman shall preside at all meetings of the Members and of the Managing Board in the absence of the Chairman at which time he is present. He or she shall further perform such other duties as the Managing Board may from time to time prescribe.

        8.16 President. The President shall be the chief executive officer of the Company. The President shall see that all orders and resolutions of the Managing Board are carried into effect and shall have the general powers of supervision and management usually vested in the chief executive officer of a company, including, without limitation, the authority to vote all securities of other corporations and business organizations which are held by the Company.

        8.17 Vice Presidents. The Executive Vice President shall have such authority and perform such duties in the conduct and management of the business and affairs of the Company as may be designated by the Managing Board or the President of the Company. The Executive Vice President shall, in the absence or disability of the President, perform the duties and exercise the powers of the President. The other Vice Presidents, in order of their seniority, shall, in the absence or disability of the President and the Executive Vice President, perform the duties and exercise the powers of the President and the Executive Vice President and shall perform such other duties as the Managing Board or the President may from time to time prescribe.

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 22




        8.18 Secretary. The Secretary shall attend all meetings of the Managing Board and of Members and shall record all votes and minutes of all proceedings in a book to be kept for that purpose. He or she shall give or cause to be given notice of all meetings of the Members and of the Managing Board. The Secretary may delegate any of his or her duties, powers and authorities to one or more Assistant Secretaries, unless such delegation is disapproved by the Board.

        8.19 Treasurer. The Treasurer shall have the custody of the Company's funds and securities; shall keep full and accurate accounts of receipts and disbursements in books of the Company; and shall deposit all monies and other valuable effects in the name and to the credit of the Company in such depositories as may be designated by the Managing Board. He or she shall render to the President and Managing Board Members, whenever they may require it, an account of his or her transactions as Treasurer and of the financial condition of the Company. The Treasurer may delegate any of his or her duties, powers and authorities to one or more Assistant Treasurers unless such delegation be disapproved by the Managing Board.

        8.20 Assistant Secretaries and Treasurers. The Assistant Secretaries, in order of their seniority, shall perform the duties and exercise the powers and authorities of the Secretary in case of his or her absence or disability. The Assistant Treasurers, in the order of their seniority, shall perform the duties and exercise the powers and authorities of the Treasurer in case of his or her absence or disability. The Assistant Secretaries and Assistant Treasurers shall also perform such duties as may be delegated to them by the Secretary and Treasurer, respectively, and also such duties as the Managing Board may prescribe.

        8.21 Standard of Care. Each Managing Board Member, officer and person appointed by the Managing Board or any committee thereof to perform duties for the Company will discharge his or her duties in good faith, with the care an ordinarily prudent person in a like position would exercise under similar circumstances, and in a manner he or she reasonably believes to be in the best interests of the Company.

        8.22 Liability. To the extent that, at law or in equity, a Member, Managing Board Member, officer or other person has duties (including fiduciary duties) and liabilities thereto to the Company or to another Member, Managing Board Member or officer, any such Member, Managing Board Member, officer or other person acting under this Agreement shall not be liable to the Company or to any such other Member, Managing Board Member or officer for the Member's, Managing Board Member's, officer's or other person's good faith reliance on the provisions of this Agreement. No Member, Managing Board Member, officer or any other person shall be liable for any monetary damages to the Company for any breach of such duties except for receipt of a financial benefit to which the Member, Managing Board Member, officer or other person is not entitled, voting for or assenting to a distribution to Members in violation of this Agreement or the Limited Liability Company Law, or a knowing violation of law.

        8.23 Other Interests. Subject to Section 9.7 and applicable law, each of the Members, Managing Board Members and officers may engage in or possess an interest in other business ventures (unconnected with the Company) of every kind and description, independently or with others including, but not limited to, participation in other limited liability companies and partnerships engaged in the business of the Company. Neither the Company, the Managing Board

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 23



Members, the officers nor any of the Members shall have any rights in and to such independent ventures or the income or profits therefrom by reason of any position in the Company.


                                  ARTICLE IX
                      INVESTMENT OBJECTIVES AND POLICIES

        9.1 Duties and Responsibilities; Investment Allocation. It shall be the duty of the Managing Board to ensure that the purchase, sale, retention and disposal of the Company's assets, and the investment policies of the Company and the limitations thereon or amendment thereof are at all times consistent with such policies, limitations and restrictions as are contained in this Article IX. Except as specifically restricted in this Agreement, the investment objectives and policies of the Company shall be controlled by the Managing Board (including a majority of the Unaffiliated Representatives), which has the power to modify or alter such policies without the consent of the Members. It is understood that the Managing Board's duties and responsibilities hereunder are with respect to more than one class of Membership Interest. The Members agree that the Managing Board may take action in the performance of its duties with respect to any class, which may differ from the timing or nature of any action taken with respect to any other class, so long as the Managing Board, to the extent practical, allocates investment opportunities between each of the classes over a period of time on a fair and equitable basis.

        9.2 Prohibited Investments and Activities. Unless approved by the Members of the Company, the Company shall not engage in investment practices or activities involving conflicts of interest, and, in particular, shall not engage in any of the following activities:

               (a) Invest in commodities or commodity future contracts; except that such limitation shall not apply to interest rate futures or options therefor when used solely for hedging purposes.

               (b) Invest in or make Mortgage Loans unless an appraisal is obtained concerning the underlying property. In cases in which a majority of the Unaffiliated Representatives so determines, and in all cases in which the transaction is with the Advisory Company, a Managing Board Member, a Member-Manager or an Affiliate thereof, such appraisal must be obtained from an independent, qualified appraiser and such appraisal shall be maintained in the Company's records for a period of five (5) years and shall be available for inspection by the Company's Members. In addition to an appraisal, a mortgagee's or owner's title insurance policy or commitment as to the priority of the Mortgage or the condition of the title must be obtained.

               (c) Invest in real estate contracts of sale, unless such contracts of sale are in recordable form and are appropriately recorded in the chain of title.

               (d) Make or invest in Mortgage Loans, including Construction Loans, on any one property if the aggregate amount of all Mortgage Loans outstanding on the property, including the loans of the Company, would exceed an amount equal to ninety-five percent (95%) of the appraised value of the property as determined by appraisal, unless a higher percentage is approved by a majority vote of the Managing Board (including a majority of the Unaffiliated Representatives).

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 24



               (e) Make or invest in any Mortgage Loans that are subordinate to any Mortgage or equity interest of the Advisory Company, a Managing Board Member, a Member-Manager, or an Affiliate thereof.

               (f) Issue equity securities that are redeemable at the option of the holder thereof.

               (g) Issue debt securities unless the historical debt service coverage (in the most recently completed fiscal year) as adjusted for known charges is sufficient to properly service that higher level of debt.

               (h) Invest in the equity securities of any nongovernmental issuer, including real estate investment trusts or limited partnerships, for a period in excess of eighteen (18) months.

               (i) Issue Membership Interests on a deferred payment basis or similar arrangement.

               (j) Purchase property from the Advisory Company, any director or Affiliate thereof, unless a majority of the Uninterested Representatives approve the transaction as being fair and reasonable to the Company and at a price to the Company no greater than the cost of the asset to such Advisory Company, Managing Board Member or Affiliate thereof, or, if the price to the Company is in excess of such cost, that substantial justification for such excess exists and such excess is not unreasonable. In no event shall the cost of such asset to the Company exceed its current appraised value.

               (k) Sell property to the Advisory Company, any director or Affiliate thereof.

               (l) Make loans to or borrow money from the Advisory Company, any director or Affiliate thereof, unless a majority of the Uninterested Representatives approve the transaction as being fair, competitive, and commercially reasonable and no less favorable to the Company than loans between unaffiliated lenders and borrowers under the same circumstances.

               (m) Invest in joint ventures with the Advisory Company, any director or Affiliate thereof, unless a majority of the Uninterested Representatives approve the transaction as being fair and reasonable to the Company, and on substantially the same terms and conditions as those received by the other joint venturers.

               (n) Invest in assets or receive income (to the extent of 90% of the Company's gross income), except as would be permitted for a qualified real estate investment trust under Section 856 of the Code.

               (o) Enter into any other transactions with the Advisory Company, any director or Affiliate thereof, unless a majority of the Uninterested Representatives approve the transaction as being fair and reasonable to the Company and on terms and conditions not less favorable to the Company than those available from unaffiliated third parties.

        9.3 Annual Review. The Unaffiliated Representatives shall review the investment policies of the Company at least annually to determine that the policies then being followed by the Company

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 25




are in the best interests of its Members and that investment opportunities are being allocated equitably between the classes. Each such determination and the basis therefor shall be set forth in the minutes of the Managing Board.

        9.4 Borrowing Policies. The Members acknowledge that funds may be required in addition to the Capital Contributions made pursuant to Sections
4.1 and 4.3 hereof in order to meet the operating expenses of the Company. All additional funds required for such purpose shall be obtained from the proceeds of secured or unsecured loans pursuant to such terms, provisions and conditions and in such manner as the Managing Board shall determine. The Company shall not borrow funds for any other purpose, including, without limitation, for the purpose of acquiring or holding any Real Estate Investments. The aggregate borrowings of the Company, secured and unsecured, shall not exceed $1,000,000 and shall be reviewed by the Managing Board at least quarterly.

        9.5 Consideration for Realty. The consideration paid for real property acquired by the Company shall ordinarily be based on the fair market value of the property as determined by a majority of the Managing Board. In cases in which a majority of the Uninterested Representatives so determines, and in all cases in which assets are acquired from the Advisory Company, a Managing Board Member, a Member-Manager or an Affiliate of same, such fair market value shall be as determined by a qualified independent real estate appraiser selected by a majority of the Uninterested Representatives.

        9.6    Arrangements with Advisory Company.

               (a) Delegation of Duty and Supervision of Relationship. The Managing Board may delegate the duty of management of the assets and the administration of the Company's day-to-day operations to an advisory company (the "Advisory Company") pursuant to a written contract or contracts, or any renewal thereof, which have obtained the requisite approvals of the Managing Board, including a majority of the Unaffiliated Representatives, and as may be required under the Limited Liability Company Act. The Managing Board shall have a duty to supervise such advisory relationship in the interest of the Company and the Members.

               (b) Evaluation of Performance. The Managing Board shall evaluate the performance of the Advisory Company before entering into or renewing any management arrangements. The minutes of meetings with respect to such evaluation shall reflect the criteria used by the Managing Board in making such evaluation. Upon any termination of the initial advisory arrangements, the Managing Board shall determine that any successor Advisory Company possess sufficient qualifications (i) to perform the management function for the Company and (ii) to justify the compensation provided for in its contract with the Company.

               (c) Term of Arrangement. Each contract for the services of an Advisory Company entered into by the Managing Board shall have a term of no more than one (1) year and may be renewed for successive one (1) year terms at or prior to the expiration of the contract. For the initial term of each contract, unless otherwise determined by the Managing Board, such contract shall be terminable by a majority vote of the Managing Board or of the Unaffiliated Representatives in the event the Advisory Company shall have violated any provision of its agreement and, after notice of such violation, shall have failed to cure such default within sixty (60) days. After the initial term of

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 26



each contract, unless otherwise determined by the Managing Board, such contract shall be terminable by the Advisory Company upon one hundred twenty
(120) days' written notice to the Company and shall be terminable by the Company, at its option for any reason, upon sixty (60) days' written notice to the Advisory Company. The Managing Board shall determine that any successor Advisory Company possesses sufficient qualifications to perform the advisory function for the Company and to justify the compensation provided for in its contract with the Company.

               (d) Compensation of Advisory Company. The Unaffiliated Representatives shall determine at least annually that the compensation which the Company contracts to pay the Advisory Company is reasonable in relation to the nature and quality of services performed and shall also supervise performance of the Advisory Company and the compensation paid to it by the Company to determine that the provisions of such contract are being carried out. Each such determination shall be based upon the following factors, and all other factors the Unaffiliated Representatives may deem relevant, which findings of the Unaffiliated Representatives on each of such factors shall be recorded in the minutes of the Managing Board:

                    (i) The size of the management fee in relation to the size, composition and profitability of the investment portfolio of the Company;

                   (ii) The success of the Advisory Company in generating opportunities that meet the investment objectives of the Company;

                  (iii) The rates charged to other companies similar to the Company and to other investors by advisors performing similar services;

                   (iv) Additional revenues realized by the Advisory Company and its Affiliates through their relationship with the Company, including loan administration, underwriting or broker commissions, servicing, engineering, inspection and other fees, whether paid by the Company or by others with whom the Company does business;

                    (v) The quality and extent of service and advice furnished to the Company; and

                   (vi) The performance of the investment portfolio of the Company, including income, conservation or appreciation of capital, frequency of problem investments and competence in dealing with distress situations.

        9.7    Conflicts of Interest.

               (a) No Duty to Disclose Business Opportunities to the Company. If a Member or Managing Board Member becomes aware of a Real Estate Investment opportunity, the Managing Board Member shall not be obligated to notify the Company of such opportunity.

               (b) Duty to Disclose Interest in Real Estate Investments. If a Managing Board Member becomes aware of the fact that he or she, individually, the Member-Manager which appointed such Managing Board Member or an Affiliate has a direct or indirect interest in a Real

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 27



Estate Investment which is under consideration by the Company, the Managing Board Member shall disclose such interest to the Managing Board or any committee of the Managing Board reviewing such Real Estate Investment, promptly, but in all events prior to a vote by the Managing Board or committee with respect to the transaction.

               (c) Duty to Abstain From Deliberations and Voting. When any Managing Board Member becomes aware of the fact that he or she, individually, the Member-Manager which appointed such Managing Board Member or an Affiliate has a direct or indirect interest in a Real Estate Investment which is under consideration by the Company, the Managing Board Member shall excuse himself or herself from any deliberations of the Managing Board or any committee of the Managing Board with respect to a Real Estate Investment in which he or she has an interest.

               (d) Majority Vote of Uninterested Managing Board Members Required. Any Real Estate Investment as to which a Managing Board Member has disclosed an interest as provided above must be approved by a majority of the members of the Managing Board or committee thereof who are Uninterested Representatives.

                                   ARTICLE X
                                INDEMNIFICATION

        10.1 Indemnification. Subject to all of the other provisions of this Article, the Company shall indemnify a person who was or is a party or is threatened to be made a party to a threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative and whether formal or informal, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Managing Board Member or officer of the Company, or is or was serving at the request of the Company as a director, officer, partner, trustee, employee or agent of another foreign or domestic limited liability company, corporation, partnership, joint venture, trust or other enterprise, whether for profit or not, against expenses, including attorneys' fees, judgments, penalties, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with the action, suit or proceeding, if the person acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company or its Members, and with respect to a criminal action or proceeding, if the person had no reasonable cause to believe his or her conduct was unlawful. The termination of an action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contenders or its equivalent, does not, itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonable believed to be in or not opposed to the best interests of the Company or its Members, and, with respect to a criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

        10.2 Certain Actions. Subject to all of the provisions of this Article, the Company shall indemnify a person who was or is a party to or is threatened to be made a party to a threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he or she is or was a Managing Board Member or officer of the Company, or is or was serving at the request of the Company as a director, officer, partner, trustee, employee or agent of another foreign or domestic limited liability company, corporation, partnership, joint venture, trust or other enterprise, whether for profit or not, against expenses, including actual

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 28



and reasonable attorneys' fees, and amounts paid in settlement incurred by the person in connection with the action or suit, if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Company or its Members. However, indemnification shall not be made for a claim, issue, or matter in which the person has been found liable to the Company unless and only to the extent that the court in which the action or suit was brought has determined upon application that, despite the adjudication of liability but in view of all circumstances of the case, the person is fairly and reasonably entitled to indemnification for the expenses which the court considers proper.

        10.3 Expenses of Successful Defense. To the extent that a person has been successful on the merits or otherwise in defense of an action, suit, or proceeding referred to in Section 10.1 or 10.2 of this Agreement, or in defense of a claim, issue or matter in the action, suit, or proceeding, he or she shall be indemnified against expenses, including actual and reasonable attorneys' fees, incurred by him or her in connection with the action, suit or proceeding and an action, suit, or proceeding brought to enforce the mandatory indemnification provided in this Section 10.3.

        10.4 Determination that Indemnification is Proper. An indemnification under Section 10.1 or 10.2 of this Agreement, unless ordered by a court, shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the person is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 10.1 or 10.2, whichever is applicable. Determination that indemnification is proper shall be made as follows:

               (a) Managing Board Members and Advisors. For the indemnification of Managing Board Members and Advisors of the Company, such determination shall be made only if all of the following conditions shall be satisfied:

                    (i) The Managing Board Member or Advisor has determined, in good faith, that the course of conduct which caused the loss or liability was in the best interests of the Company.

                   (ii) Such liability or loss was not the result of gross negligence or misconduct by the Managing Board Member or Advisor.

                  (iii) Such indemnification or agreement to hold harmless is recoverable only out of the assets of the Company and not from the Members.

                   (iv) Such determination shall be made in any of the following ways: (A) by a majority vote of a quorum of the Managing Board consisting of Managing Board Members who were not parties to the action, suit or proceeding; (B) if such quorum is not obtainable, then by a majority vote of a committee of Managing Board Members who are not a party to the action, with such committee consisting of not less than two disinterested Managing Board Members; (C) by independent legal counsel in a written opinion: or (D) by the Members.

        If and only to the extent prohibited by applicable law, indemnification will not be allowed on any liability imposed by judgment, and costs associated therewith, including attorneys' fees,

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 29



arising from or out of a violation of state or federal securities laws associated with the offer and sale of the Company's Membership Interests. Indemnification will be allowed for settlements and related expenses of lawsuits alleging securities law violations, and for expenses incurred in successfully defending such lawsuits, provided that a court either: (1) approves the settlement and finds that indemnification of the settlement and related costs should be made; or (2) approves indemnification of litigation costs if a successful defense is made.

               (b) Others. For the indemnification of all persons other than Managing Board Members and Advisors of the Company, such determination shall be made in any of the following ways:

                    (i) By a majority vote of a quorum of the Managing
        Board consisting of Managing Board Members who were not parties to the action, suit or proceeding;

                   (ii) If such quorum is not obtainable, then by a majority vote of a committee of Managing Board Members who are not a party to the action, with such committee consisting of not less than two disinterested Managing Board Members;

                  (iii) By independent legal counsel in a written opinion; or

                   (iv) By the Members.

        10.5 Indemnification for Portion of Expenses. If a person is entitled to indemnification under Section 10.1 or Section 10.2 of this Agreement for a portion of expenses including attorneys' fees, judgments, penalties, fines and amounts paid in settlement, but not for the total amount thereof, the Company may indemnify the person for the portion of the expenses, judgments, penalties, fines or amounts paid in settlement for which the person is entitled to be indemnified.

        10.6 Expense Advances. Expenses incurred in defending a civil or criminal action, suit or proceeding described in Section 10.1 or 10.2 of this Agreement may be paid by the Company in advance of the final disposition of the action, suit or proceeding upon receipt of an undertaking by or on behalf of the person involved to repay the expenses if it is ultimately determined that the person is not entitled to be indemnified by the Company. The undertaking shall be by unlimited general obligation of the person on whose behalf advances are made but need not be secured.

        10.7 Indemnification of Employees and Agents of the Company. The Company may, to the extent authorized from time to time by the Managing Board, grant rights to indemnification and to the advancement of expenses to any employee or agent of the Company to the fullest extent of the provisions of this Article X with respect to the indemnification and advancement of expenses of Managing Board Members and officers of the Company.

        10.8 Former Managing Board Members, Officers, Employees and Agents. The indemnification provided in the foregoing Sections of this Article X continues as to a person who has ceased to be a Managing Board Member, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 30




        10.9 Insurance. The Company may purchase and maintain insurance on behalf of any person who is or was a Managing Board Member, officer, employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another limited liability company, corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Company would have power to indemnify him or her against such liability under this Agreement or the laws of the State of Delaware.

        10.10 Contract Right to Indemnity. The right to indemnification conferred in this Article X shall be a contract right, and shall apply to services of a Managing Board Member or officer as an employee or agent of the Company as well as in such person's capacity as a Managing Board
Member or officer. Except as provided in Section 10.3 of this Agreement, the Company shall have no obligations under this Article X to indemnify any person in connection with any proceeding, or part thereof, initiated by such person without authorization by the Managing Board.

        10.11 Exclusivity; Other Indemnification. The indemnification or advancement of expenses provided under this Article X is not exclusive of other rights to which a person seeking indemnification or advancement of expenses may be entitled under a contractual arrangement with the Company. However, the total amount of expenses advanced or indemnified from all sources combined shall not exceed the amount of actual expenses incurred by the person seeking indemnification or advancement of expenses.

        10.12 Amendment or Deletion. No amendment or deletion of this Article X shall apply to or have any effect on any Managing Board Member or officer of the Company for or with respect to any acts or omissions of any such person occurring prior to such amendment or repeal.


                                  ARTICLE XI
                    DISSOLUTION, WINDING UP AND REDEMPTION

        11.1 Dissolution. The Company will dissolve and its affairs will be wound up on the first to occur of the following events: (a) December 31, 2025;
(b) the entry of a decree of judicial dissolution, as provided under the Limited Liability Company Law; (c) by the consent of Members holding at least seventy-five percent (75%) of the Membership Interests; (d) upon the death, retirement, resignation, expulsion, Bankruptcy, or dissolution of a Member-Manager or the occurrence of any other event that terminates the continued membership of a Member-Manager in the Company, unless, in the case of disassociation of membership described in clause (d) above, remaining Members representing either a majority of the Total Percentage Interests of the Company (provided such majority represents a majority of the profits interests of the Company) or, alternatively, a majority of the Percentage Interests of each class or series, consent to the continuation of the business of the Company within 90 days after the disassociation.

        11.2 Winding Up. Upon dissolution, the Company will cease carrying on its business and affairs, will commence the winding up of the Company's business and affairs, and will complete the winding up as soon as practicable. Upon the winding up of the Company, the assets of the Company will be distributed first to creditors to the extent permitted by law in satisfaction of the Company's

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 31



debts, liabilities, and obligations; and then to Members and former Members, in accordance with Article VI and their relative positive Adjusted Capital Account Balances, by class. Such proceeds will be paid to such Members as soon as practicable after the date of winding up.


        11.3 Redemption. The Company may acquire, by purchase, redemption or otherwise, any Membership Interest, on such terms and conditions as may be approved by the Managing Board. Any interest so acquired shall be deemed canceled, unless otherwise determined by the Managing Board.


        11.4 Adjustments to Percentage Interests. In the event of any distribution of Class A Return or Class B Return pursuant to Article VI of this Agreement, or redemption, reorganization or similar event in respect of any Membership Interest, then the Percentage Interests and the Total Percentage Interests of the Members shall be appropriately adjusted, as of the effective date of such event.



                                  ARTICLE XII
                           MISCELLANEOUS PROVISIONS

        12.1 Counterparts. This Agreement may be executed in several counterparts, each of which will be deemed an original, but all of which will constitute one and the same.

        12.2 Entire Agreement. This Agreement constitutes the entire agreement among the parties and contains all of the agreements among the parties with respect to its subject matter. This Agreement supersedes all other agreements, either oral or written, among the parties with respect to its subject matter.

        12.3 Severability. The invalidity or unenforceability of any particular provision of this Agreement will not affect its other provisions, and this Agreement will be construed in all respects as if such invalid or unenforceable provisions were omitted.

        12.4   Amendment.

               (a) In General. Subject to Sections 3.1(b) and 8.4 and the limitations provided in Section 12.4(b), this Agreement may be amended, in whole or in part, by the Members or by the Managing Board at any meeting duly held in accordance with this Agreement, provided that notice of the meeting includes notice of the proposed amendment, and provided further that the Managing Board shall not make or alter any provisions of this Agreement fixing its number, qualifications, classifications or term of office.

               (b) Limitations. The Managing Board shall not alter, modify or delete any of the following provisions of this Agreement, which provisions may be substantively altered, modified or deleted only by the affirmative vote of Members holding at least 66 2/3% of the Total Percentage Interests:

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 32




                    (i) Section 3.4, relating to the Percentage Interests of Members entitled to call a meeting;

                   (ii) the first and second sentences of Section 3.5;

                  (iii) Section 8.2(c);

                   (iv) The provisions of Section 8.5(b) and Section 8.6(c) which provide that a majority of the members of the Executive Committee shall be Unaffiliated Directors and all members of the Audit Committee shall be Unaffiliated Directors;

                    (v) Article IX, except as may be necessary to insure that the Company will be taxed as a partnership for federal income tax purposes; and

                   (vi) this Section 12.4.

        Further, any alteration, modification or deletion of Section 9.4 shall require the unanimous consent of all of the Members.

               (c) Adoption. Any amendment adopted pursuant to this Agreement shall be executed by the Chairman, President or Secretary on behalf of the Company and by the Members pursuant to the power of attorney granted in
Section 12.5 and maintained with the records of the Company. A copy of each such amendment shall be promptly provided to each Member.

        12.5 Power of Attorney. Each Member constitutes and appoints the Chairman of the Managing Board and the President of the Company, and each of them, with full power of substitution, its true and lawful attorney to make, execute, and acknowledge and file in its name, place and stead:

               (a) Any certificate or other instrument, including registrations or filings concerning the use of fictitious names and necessary or appropriate filings under the federal and state securities laws;

               (b) Documents required to dissolve and terminate the Company;

               (c) Amendments and modifications to the Certificate or any of the instruments described above;

               (d) Amendments and modifications to this Agreement which have been approved pursuant to the terms hereof; and

               (e) All loan and security agreements, notes, instruments, deeds of trust, and other similar documents which are necessary or desirable for the Company to conduct its business as contemplated by this Agreement.

        This power of attorney is coupled with an interest and is irrevocable.

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 33




        12.6 Notices. Any notice permitted or required under this Agreement will be conveyed to the party at the address given below and will be deemed to have been given when deposited in the United States mail, postage paid, or when delivered in person, by courier, or by facsimile transmission.

        12.7 Binding Effect. Subject to the provisions of this Agreement relating to transferability, this Agreement will be binding upon and will inure to the benefit of the parties and their distributees, heirs, successors, and assigns.

        12.8 Governing Law. This Agreement will be governed by, and construed and enforced in accordance with, the laws of the State of Delaware.


                                 ARTICLE XIII
                                  DEFINITIONS

        The following terms used in this Agreement shall have the meanings described below:

        "Adjusted Basis" shall have the meaning given such term in Section 1011 of the Code.

        "Adjusted Capital Account Balance" shall have the meaning given such term in Section 5.6.

        "Adjusted Capital Account Deficit" means with respect to any Member, the deficit balance, if any, in that Member's Capital Account as of the end of the relevant fiscal year, after giving effect to the following adjustments:
(a) credit to that Capital Account the amount by which that Member is obligated to restore or is deemed to be obligated to restore pursuant to the penultimate sentence of Regulation Sections 1.704-2(g)(1) and (i)(5) and (b) debit to that Capital Account the items described in paragraphs (4), (5) and
(6) in section 1.704-1(b)(2)(ii)(d) of the Regulations. This definition of Adjusted Capital Account Deficit is intended to comply with the provisions of
Section 1.704-1(b)(2)(ii)(d) of the Regulations and shall be interpreted consistently therewith.

        "Advisor" or "Advisory Company" shall mean a person retained by the Company pursuant to Section 9.6 of this Agreement.

        "Affiliate" of another person shall mean (a) any person directly or indirectly controlling, controlled by or under common control with, another person, (b) any person directly or indirectly owning or controlling ten percent (10%) or more of the outstanding voting securities or beneficial interests of such other person, (c) any officer, director, trustee or partner of such other person, and (d) if such other person is an officer, director, trustee or partner of another entity, then the entity for which such other person acts in such capacity.

        "Agreement" means this Operating Agreement, as the same may be amended from time to time.

        "Audit Committee" means the committee established pursuant to Section 8.6, as the same may be constituted from time to time.

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 34



        "Bankruptcy" means, with respect to a person, the happening of any of the following:

               (a) the making of a general assignment for the benefit of creditors;

               (b) the filing of a voluntary petition in bankruptcy or the filing of a pleading in any court of record admitting in writing an inability to pay debts as they become due;

               (c) the entry of an order, judgment or decree by any court of competent jurisdiction adjudicating the person to be bankrupt or insolvent;

               (d) the filing of a petition or answer seeking any reorganization, arrangement, composition, readjustment, liquidation, dissolution or similar relief under any statute, law or regulation;

               (e) the filing of an answer or other pleading admitting the material allegations of, or consenting to, or defaulting in answering, a bankruptcy petition filed against the person in any bankruptcy proceeding;

               (f) the filing of an application or other pleading or any action otherwise seeking, consenting to or acquiescing in the appointment of a liquidating trustee, receiver or other liquidator of all or any substantial part of the person's properties;

               (g) the commencement of any proceeding seeking reorganization, arrangement, composition, readjustment, liquidation, dissolution or similar relief under any statute, law or regulation which has not been quashed or dismissed within 180 days; or

               (h) the appointment without consent of such person or acquiescence of a liquidating trustee, receiver or other liquidator of all or any substantial part of such person's properties without such appointment being vacated or stayed within 90 days and, if stayed, without such appointment being vacated within 90 days after the expiration of any such stay.

        "Capital Contribution" means, with respect to any Member, the amount of money contributed by that Member to the Company and, if property other than money is contributed, the initial Gross Asset Value of such property, net of liabilities assumed or taken subject to by the Company.

        "Certificate" shall have the meaning given such term in Section 1.1.

        "Class A Assets" shall have the meaning given such term in Section
4.2.

        "Class A Capital Account" shall have the meaning given such term in
Section 4.3.

        "Class A Cash Income" shall mean all cash or cash equivalents received by the Company from Company operations attributable to the Class A Assets, including, without limitation, interest received on Mortgage Loans and other investments, less the sum of all expenses of the Company attributable solely to the Class A Assets, less return of principal on Mortgage Loans or other investments and proceeds from the sale of REO Property that do not represent gain which are attributable solely to

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 35




the Class A Assets, and less the sum of the following items not attributable to a particular class or series, to the extent paid or set aside by the Company, multiplied by a fraction, the numerator of which is the total of the book value of any REO Property and the outstanding principal balance of the Mortgage Loans which are part of the Class A Assets and the denominator of which is the total of the book value of any REO Property and the outstanding principal balance of all of the Mortgage Loans of the Company:

        (a) All principal and interest payments on indebtedness of the Company and all other sums paid to lenders;

        (b) All cash expenditures incurred incident to the normal operation of the Company's business; and

        (c) Such reserves as the Managing Board deems reasonably necessary to the proper operation of the Company's business.

        "Class A Expenses" means those expenses and debts incurred by the Company that are attributable solely to the Class A Assets.

        "Class A Member" means those persons admitted as Class A Members pursuant to Section 4.1, and any other person admitted to the Company as a substituted Member of a Class A Member, that has not made a disposition of such person's entire Interest.

        "Class A Percentage Interest" means the percentage set forth across from a Class A Member's name on Schedule 1 attached hereto, and identified as such Member's Class A Percentage Interest, as the same may be increased or decreased from time to time pursuant to the provisions of this Agreement.

        "Class A Return" shall mean all cash or cash equivalents received by the Company from Company operations attributable to the Class A Assets which does not constitute Class A Cash Income, including, without limitation, return of principal on Mortgage Loans and other investments and the proceeds from the sale of REO Property that do not represent gain; less, to the extent paid or set aside but not taken into account when computing Class A Cash Income, the sum of all expenses of the Company attributable solely to the Class A Assets, and less the sum of the following items not attributable to a particular class or series, to the extent paid or set aside by the Company, multiplied by a fraction, the numerator of which is the total of the book value of any REO Property and the outstanding principal balance of the Mortgage Loans which are part of the Class A Assets and the denominator of which is the total of the book value of any REO Property and the outstanding principal balance of all of the Mortgage Loans of the Company:

        (a) All principal and interest payments on indebtedness of the Company and all other sums paid to lenders;

        (b) All cash expenditures incurred incident to the normal operation of the Company's business; and

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 36




        (c) Such reserves as the Managing Board deems reasonably necessary to the proper operation of the Company's business.

        "Class B Assets" shall have the meaning given such term in Section
4.5.

        "Class B Capital Account" shall have the meaning given such term in
Section 4.6.

        "Class B Cash Income" shall mean all cash or cash equivalents received by the Company from Company operations attributable to the Class B Assets, including, without limitation, interest received on Mortgage Loans and other investments, less the sum of expenses paid or set aside by the Company attributable solely to the Class B Assets, less return of principal on Mortgage Loans or other investments and proceeds from the sale of REO Property that do not represent gain which are attributable to solely the Class B Assets, and less the sum of the following items not attributable to a particular class or series, to the extent paid or set aside by the Company, multiplied by a fraction, the numerator of which is the total of the book value of any REO Property and the outstanding principal balance of the Mortgage Loans which are part of the Class B Assets and the denominator of which is the total of the book value of any REO Property and the outstanding principal balance of all of the Mortgage Loans of the Company:

        (a) All principal and interest payments on indebtedness of the Company and all other sums paid to lenders;

        (b) All cash expenditures incurred incident to the normal operation of the Company's business; and

        (c) Such reserves as the Managing Board deems reasonably necessary to the proper operation of the Company's business.

        "Class B Expenses" means those expenses and debts incurred by the Company that are attributable solely to the Class B Assets.

        "Class B Member" means those persons admitted as Class B Members pursuant to Section 4.1 of this Agreement, and any other person admitted to the Company as a substituted Member of a Class B Member, that has not made a disposition of such person's entire Interest.

        "Class B Percentage Interest" means the percentage set forth across from a Class B Member's name on Schedule 1 attached hereto, and identified as such Member's Class B Percentage Interest, as the same may be increased or decreased from time to time pursuant to the provisions of this Agreement.

        "Class B Return" shall mean all cash or cash equivalents received by the Company from Company operations attributable to the Class B Assets which does not constitute Class B Cash Income, including, without limitation, return of principal on Mortgage Loans and other investments and the proceeds from the sale of REO Property that do not represent gain; less, to the extent paid or set aside but not taken into account when computing Class B Cash Income, the sum of all expenses of the Company attributable solely to the Class B Assets, and less the sum of the following

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 37




items not attributable to a particular class or series, to the extent paid or set aside by the Company, multiplied by a fraction, the numerator of which is the total of the book value of any REO Property and the outstanding principal balance of the Mortgage Loans which are part of the Class B Assets and the denominator of which is the total of the book value of any REO Property and the outstanding principal balance of all of the Mortgage Loans of the Company:

        (a) All principal and interest payments on indebtedness of the Company and all other sums paid to lenders;

        (b) All cash expenditures incurred incident to the normal operation of the Company's business; and

        (c) Such reserves as the Managing Board deems reasonably necessary to the proper operation of the Company's business.

        "Code" shall mean the Internal Revenue Code of 1986 (or successor thereto), as amended from time to time.

        "Company" shall mean Metropolitan Realty Company, L.L.C., a Delaware limited liability company.

        "Construction Loan" shall mean a short-term Mortgage Loan, the proceeds of which are to provide funds for the actual construction of real estate projects, or acquisition and/or redevelopment of Real Property, and for carrying costs paid or incurred by the borrower during the term of this loan.

        "Corporation" shall mean Metropolitan Realty Corporation, a Michigan corporation.

        "Depreciation" shall mean, for each fiscal year or other period, an amount equal to the depreciation, amortization or other cost recovery deduction allowable with respect to an asset for that year or other period, except that if the Gross Asset Value of an asset differs from its adjusted basis for federal income tax purposes at the beginning of the fiscal year or other period, Depreciation shall be an amount which bears the same ratio to that different Gross Asset Value (as originally computed) as the federal income tax depreciation, amortization, or other cost recovery deduction for that fiscal year or other period bears to the adjusted tax basis (as originally computed); provided, however, that if the federal income tax depreciation, amortization or other cost recovery deduction for the applicable year or period is zero, Depreciation shall be determined with reference to the Gross Asset Value (as originally computed) using any reasonable method selected by the Managing Board.

        "Executive Committee" means the committee established pursuant to
Section 8.5, as the same may be constituted from time to time.

        "General Expenses" means those expenses and debts incurred by the Company that are not attributable to a particular class of Membership Interest, including but not limited to (a) all principal and interest payments on indebtedness of the Company and all other sums paid to lenders, and (b) all cash expenditures incurred incident to the normal operation of the Company's business. General

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 38



Expenses shall be allocated to the Class A Assets according to the following formula: each item of General Expense shall be multiplied by a fraction, the numerator of which is the total of the book value of any REO Property and the outstanding principal balance of the Mortgage Loans which are part of the Class A Assets and the denominator of which is the total of the book value of any REO Property and the outstanding principal balance of all of the Mortgage Loans of the Company. General Expenses shall be allocated to the Class B Assets according to the following formula: each item of General Expense shall be multiplied by a fraction, the numerator of which is the total book value of any REO Property and the outstanding principal balance of the Mortgage Loans which are part of the Class B Assets and the denominator is the total of the book value of any REO Property and the outstanding principal balance of all of the Mortgage Loans of the Company.

        "Gross Asset Value" shall mean with respect to any Company asset, the asset's Adjusted Basis, except as follows:

               (a) the initial Gross Asset Value of any asset contributed by a Member to the Company shall be the gross fair market value of that asset, as determined jointly by the contributing Member and the Managing Board;

               (b) the Gross Asset Value of all Company assets shall be adjusted to equal their respective gross fair market values as of the date upon which any of the following occurs: (i) the acquisition of an additional interest in the Company after the effective date of this Agreement by any new or existing Member, in exchange for more than a de minimis Capital Contribution or the distribution by the Company to a Member of more than a de minimis amount of Company property as consideration for an interest in the Company; and (ii) the liquidation of the Company within the meaning of Regulation Section 1.704-1(b)(2)(ii)(g);

               (c) the Gross Asset Value of any Company asset distributed to any Member shall be the gross fair market value of that asset on the date of distribution, as determined by the Member receiving that distribution and the Managing Board; and

               (d) if an election under Section 754 of the Code has been made, the Gross Asset Value of Company assets shall be increased (or decreased) to reflect any adjustments to the adjusted basis of the assets pursuant to Code
Section 734(b) or Code Section 743(b), but only to the extent that those adjustments are taken into account in determining Capital Accounts pursuant to Regulation Section 1.704-1(b)(2)(iv)(m) and Section 4.3 and Section 4.6; provided, however, that Gross Asset Value shall not be adjusted pursuant to this subsection (d) to the extent that an adjustment pursuant to subsection
(b) is made in connection with a transaction that would otherwise result in an adjustment pursuant to this subsection (d).

        If the Gross Asset Value of an asset has been determined or adjusted hereby, that Gross Asset Value shall thereafter be further adjusted by the Depreciation, if any, taken into account with respect to that asset for purposes of computing Profits and Losses.

        "Limited Liability Company Law" shall have the meaning given such term in Section 1.1.

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 39




        "Loan Committee" means the committee established pursuant to Section 8.5, as the same may be constituted from time to time.

        "Managing Board" means the board established pursuant to Section 8.3, as it may be constituted from time to time.

        "Managing Board Member" means a person appointed by a Member-Manager to the Managing Board pursuant to Section 8.2.

        "Member" means any person admitted as a Member of any class, and any other person admitted to the Company as a substituted Member, that has not made a disposition of such person's entire Interest.

        "Member-Manager" shall have the meaning given such term in Section
8.1.

        "Membership Interest" means the interest of a Member in the Company as a Member, representing such Member's rights, powers and privileges as specified in this Agreement.

        "Minimum Gain" has the meaning set forth in Regulation Section 1.704-2(d)(1).

        "Minimum Percentage" shall mean a Total Percentage Interest which represents a positive Adjusted Capital Account Balance of $2,500,000.

        "Mortgage" shall mean the security interest in Real Property granted to secure a Mortgage Loan.

        "Mortgage Loan" shall mean a note, bond or other evidence of indebtedness or obligation which is secured or collateralized by an interest in Real Property.

        "Percentage Interest" means the percentage set forth across from a Member's name on Schedule 1 attached hereto, and identified as such Member's Class A or Class B Percentage Interest, as the same may be increased or decreased from time to time pursuant to the provisions of this Agreement.

        "Profits" and "Losses" shall mean, for each class or series of Membership Interest and for each fiscal year or other period, an amount equal to the Company's taxable income or loss for that year or period which is attributable for the assets of such class or series of Membership Interest, determined in accordance with Code Section 703(a). For this purpose, expenses of the Company which are attributable to only one class or series of Membership Interest shall be taken into account only by such class or series. Each class or series shall also take into account only that amount of the general expenses of the Company equal to the total sum of such general expenses, multiplied by a fraction, the numerator of which is the sum of the total of the outstanding principal balance of the Mortgage Loans and the total book value of any REO Property which is part of the assets of such class or series and the denominator of which is the sum of the total of the outstanding principal balance of all of the Mortgage Loans and the total book value of any REO Property of the Company.

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 40




Further, all items of income, gain, loss or deduction required to be stated separately pursuant to Code Section 703(a)(1) shall be included in taxable income or loss), with the following adjustments:

               (a) any income of the Company exempt from federal income tax not otherwise taken into account in computing Profits or Losses shall be added to that taxable income or loss;

               (b) any expenditures of the Company described in Code Section 705(a)(2)(B) or treated as Code Section 705(a)(2)(B) expenditures pursuant to Regulation Section 1.704-1(b)(2)(iv)(i), shall be subtracted from that taxable income or loss;

               (c) in the event the Gross Asset Value of any Company asset is adjusted as required by subsections (b) or (c) of the definition of Gross Asset Value, the amount of that adjustment shall be taken into account as gain or loss from the disposition of that asset (assuming the asset was disposed of just prior to the adjustment) for purposes of computing Profits or Losses in the fiscal year of adjustment;

               (d) gain or loss resulting from any disposition of Company property with respect to which gain or loss is recognized for federal income tax purposes shall be computed by reference to the Gross Asset Value of the property disposed of, notwithstanding that the Adjusted Basis of that property may differ from its Gross Asset Value;

               (e) in lieu of the depreciation, amortization and other cost recovery deductions taken into account in computing the taxable income or loss, there shall be taken into account the Depreciation for the fiscal year or other period; and

               (f) any items of income, gain, loss or deduction that are specially allocated pursuant to Sections 4.3, 4.4, 4.5 or 4.6 shall not be taken into account in computing Profits or Losses.

        "Public Offering Expenses" means all expenses incurred by the Company and the Corporation (other than Restructuring Expenses) in connection with the preparation and filing of the Form S-11 registration statement by the Company under the Securities Act of 1933, as amended, and the sale of Class B Membership Interests pursuant to said registration statement.

        "Real Estate Investment" shall mean any interest in land, rights and interests in land, including an equity, mortgage or leasehold interest, and any buildings, structures, improvements, fixtures and equipment and furnishings located on or used in connection with the land or rights or interests therein.

        "Real Property" shall mean and include land, rights, and interests in land, leasehold interests (including but not limited to interests of a lessor or lessee therein), and any buildings, structures, improvements, fixtures and equipment and furnishings located on or to be located on or used or to be used in connection with land, leasehold interests and rights or interests in land, but does not include Mortgages, Mortgage Loans or interest therein.

METROPOLITAN REALTY COMPANY, L.L.C.                                    Page 41



        "REO Property" shall mean all Real Property acquired by the Company or its nominee through foreclosure or deed in lieu of foreclosure in connection with a defaulted Mortgage Loan.

        "Regulations" shall mean pronouncements, as amended from time to time, or their successor pronouncements, which clarify, interpret and apply the provisions of the Code, and which are designated as "Treasury Regulations" by the United States Department of the Treasury.

        "Regulatory Allocations" are the allocations set forth in Section 5.5.

        "Restricted Membership Interest" means a Membership Interest (or portion thereof) that represents at least 21% of a particular class, as identified in Schedule 1 attached hereto.

        "Restructuring Expenses" means all expenses incurred by the Company and the Corporation in connection with the preparation, execution and implementation of that certain Agreement and Plan of Reorganization entered into between the Company and the Corporation and the Form S-4 registration statement filed by the Corporation under the Securities Act of 1933, as amended.

        "Total Percentage Interest" means with respect to any Member as of any date of determination, a fraction (expressed as a percentage), the numerator of which is the Member's positive Adjusted Capital Account Balance, if any, and the denominator of which is the total positive Adjusted Capital Account Balances of all of the Members.

        "Transferable Membership Interest" means a Membership Interest (or portion thereof) that is not a Restricted Membership Interest.

        "Unaffiliated Representative" shall mean a person as defined in
Section 8.2(c) of this Agreement.

        "Uninterested Representative" shall mean a Managing Board Member who has no interest, either directly or through an Affiliate, in the Real Estate Investment or other transaction. In the case of a Real Estate Investment or other transaction in which the Advisory Company, a Member-Manager or an Affiliate thereof has an interest, or in which a Managing Board Member who is an Affiliate of the Advisory Company has an interest, "Uninterested Representative" shall mean an Unaffiliated Representative.

METROPOLITAN REALTY COMPANY, L.L.C.                                   Page 42


        IN WITNESS WHEREOF, the parties execute this Agreement on the dates set below their names, to be effective on the date first above written.



                                  THE COMPANY

                                  METROPOLITAN REALTY COMPANY, L.L.C.



                                  By:__________________________________________
                                      Wayne S. Doran, Initial Member



                                  By:__________________________________________
                                      Robert H. Naftaly, Initial Member

                INDEX TO THE FINANCIAL STATEMENTS AND SCHEDULE



                                                                   PAGES

REPORT OF INDEPENDENT ACCOUNTANTS                                   F-2

BALANCE SHEET, DECEMBER 31, 1995 AND 1994                           F-3

STATEMENT OF OPERATIONS FOR THE YEARS ENDED
        DECEMBER 31, 1995, 1994 AND 1993                            F-4

STATEMENT OF SHAREHOLDERS' EQUITY FOR THE YEARS
        ENDED DECEMBER 31, 1995, 1994 AND 1993                      F-5

STATEMENT OF CASH FLOWS FOR THE YEARS ENDED
        DECEMBER 31, 1995, 1994 AND 1993                            F-6

NOTES TO FINANCIAL STATEMENTS                                   F-7  -  F-29

FINANCIAL STATEMENT SCHEDULE:

        Schedule II - Valuation and Qualifying Accounts             F-30

              COOPERS & LYBRAND REPORT OF INDEPENDENT ACCOUNTANTS


                        METROPOLITAN REALTY CORPORATION

                   BALANCE SHEET, December 31, 1995 and 1994

                                  ---------

ASSETS                                                               1995            1994
------                                                               ----            ----

Cash and cash equivalents ...................................   $  2,446,221    $  3,529,334

Marketable securities .......................................     13,326,733      10,783,048

Mortgage notes receivable:
   Notes, earning ...........................................     22,726,171      22,187,649
   Notes, related party .....................................      4,238,157       4,206,330
   Allowance for loan losses ................................     (1,600,000)     (1,000,000)
                                                                ------------    ------------
                                                                  25,364,328      25,393,979
Real estate owned:
   Foreclosed property held for sale, net of accumulated
    depreciation of $65,866 at December 31, 1994 ............             --       2,034,134
   Valuation allowance ......................................             --      (1,134,134)
                                                                ------------    ------------
                                                                          --         900,000

Accrued interest and other receivables ......................        282,620         255,724

Other assets ................................................        340,999         163,083
                                                                ------------    ------------

               Total assets .................................   $ 41,760,901    $ 41,025,168
                                                                ============    ============



LIABILITIES AND SHAREHOLDERS' EQUITY

Liabilities:
  Accounts payable:
    Shareholder .............................................   $      5,500    $      9,036
    Trade ...................................................        120,032         175,869
  Deferred income ...........................................        153,952         129,552
  Deposits from borrowers for property taxes ................        146,385         163,452
  Security deposits .........................................             --          66,087
  Other .....................................................          1,705           1,748
                                                                ------------    ------------

               Total liabilities ............................        427,574         545,744
                                                                ------------    ------------

Shareholders' equity:
  Preferred stock, $.01 par value; 5,000,000 shares
    authorized; no shares issued and outstanding ............             --              --
  Common stock, $.01 par value; 25,000,000 shares
    authorized; 4,532,169 shares issued and
    outstanding .............................................         45,322          45,322
  Additional paid-in-capital ................................     43,355,529      43,355,529
  Unrealized holding gains (losses) on marketable securities
     available for sale .....................................         47,690        (356,949)
  Distributions in excess of net investment income ..........     (2,115,214)     (2,564,478)
                                                                ------------    ------------

               Total shareholders' equity ...................     41,333,327      40,479,424
                                                                ------------    ------------

                   Total liabilities and shareholders' equity   $ 41,760,901    $ 41,025,168
                                                                ============    ============

   The accompanying notes are an integral part of the financial statements.


                        METROPOLITAN REALTY CORPORATION

                            STATEMENT OF OPERATIONS
             for the years ended December 31, 1995, 1994 and 1993

                                  ---------

                                             1995          1994            1993
                                             ----          ----            ----
Income:

  Interest income from mortgage notes .   $ 2,754,975   $ 3,073,230    $ 3,113,876

  Investment income ...................       866,168       555,849        475,322

  Miscellaneous income ................       142,916       228,949        126,787
                                          -----------   -----------    -----------

          Total income ................     3,764,059     3,858,028      3,715,985
                                          -----------   -----------    -----------

Operating expenses:

  Change in allowance for loan losses .       600,000      (461,500)            --

  General and administrative ..........       841,903       436,562        583,925

  Net loss from foreclosed
    property held for sale ............       331,953     1,295,416        337,699

  Amortization of organization costs ..          --            --           93,463
                                          -----------   -----------    -----------

          Total operating expenses ....     1,773,856     1,270,478      1,015,087
                                          -----------   -----------    -----------

          Net investment income .......   $ 1,990,203   $ 2,587,550    $ 2,700,898
                                          ===========   ===========    ===========

Net investment income per share .......   $       .44   $       .57    $       .60
                                          ===========   ===========    ===========

Weighted average shares of common stock
  outstanding .........................     4,532,169     4,532,169      4,532,169
                                          ===========   ===========    ===========

   The accompanying notes are an integral part of the financial statements.


                        METROPOLITAN REALTY CORPORATION

                       STATEMENT OF SHAREHOLDERS' EQUITY
             for the years ended December 31, 1995, 1994 and 1993

                                  ---------

                                         Common Stock                            Unrealized    Distributions
                                         ------------                           Holding Gains   in Excess of
                                                                Additional       (Losses) on         Net           Total
                                                                  Paid-in         Marketable     Investment    Shareholders'
                                      Shares        Amount        Capital         Securities       Income1        Equity
                                      ------        ------      ----------      -------------   ------------   -------------

Balances at January 1, 1993 ...      4,532,169   $     45,322   $ 43,355,529                   $ (2,550,289)   $ 40,850,562

Net investment income .........                                                                   2,700,898       2,700,898

Cash dividend of $.54 per share                                                                  (2,447,371)     (2,447,371)
                                  ------------   ------------   ------------                   ------------    ------------

Balances at December 31, 1993 .      4,532,169         45,322     43,355,529                     (2,296,762)     41,104,089

Net investment income .........                                                                   2,587,550       2,587,550

Cash dividend of $.63 per share                                                                  (2,855,266)     (2,855,266)

Adjustment to beginning balance                                                $      3,624                           3,624
  for change in accounting
  principle (Note 2)

Change in unrealized holding ..                                                    (360,573)                       (360,573)
  gains (losses) on marketable
  securities
                                  ------------   ------------   ------------   ------------    ------------    ------------

Balances at December 31, 1994 .      4,532,169         45,322     43,355,529       (356,949)     (2,564,478)     40,479,424

Net investment income .........                                                                   1,990,203       1,990,203

Change in unrealized holding ..                                                     404,639                         404,639
  gains (losses) on marketable
  securities

Cash dividend of $.34 per share                                                                  (1,540,939)     (1,540,939)
                                  ------------   ------------   ------------   ------------    ------------    ------------
Balances at December 31, 1995 .      4,532,169   $     45,322   $ 43,355,529   $     47,690    $ (2,115,214)   $ 41,333,327
                                  ============   ============   ============   ============    ============    ============

---------
1   See Note 7 to the financial statements.

   The accompanying notes are an integral part of the financial statements.


                        METROPOLITAN REALTY CORPORATION

                            STATEMENT OF CASH FLOWS
             for the years ended December 31, 1995, 1994 and 1993

                                                               1995            1994          1993
                                                               ----            ----          ----
Cash flows from operating activities:
  Net investment income .................................   $ 1,990,203    $ 2,587,550    $ 2,700,898
                                                            -----------    -----------    -----------

  Adjustments to reconcile net investment income
    to net cash provided by
    operating activities:
    Amortization of net loan origination fees ...........       (50,095)      (104,008)       (83,832)
    Allowance for loan losses (recovery) expense ........       600,000       (461,500)            --
    Valuation provision for foreclosed property .........       314,421        994,134             --
    Depreciation and amortization expense ...............        43,702         71,012         98,641
    Expiration of commitment and application fees .......       (15,000)       (22,838)       (21,000)
    Other ...............................................        23,263         16,557         24,223
    (Increase) decrease in assets:
      Accrued interest and other receivables ............       (26,896)       (33,784)        40,085
      Other assets ......................................      (181,926)      (131,293)           190
    Increase (decrease) in liabilities:
      Accounts payable ..................................       (59,373)        16,615         28,566
      Other liabilities .................................       (83,197)        24,566         57,050
                                                            -----------    -----------    -----------

                           Total adjustments ............       564,899        369,461        143,923
                                                            -----------    -----------    -----------

                           Net cash provided by operating
                             activities .................     2,555,102      2,957,011      2,844,821
                                                            -----------    -----------    -----------

Cash flows from investing activities:
  Purchases of marketable securities ....................    (3,507,381)    (4,767,232)            --
  Collections of principal from marketable securities ...     1,345,072      1,093,691      1,874,708
  Loan disbursements ....................................      (444,293)      (150,000)    (1,800,000)
  Loan repayments .......................................       355,151      4,876,191        211,043
  Commitment and loan extension fees received ...........        73,525         38,000         40,223
  Cash proceeds from sale of foreclosed property, net ...        92,157             --             --
  Loan origination expenses paid ........................       (10,237)            --        (15,601)
  Capital expenditures ..................................        (1,270)            --             --
  Other receivable repayments ...........................            --             --         16,785
                                                            -----------    -----------    -----------

                           Net cash provided by (used in)
                             investing activities .......    (2,097,276)     1,090,650        327,158
                                                            -----------    -----------    -----------

Cash flows used in financing activities,
  dividends paid ........................................    (1,540,939)    (2,855,266)    (2,447,371)
                                                            -----------    -----------    -----------

Net increase (decrease) in cash and cash
  equivalents ...........................................    (1,083,113)     1,192,395        724,608

Cash and cash equivalents, beginning of year ............     3,529,334      2,336,939      1,612,331
                                                            -----------    -----------    -----------

Cash and cash equivalents, end of year ..................   $ 2,446,221    $ 3,529,334    $ 2,336,939
                                                            ===========    ===========    ===========

Supplemental disclosure of cash flow information, noncash investing activities: Receivable from sale of foreclosed property - $455,000.

   The accompanying notes are an integral part of the financial statements.

                        METROPOLITAN REALTY CORPORATION

                         NOTES TO FINANCIAL STATEMENTS

                                  ---------

1.      ORGANIZATION:

        Metropolitan Realty Corporation (the "Company"), incorporated November 13, 1986, was organized to qualify as a real estate investment trust ("REIT") under the provisions of the Internal Revenue Code. As a REIT, the Company is required to invest most of its assets in real estate assets, cash and government securities. The Company intends to invest substantially all of its assets in mortgage loans to real estate projects located in southeastern Michigan in the counties of Wayne and Macomb. At December 31, 1995, the Company's total mortgage loan portfolio is invested 74% in projects located in the City of Detroit, 11% in projects located in the County of Macomb, and 15% in projects located in the County of Wayne outside of the City of Detroit.

        The Company's mortgage loans include financing for industrial and mixed-use facilities, office buildings, and retail and residential centers. The Company has favored investments that will provide a competitive return and permanent financing for projects which create construction jobs and stimulate the Southeast Michigan economy. All mortgage loans to date are collateralized by a first lien on real property. At December 31, 1995, the Company's largest loan approximates 10% of its total assets, and the carrying value of all mortgage loans approximates 61% of its total assets.

2.      ACCOUNTING POLICIES:

        The preparation of these financial statements, in order to be presented in conformity with generally accepted accounting principles, requires that management use estimates and assumptions regarding events anticipated and transpired, together with their potential effects upon the reported amounts of assets and liabilities, as well as the disclosures and assessments of contingent liabilities at the date of the financial statements, and in determining the reported amounts of revenues, costs and expenses of the reporting periods. Actual results could differ from those estimates.

        Cash Equivalents

               The Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

        Marketable Securities

               The Company adopted Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities" (SFAS No. 115), effective January 1, 1994. Under SFAS No. 115, marketable securities available for sale are carried at market value, and unrealized gains and losses are included in a separate component of shareholders' equity. Shareholders' equity includes net unrealized holding gains on marketable securities of $47,690 at December 31, 1995 ($38,133 related to mortgage-backed securities and $9,557 related to U.S. Treasury

                                   Continued

                        METROPOLITAN REALTY CORPORATION

                         NOTES TO FINANCIAL STATEMENTS

                                  ---------


2.      ACCOUNTING POLICIES, continued:

        Marketable Securities, continued:

               notes) and net unrealized holdings losses on marketable mortgage-backed securities of $356,949 at December 31, 1994. Realized gains or losses on sales of securities are determined based upon specific identification. The realized net loss on marketable securities, included in investment income in the accompanying statement of operations, resulted from called mortgaged-backed securities and aggregated $23,263 for the year ended December 31, 1995 and $16,557 for the year ended December 31, 1994. At December 31, 1995 and 1994, all marketable securities are considered available for sale.

        Allowance for Loan Losses

               The Company adopted SFAS 114, "Accounting by Creditors for Impairment of a Loan", on January 1, 1995. Under the new standard, a loan is considered impaired, based on current information and events, if it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. The measurement of impaired loans is generally based on the present value of expected future cash flows discounted at the historical effective interest rate, except that all collateral-dependent loans are measured for impairment based on the fair value of the collateral. The cumulative effect of adopting the provisions of SFAS 114 was not significant.

               The Company provides for possible losses on its portfolio of mortgage notes receivable based on an evaluation of each mortgage note. In determining the allowance for possible losses, the Company has considered various indicators of value, including market evaluations of the underlying collateral, the cost of money, operating cash flow from the property during the projected holding period and expected capitalization rates applied to the stabilized net operating income of the specified property.

               The allowance for loan losses is established through charges to earnings in the form of a provision for credit losses. Increases and decreases in the allowance due to changes in the measurement of the impaired loans are included in the provision for credit losses. Loans continue to be classified as impaired unless they are brought fully current and the collection of scheduled interest and principal is considered probable. When a loan or portion of a loan is determined to be uncollectible, the portion deemed uncollectible is charged against the allowance and subsequent recoveries, if any, are credited to the allowance.


                                   Continued

                        METROPOLITAN REALTY CORPORATION

                         NOTES TO FINANCIAL STATEMENTS


2.      ACCOUNTING POLICIES, continued:

        Allowance for Loan Losses, continued:

               The allowance is based upon management's estimates and ultimate losses may vary from the current estimates. These estimates are reviewed by management at least quarterly, and as adjustments become necessary, they are reported in the statement of operations in the period in which they become known.

        Foreclosed Property Held for Sale

               Property acquired through loan foreclosure is initially recorded at the lesser of mortgage loan balance or fair value at the date of foreclosure. Losses, if any, attributable to the excess of the recorded investment including accrued interest over fair value are charged to the allowance for loan losses on mortgage loans at the time of foreclosure. A valuation allowance is also established at the time of foreclosure for the estimated costs to sell the property, as the Company is dependent on the liquidation of the property for the recovery of its investment in foreclosed real estate. Subsequent to foreclosure, the property is carried at the lower of cost or fair value less estimated costs to sell. The property's operating income and expenses from the date of foreclosure are reflected in the statement of operations. Depreciation of the property commences one year from the date of foreclosure. Income from guarantor settlements is recognized when received.

        Organization Costs

               Certain costs related to the organization of the Company were capitalized at cost and amortized on a straight-line basis over 60 months. Organization costs became fully amortized in fiscal 1993.

        Income Taxes

               The Company intends to operate at all times to qualify as a real estate investment trust under the provisions of the Internal Revenue Code. In general, each year qualification is met, income is not subject to federal income tax at the company level to the extent distributed to shareholders.

        Revenue Recognition

               Loan origination fees received from the borrower, in excess of loan origination costs paid, are amortized to interest income using the effective interest method over the life of the mortgage loan.


                                   Continued

                        METROPOLITAN REALTY CORPORATION

                         NOTES TO FINANCIAL STATEMENTS

                                  ---------

2.      ACCOUNTING POLICIES, continued:

        Revenue Recognition, continued:

               Interest income is accrued when earned. The Company discontinues the accrual of interest income when circumstances exist which cause the collection of interest to be doubtful. The determination to discontinue accruing interest is made after a review by the Company's management of all relevant facts, including delinquency of principal and/or interest, and financial stability of the borrower. The Company classifies loans on which the accrual of interest has been discontinued as nonearning. Interest income on nonaccrual loans is recognized on a cash basis if the future collectibility of the recorded loan balance is expected. When the future collectibility of the recorded loan balance is doubtful, collection of interest will be applied as a reduction to outstanding loan principal. All mortgage loans held by the Company are classified as earning loans at December 31, 1995 and 1994.


3.      MARKETABLE SECURITIES:

        Marketable securities at December 31, 1995 and 1994 consisted of the following:

                                                 1995                       1994
                                       ------------------------   ------------------------
                      Interest Rate at
                          12/31/95        Cost       Market Value     Cost     Market Value
                      ----------------    ----       ------------     ----     ------------

U.S. Treasury Note           6.125%   $ 3,507,383   $ 3,516,940

Federal National        6.36%-6.44%     5,956,601     5,948,714   $ 6,504,138   $ 6,218,604
Mortgage Association,
pass through

Federal Home Loan       7.92%-8.02%     3,815,059     3,861,079     4,635,859     4,564,444
                                      -----------   -----------   -----------   -----------
Mortgage Corporation,
pass through

                                      $13,279,043   $13,326,733   $11,139,997   $10,783,048
                                      ===========   ===========   ===========   ===========


        The U.S. Treasury note has a scheduled maturity in July 1996. The mortgage-backed securities mature according to payment characteristics of the underlying loans. The ultimate maturity dates of the mortgage-backed securities held by the Company at December 31, 1995 range from January 2017 to August 2024.



                                   Continued

                        METROPOLITAN REALTY CORPORATION

                                  ---------

4.      MORTGAGE NOTES RECEIVABLE:

        Mortgage notes receivable as of dates indicated are summarized as follows:

==============================================================================
                                      Final
                    Interest        Maturity               Periodic
Description           Rate            Date               Payment Terms
------------------------------------------------------------------------------
First Mortgage Notes on Industrial and Mixed-Use Facilities
  and Office Buildings:
------------------------------------------------------------------------------
First                 9.09%       December 2000   Monthly payments of
mortgage                                          principal and interest of
note on                                           $35,494 until maturity, at
parking                                           which time the remaining
garage in                                         unpaid principal balance
Detroit,                                          of approximately
Michigan                                          $4,010,000 is due. The
                                                  note may be prepaid in
                                                  whole, but not in part,
                                                  for a fee ranging from 1
                                                  percent to 1.5 percent of
                                                  the outstanding principal
                                                  balance at the time of
                                                  prepayment.

First             10.25% through    April 2000    Monthly payments in
mortgage          March 31, 1995                  varying installments of
on                adjusted to                     principal and interest
rehabilitation    9.26% on                        until maturity, at which
of historic       April 1,                        time the remaining unpaid
office            1995**                          principal balance of
building                                          approximately $1,858,000
located in                                        is due. The note may be
Detroit,                                          prepaid in whole, but not
Michigan                                          in part, for a set fee
                                                  based upon the rate by
                                                  which the annual yield on
                                                  certain U.S. Treasury
                                                  securities exceeds the
                                                  yield on the note through
                                                  April 1997, after which
                                                  time the fee ranges from 1
                                                  percent to 3 percent of
                                                  the outstanding principal
                                                  balance at the time of
                                                  prepayment.

                                                                                 Principal
                                                                                 Amount of
                                                                               Loans Subject
                                                Carrying Amount of                   to
                            Face              Mortgages at December 31,*         Delinquent
                  Prior   Amount of           --------------------------         Principal
Description       Liens   Mortgage        1995          1994           1993     and Interest
-----------       -----   ---------       ----          ----           ----    -------------
First             None    $4,376,000   $4,206,330     $4,238,157    $4,265,018
mortgage
note on
parking
garage in
Detroit,
Michigan

First             None     1,900,000    1,812,889      1,836,190     1,703,506
mortgage
on
rehabilitation
of historic
office
building
located in
Detroit,
Michigan

---------
* The carrying amount is reduced for unamortized loan origination fees received in excess of loan origination costs paid.

** Adjustment based on the U.S. Treasury Securities weekly average yield adjusted to a constant maturity of 5 years plus 2.25%.

Continued

                        METROPOLITAN REALTY CORPORATION

                                  ---------

4.      MORTGAGE NOTES RECEIVABLE, Continued:

==============================================================================
                                      Final
                    Interest        Maturity               Periodic
Description           Rate            Date               Payment Terms
------------------------------------------------------------------------------
First mortgage    9.875%          February 1999   Monthly payments in
permanent loan                                    varying installments of
on a light                                        principal and interest
industrial                                        until maturity, at which
building                                          time the remaining unpaid
located in                                        principal balance of
Plymouth                                          approximately $2,402,000
Township,                                         is due. The note may be
Michigan                                          prepaid in whole, but not
                                                  in part, for a fee based
                                                  upon the rate by which the
                                                  annual yield on certain
                                                  U.S. Treasury securities
                                                  exceeds the yield on the
                                                  note at the time of
                                                  prepayment.

First mortgage    10.50%          December 2000   Monthly payments of
on day care                                       interest only until
center located                                    January 1993 when payments
in Plymouth,                                      in varying installments of
Michigan                                          principal and interest
                                                  commence until maturity,
                                                  at which time the
                                                  remaining unpaid principal
                                                  balance of approximately
                                                  $908,000 is due. The note
                                                  may be prepaid in whole,
                                                  but not in part, for a fee
                                                  based upon the rate by
                                                  which the annual yield on
                                                  certain U.S. Treasury
                                                  securities exceeds the
                                                  yield on the note at the
                                                  time of prepayment.
                                                                                 Principal
                                                                                 Amount of
                                                                               Loans Subject
                                                Carrying Amount of                   to
                            Face              Mortgages at December 31,*         Delinquent
                  Prior   Amount of           --------------------------         Principal
Description       Liens   Mortgage        1995          1994           1993     and Interest
-----------       -----   ---------       ----          ----           ----    -------------
First mortgage    None    $2,525,000   $2,445,235     $2,458,787    $2,471,031
permanent loan
on a light
industrial
building
located in
Plymouth
Township,
Michigan

First mortgage    None       960,000      940,653        945,613       950,070
on day care
center located
in Plymouth,
Michigan

---------
* The carrying amount is reduced for unamortized loan origination fees received in excess of loan origination costs paid.

Continued

                        METROPOLITAN REALTY CORPORATION

4.      MORTGAGE NOTES RECEIVABLE, Continued:

====================================================================================
                                          Final
                    Interest             Maturity               Periodic
Description           Rate                 Date               Payment Terms
------------------------------------------------------------------------------------
First mortgage  9.875% through         October 2000    Monthly payments in
on              October 31, 1995                       varying installments of
retail tire     adjusted to 7.25% on                   principal and interest
center located  November 1, 1995                       until maturity, at which
in Woodhaven,   based on the U.S.                      time the remaining unpaid
Michigan        Treasury average                       principal balance of
                weekly yield adjusted                  approximately $647,000 is
                to a constant                          due. The note may be
                maturity of 5 years                    prepaid in whole, but not
                plus 1.5% at that                      in part, for a fee of 1
                date                                   percent of the outstanding
                                                       principal balance or based
                                                       upon the rate by which the
                                                       annual yield on certain
                                                       U.S. Treasury securities
                                                       exceeds the yield on the
                                                       note at the time of
                                                       prepayment.

First mortgage  9.50% through          February 2001   Monthly payments in
on retail tire  February 28, 1996.                     varying installments of
center located  The interest rate                      principal and interest
in Sterling     will be adjusted on                    until maturity, at which
Heights,        March 1, 1996 to the                   time the remaining unpaid
Michigan        U.S. Treasury weekly                   principal balance of
                average yield                          approximately $693,000 is
                adjusted to a                          due. The note may be
                constant maturity of                   prepaid in whole, but not
                5 years plus 1.5%                      in part, for a fee of 1
                                                       percent to 2 percent of
                                                       the outstanding principal
                                                       balance or based upon the
                                                       rate by which the annual
                                                       yield on certain U.S.
                                                       Treasury securities
                                                       exceeds the yield on the
                                                       note at the time of
                                                       prepayment.
                                                                                 Principal
                                                                                 Amount of
                                                                               Loans Subject
                                                Carrying Amount of                   to
                            Face              Mortgages at December 31,*         Delinquent
                  Prior   Amount of           --------------------------         Principal
Description       Liens   Mortgage        1995          1994          1993      and Interest
-----------       -----   ---------       ----          ----          ----     -------------
First mortgage    None    $  695,000   669,449        673,579       676,731
on
retail tire
center located
in Woodhaven,
Michigan

First mortgage    None       750,000   719,601        723,425       726,887
on retail tire
center located
in Sterling
Heights,
Michigan

---------
* The carrying amount is reduced for unamortized loan origination fees received in excess of loan origination costs paid.


Continued

                        METROPOLITAN REALTY CORPORATION

4.      MORTGAGE NOTES RECEIVABLE, Continued:

====================================================================================
                                          Final
                    Interest             Maturity               Periodic
Description           Rate                 Date               Payment Terms
------------------------------------------------------------------------------------
First mortgage      10.25%             April 2003      Monthly payments of
on office                                              interest only through
building                                               April 1995 and varying
located in                                             installments of principal
Detroit,                                               and interest from May 1995
Michigan                                               until maturity, at which
                                                       time the remaining unpaid
                                                       principal balance of
                                                       approximately $1,695,000
                                                       is due. The note may be
                                                       prepaid in whole, but not
                                                       in part, at varying
                                                       prepayment rates, based on
                                                       the date of prepayment.

First mortgage      10.50%             July 1997**     Monthly payments of
on Industrial                                          principal and interest of
building                                               $11,933 until maturity, at
located in Van                                         which time the remaining
Buren Township,                                        unpaid principal balance
Michigan                                               of approximately
                                                       $1,185,230 is due. The
                                                       note may be prepaid in
                                                       whole, but not in part,
                                                       for a fee based upon the
                                                       rate by which the annual
                                                       yield on certain U.S.
                                                       Treasury securities
                                                       exceeds the yield on the
                                                       note at the time of
                                                       prepayment.
                                                                                 Principal
                                                                                 Amount of
                                                                               Loans Subject
                                                Carrying Amount of                   to
                            Face              Mortgages at December 31,*         Delinquent
                  Prior   Amount of           --------------------------         Principal
Description       Liens   Mortgage        1995          1994           1993     and Interest
-----------       -----   ---------       ----          ----           ----    -------------
First mortgage    None    $1,800,000   $1,741,822     $1,743,332    $1,739,059
on office
building
located in
Detroit,
Michigan

First mortgage    None     1,250,000           --             --     1,212,924
on Industrial
building
located in Van
Buren Township,
Michigan

---------
* The carrying amount is reduced for unamortized loan origination fees received in excess of loan origination costs paid.

** On November 9, 1994, the outstanding principal balance of this mortgage note was prepaid. The Company also received a prepayment penalty of approximately $114,000.

Continued

                      METROPOLITAN REALTY CORPORATION

4.      MORTGAGE NOTES RECEIVABLE, Continued:

====================================================================================
                                          Final
                    Interest             Maturity               Periodic
Description           Rate                 Date               Payment Terms
------------------------------------------------------------------------------------
Renovation of    1% Over Prime (Prime    July 1997        Monthly payments in
office building  Rate at December 31,                     varying installments of
located in       1995 was 8.5%)                           interest until maturity,
Detroit,                                                  at which time it is
Michigan                                                  anticipated that it will
                                                          convert to a permanent
                                                          loan. The construction
                                                          note may be prepaid in
                                                          whole, but not in part,
                                                          for a fee based upon the
                                                          rate by which the annual
                                                          yield on certain U.S.
                                                          Treasury Securities
                                                          exceeds the yield on the
                                                          rate at the time of
                                                          prepayment.

                                                                                   Principal
                                                                                   Amount of
                                                                                 Loans Subject
                                                  Carrying Amount of                   to
                            Face                Mortgages at December 31,*         Delinquent
                  Prior   Amount of             --------------------------         Principal
Description       Liens   Mortgage          1995          1994           1993     and Interest
-----------       -----   ---------         ----          ----           ----    -------------
Renovation of    None  $1,365,000         $420,406       --            --
office building        (of which
located in             $921,000
Detroit,               is undisbursed at
Michigan               December 31, 1995)

---------
* The carrying amount is reduced for unamortized loan origination fees received in excess of loan origination costs paid.


Continued
                                     F-15

                                           METROPOLITAN REALTY CORPORATION

4.      MORTGAGE NOTES RECEIVABLE, Continued:

====================================================================================
                                          Final
                    Interest             Maturity               Periodic
Description           Rate                 Date               Payment Terms
------------------------------------------------------------------------------------
First Mortgage Notes on Shopping Centers:
------------------------------------------------------------------------------------
Shopping center  10.50% through          December 1999    Monthly payments in
located in       December 31, 1994                        varying installments of
Detroit,         adjusted to 10.875%                      principal and interest
Michigan         on January 1, 1995**                     until maturity, at which
                                                          time the remaining unpaid
                                                          principal balance of
                                                          approximately $941,000 is
                                                          due. The note may be
                                                          prepaid in whole, but not
                                                          in part, for a fee ranging
                                                          from 1 percent to 5
                                                          percent of the outstanding
                                                          principal balance or based
                                                          upon the rate by which the
                                                          annual yield on certain
                                                          U.S. Treasury securities
                                                          exceeds the yield on the
                                                          note at the time of
                                                          prepayment.

Shopping center          9.3752%         January 2000     Monthly payments of
located in                                                principal and interest of
Sterling                                                  $18,298 until maturity, at
Heights,                                                  which time the remaining
Michigan                                                  unpaid principal balance
                                                          of approximately
                                                          $2,028,000 is due. The
                                                          note may be prepaid in
                                                          whole, but not in part,
                                                          for a fee based upon the
                                                          rate by which the annual
                                                          yield on certain U.S.
                                                          Treasury securities at the
                                                          time of prepayment exceeds
                                                          the yield on the note
                                                          through January 1997.
                                                          After such date, the note
                                                          may be prepaid without a
                                                          fee.
                                                                                   Principal
                                                                                   Amount of
                                                                                 Loans Subject
                                                  Carrying Amount of                   to
                            Face                Mortgages at December 31,*         Delinquent
                  Prior   Amount of             --------------------------         Principal
Description       Liens   Mortgage          1995          1994           1993     and Interest
-----------       -----   ---------         ----          ----           ----    -------------
Shopping center  None  $1,080,500         $  965,898     $  971,030    $  975,153
located in
Detroit,
Michigan

Shopping center  None   2,200,000          2,111,851     $2,127,504     2,141,578
located in
Sterling
Heights,
Michigan

---------
* The carrying amount is reduced for unamortized loan origination fees received in excess of loan origination costs paid.

** Adjustment based on the U.S. Treasury Securities weekly average yield adjusted to constant maturity of 5 years plus 3%.

Continued

                        METROPOLITAN REALTY CORPORATION

4.      MORTGAGE NOTES RECEIVABLE, Continued:

====================================================================================
                                          Final
                    Interest             Maturity               Periodic
Description           Rate                 Date               Payment Terms
------------------------------------------------------------------------------------
Shopping center      9.17%               June 1994        Monthly payments of
located in                                                interest only of $25,218
St. Clair                                                 until maturity, at which
Shores,                                                   time the remaining unpaid
Michigan                                                  principal balance of
                                                          $3,300,000 is due.

Rehabilitation      11.25%               October 2000     Monthly payments of
of shopping                                               principal and interest of
center located                                            $16,471 until maturity, at
in Detroit,                                               which time the remaining
Michigan                                                  unpaid principal balance
                                                          of approximately
                                                          $1,477,000 is due. The
                                                          note may be prepaid in
                                                          whole, but not in part,
                                                          for a fee based upon the
                                                          rate by which the annual
                                                          yield on certain U.S.
                                                          Treasury securities
                                                          exceeds the yield on the
                                                          note at the time of
                                                          prepayment.

Rehabilitation      11.25%               October 2000     Monthly payments of
of shopping                                               principal and interest of
center located                                            $21,961 until maturity, at
in Detroit,                                               which time the remaining
Michigan                                                  unpaid principal balance
                                                          of approximately
                                                          $1,969,000 is due. The
                                                          loan may be prepaid in
                                                          whole, but not in part,
                                                          and may require payment of
                                                          a fee based upon the rate
                                                          by which the annual yield
                                                          on certain U.S. Treasury
                                                          securities exceeds the
                                                          yield on the note at the
                                                          time of prepayment.
                                                                                   Principal
                                                                                   Amount of
                                                                                 Loans Subject
                                                  Carrying Amount of                   to
                            Face                Mortgages at December 31,*         Delinquent
                  Prior   Amount of             --------------------------         Principal
Description       Liens   Mortgage          1995          1994           1993     and Interest
-----------       -----   ---------         ----          ----           ----    -------------
Shopping center  None    $3,300,000               --            --     $3,300,000
located in
St. Clair
Shores,
Michigan

Rehabilitation   None     1,650,000       $1,575,680     $1,589,953     1,602,673
of shopping
center located
in Detroit,
Michigan

Rehabilitation   None     2,200,000        2,100,907      2,119,938     2,136,897
of shopping
center located
in Detroit,
Michigan

---------
* The carrying amount is reduced for unamortized loan origination fees received in excess of loan origination costs paid.

Continued
                                     F-17


                        METROPOLITAN REALTY CORPORATION

                   NOTES TO FINANCIAL STATEMENTS, Continued

4.      MORTGAGE NOTES RECEIVABLE, Continued:



====================================================================================
                                          Final
                    Interest             Maturity               Periodic
Description           Rate                 Date               Payment Terms
------------------------------------------------------------------------------------
Shopping center     10.25%               April 1997       Monthly payments in
located in            and                                 varying installments of
Detroit,             9.75%                                principal and interest
Michigan                                                  until maturity, at which
                                                          time the remaining
                                                          unpaid principal balance
                                                          of approximately
                                                          $2,277,000 is due. The
                                                          note may be prepaid in
                                                          whole, but not in part,
                                                          for a fee based upon the
                                                          rate by which the annual
                                                          yield on certain U.S.
                                                          Treasury securities
                                                          exceeds the yield on the
                                                          note at the time of
                                                          prepayment.

                                                                                   Principal
                                                                                   Amount of
                                                                                 Loans Subject
                                                  Carrying Amount of                   to
                            Face                Mortgages at December 31,*         Delinquent
                  Prior   Amount of             --------------------------         Principal
Description       Liens   Mortgage          1995          1994           1993     and Interest
-----------       -----   ---------         ----          ----           ----    -------------
Shopping center  None    $2,500,000       $2,329,018     $2,362,444    $2,392,384
located in
Detroit,
Michigan

---------
* The carrying amount is reduced for unamortized loan origination fees received in excess of loan origination costs paid.

Continued

                          METROPOLITAN REALTY CORPORATION

                     4. MORTGAGE NOTES RECEIVABLE, Continued:

====================================================================================
                                          Final
                    Interest             Maturity               Periodic
Description           Rate                 Date               Payment Terms
------------------------------------------------------------------------------------
First Mortgage Notes on Apartment Buildings:
------------------------------------------------------------------------------------
Renovation of       8.0%               August 2000      Monthly payments of
75-unit             and                                 interest only through
building            9.5%                                April 1994 and varying
located in                                              installments of principal
Detroit,                                                and interest from May 1994
Michigan                                                until maturity, at which
                                                        time the remaining unpaid
                                                        principal balance of
                                                        approximately $1,284,000
                                                        is due. The note may be
                                                        prepaid in whole, but
                                                        not in part, and may
                                                        require payment of a fee
                                                        based upon the rate by
                                                        which the annual yield
                                                        on certain U.S. Treasury
                                                        securities exceeds the
                                                        yield on the note at the
                                                        time of prepayment.

                                                                                   Principal
                                                                                   Amount of
                                                                                 Loans Subject
                                                  Carrying Amount of                   to
                            Face                Mortgages at December 31,*         Delinquent
                  Prior   Amount of             --------------------------         Principal
Description       Liens   Mortgage          1995          1994           1993     and Interest
-----------       -----   ---------         ----          ----           ----    -------------
Renovation of    None    $1,260,000**     $1,361,789     $1,369,349    $1,369,463
75-unit
building
located in
Detroit,
Michigan

----------
* The carrying amount is reduced for unamortized loan origination fees received in excess of loan origination costs paid.

** During 1993, the Company modified the terms of this mortgage note, pursuant to which approximately $125,000 of interest was added to the principal balance of the mortgage.


Continued

                        METROPOLITAN REALTY CORPORATION

4.      MORTGAGE NOTES RECEIVABLE, Continued:

====================================================================================
                                          Final
                    Interest             Maturity               Periodic
Description           Rate                 Date               Payment Terms
------------------------------------------------------------------------------------
Renovation of        9.25%              September         Monthly payments of
54-unit                                 2000              principal and interest of
building                                                  $5,800 until maturity, at
located in                                                which time the remaining
Detroit,                                                  unpaid principal balance
Michigan                                                  of approximately $557,000
                                                          is due. The note may be
                                                          prepaid in whole, but
                                                          not in part, and may
                                                          require payment of a fee
                                                          based upon the rate by
                                                          which the annual yield
                                                          on certain U.S. Treasury
                                                          securities exceeds the
                                                          yield on the note at the
                                                          time of prepayment.**

24-unit             10.25%              January           Monthly payments in
building                                2001              varying installments of
located in                                                principal and interest
Detroit,                                                  until maturity, at which
Michigan                                                  time the remaining unpaid
                                                          principal balance of
                                                          approximately $241,000
                                                          is due. The note may be
                                                          prepaid in whole, but
                                                          not in part, and may
                                                          require payment of a fee
                                                          based upon the rate by
                                                          which the annual yield
                                                          on certain U.S. Treasury
                                                          securities exceeds the
                                                          yield on the note at the
                                                          time of prepayment.

                                                                                   Principal
                                                                                   Amount of
                                                                                 Loans Subject
                                                  Carrying Amount of                   to
                            Face                Mortgages at December 31,*         Delinquent
                  Prior   Amount of             --------------------------         Principal
Description       Liens   Mortgage          1995          1994           1993     and Interest
-----------       -----   ---------         ----          ----           ----    -------------
Renovation of    None    $728,000         $614,211       $622,842      $703,403
54-unit
building
located in
Detroit,
Michigan

24-unit          None     275,000          258,623        261,166       263,451
building
located in
Detroit,
Michigan

----------
* The carrying amount is reduced for unamortized loan origination fees received in excess of loan origination costs paid.

** In December 1994, the Company modified the terms of this loan pursuant to which $75,000 of principal was prepaid and the interest rate was reduced from 11% to 9.25%.

Continued

                          METROPOLITAN REALTY CORPORATION

                                    ----------

4.      MORTGAGE NOTES RECEIVABLE, Continued:

====================================================================================
                                          Final
                    Interest             Maturity               Periodic
Description           Rate                 Date               Payment Terms
------------------------------------------------------------------------------------
Renovation of       10.25% and 12.25%   April 1997        Monthly payments in
167 unit                                                  varying installments of
building                                                  principal and interest
located in                                                until maturity, at which
Detroit,                                                  time the remaining unpaid
Michigan                                                  principal balance of
                                                          approximately $1,910,857
                                                          is due. The note may be
                                                          prepaid in whole, but
                                                          not in part, for a fee
                                                          based upon the rate by
                                                          which the annual yield
                                                          on certain U.S. Treasury
                                                          securities exceeds the
                                                          yield on the note at the
                                                          time of prepayment.

205-unit high-      10.00%              August 2000       Monthly payments in
rise apartment                                            varying installments of
building                                                  principal and interest
located in                                                until maturity, at which
Detroit,                                                  time the remaining unpaid
Michigan                                                  principal balance is due.
                                                          The note may be prepaid
                                                          in whole or in part at
                                                          anytime.
                                                                                   Principal
                                                                                   Amount of
                                                                                 Loans Subject
                                                  Carrying Amount of                   to
                            Face                Mortgages at December 31,*         Delinquent
                  Prior   Amount of             --------------------------         Principal
Description       Liens   Mortgage          1995          1994           1993     and Interest
-----------       -----   ---------         ----          ----           ----    -------------
Renovation of    None    $  2,500,000     $ 2,239,156    $ 2,350,670   $  2,418,934
167 unit
building
located in
Detroit,
Michigan

205-unit high-   None         455,000         450,810             --             --
rise apartment
building
located in
Detroit,
Michigan

                           33,769,500      26,964,328     26,393,979     31,049,162       --
                         ------------     -----------    -----------   ------------
Allowance for
loan losses                                (1,600,000)    (1,000,000)    (1,461,500)
                         ------------     -----------    -----------   ------------
Mortgage notes
receivable, net
of allowance
for loan losses           $33,769,500     $25,364,328    $25,393,979   $ 29,587,662       --
                         ============     ===========    ===========   ============

----------
* The carrying amount is reduced for unamortized loan origination fees received in excess of loan origination costs paid.

Continued

                          METROPOLITAN REALTY CORPORATION

                                    ----------

4.      MORTGAGE NOTES RECEIVABLE, Continued:


Aggregate, contractual annual maturities of mortgage note receivable principal are as follows:

                      1996                       $   440,034
                      1997                         5,088,625
                      1998                           283,573
                      1999                         3,631,394
                      2000                        15,361,258
                      2001 and after               2,403,406
                                                 -----------

                                                  27,208,290
Less unamortized net loan
  origination fees                                   243,962
                                                 -----------

                                                 $26,964,328
                                                 ===========

Continued
                                       F-22

                          METROPOLITAN REALTY CORPORATION

                                    ----------

4.      MORTGAGE NOTES RECEIVABLE, continued:

        A reconciliation of the carrying value of mortgage notes receivable for the years ended December 31, 1995, 1994 and 1993 is as follows:

                                                               December 31,
                                                --------------------------------------------
                                                   1995             1994            1993
                                                   ----             ----            ----
Mortgage notes receivable:
Balance, beginning of year                      $ 26,393,979    $ 31,049,162    $ 29,328,358
                                                ------------    ------------    ------------

Additions:
    New mortgage loans                               899,293         150,000       1,800,000
    Amortization of net loan origination fees         50,095         104,008          60,946
    Amortization of loan discount                         --              --          22,886
    Interest deferred until maturity
       of mortgage loan                                   --              --         124,550
                                                ------------    ------------    ------------

               Total additions                       949,388         254,008       2,008,382
                                                ------------    ------------    ------------

Deductions:
    Collections of principal                        (355,151)     (4,876,191)       (211,043)
    Loan origination fees received                   (23,888)        (33,000)        (76,535)
                                                ------------    ------------    ------------

               Total deductions                     (379,039)     (4,909,191)       (287,578)
                                                ------------    ------------    ------------

Balance, close of year                            26,964,328      26,393,979      31,049,162
                                                ------------    ------------    ------------

Allowance for loan losses:
Balance, beginning of year                        (1,000,000)     (1,461,500)     (1,461,500)
                                                ------------    ------------    ------------

(Provisions to) recovery from operations            (600,000)        461,000              --

Balance, close of year                            (1,600,000)     (1,000,000)     (1,461,500)
                                                ------------    ------------    ------------

Mortgage notes receivable, net of
    allowance for loan losses                   $ 25,364,328    $ 25,393,979    $ 29,587,662
                                                ============    ============    ============

During the year ended December 31, 1995, the Company earned approximately $392,000 or 10.4% of its total income on one mortgage note with a carrying value of approximately $4,206,000.

Two mortgage notes carried at an aggregate carrying value of approximately $3,677,000; four mortgage notes carried at an aggregate carrying value of approximately $3,201,000 and two mortgage notes carried at an aggregate carrying value of approximately $2,162,228 at December 31, 1995, made with entities affiliated through common ownership earned the Company $423,940, $313,898 and $204,687, respectively, during the year ended December 31, 1995.

                                    Continued
                                       F-23

                          METROPOLITAN REALTY CORPORATION

                                    ----------

4.      MORTGAGE NOTES RECEIVABLE, continued:

        The Company evaluates its portfolio of mortgage loans on an individual basis, comparing the amount at which the investment is carried to its estimated net realizable value. In making its evaluations, the Company has assumed that it will be able to acquire property collateralizing mortgage loans by foreclosure, if deemed appropriate, and hold and dispose of such assets and real estate currently owned in the ordinary course of business to maximize the return to the Company. The evaluations and related assumptions are dependent upon current estimates of future operations, proceeds, costs, events and general market and economic conditions all of which are influenced by many unpredictable factors. Accordingly, the ultimate realizations of the Company's investments, including future income, may differ from amounts presently estimated.

        The Company adopted Statement of Financial Accounting Standards No. 114, "Accounting by Creditors for Impairment of a Loan" (SFAS 114), as amended by SFAS 118, on January 1, 1995. Under these new standards, a loan is considered impaired, based on current information and events, if it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. The measurement of impaired loans is based on the discounted cash flows of the underlying collateral. The cumulative effect of adopting the provisions of SFAS No. 114 was not significant.

        At December 31, 1995, the total recorded investment in impaired loans, as defined by SFAS 114, was $5,308,000. The allowance related to these loans totaled $1,600,000 at December 31, 1995. During the third quarter of 1995, the Company determined that an $850,000 increase in the allowance related to these loans was necessary as a result of the continued deterioration of the underlying collateral and limited market rent potential on certain loans. In its analysis of the adequacy of the allowance for loan losses, the Company used operating cash flow analyses and other information obtained through an independent valuation of the Company's mortgage portfolio performed in conjunction with the proposed restructuring discussed in Note 11. The Company believes that the allowance for loan losses of $1,600,000 at December 31, 1995 is adequate to properly reflect the portfolio of mortgage loans at estimated net realizable value.


5.      REAL ESTATE OWNED:

        At December 23, 1992, the Company obtained an apartment building located in Detroit, Michigan, through a foreclosure sale. This property was the collateral for a construction loan under which the borrower defaulted during 1992. The carrying value of the property was written down to its estimated fair value at the time of foreclosure of $2,100,000, based upon a July 1992 independent appraisal, net of a $140,000 valuation allowance for the estimated costs to sell the property. At December 31, 1994, the carrying value of the property was reduced to $900,000 to reflect an updated property valuation based on the results of the Company's marketing efforts to locate a buyer for the property. The carrying value of the property was further written down to $555,000 during the quarter ended June 30, 1995 as the result of an offer to purchase the property.


                                     Continued
                                       F-24

                          METROPOLITAN REALTY CORPORATION

                                    ----------

5.      REAL ESTATE OWNED, continued:

        On August 1, 1995, the sale of this property was consummated. In accordance with the terms of the purchase agreement, the Company received $100,000 of the purchase price at the August 1, 1995 settlement date. The remaining $455,000 of the purchase price will be paid, pursuant to the terms of a mortgage note bearing interest at 10% per annum, in monthly installments of principal and interest of $4,889 commencing in September 1995 until maturity in August 2000, at which time the remaining unpaid principal of approximately $375,000 is due. The mortgage note is guaranteed by the borrower and may be prepaid in whole or in part at any time.

        The property's operating income and expenses from the date of foreclosure are reflected in the statement of operations. The net loss from foreclosed property held for sale, for the years ended December 31, 1995, 1994, and 1993 totaled $331,953, $1,295,416 and $337,699 and consisted of the following:

                              1995         1994         1993
                              ----         ----         ----
Rental income              $  432,292   $  661,679   $  553,668
                           ----------   ----------   ----------
Expenses:
  Operating expenses          380,011      840,950      834,503
  Valuation provision         314,421      994,134           --
  Depreciation expense         38,422       65,866           --
  Management fees              23,779       37,538       40,123
  Professional fees             7,612       18,607       16,741
                           ----------   ----------   ----------
    Total expenses            764,245    1,957,095      891,367
                           ----------   ----------   ----------
Net loss from foreclosed
  property held for sale   $  331,953   $1,295,416   $  337,699
                           ==========   ==========   ==========


                                     Continued
                                       F-25

                          METROPOLITAN REALTY CORPORATION

                                    ----------

6.      FINANCIAL INSTRUMENTS:

        The estimated fair value of financial instruments held by the Company at December 31, 1995 and 1994, and the valuation techniques used to estimate the fair value, were as follows:

                                               1995                               1994
                                              ------                             ------

                                      Carrying        Estimated        Carrying         Estimated
                                        Value         Fair Value         Value         Fair Value
                                      --------        ----------       --------        ----------
Cash and cash equivalents           $ 2,446,221      $ 2,446,221      $ 3,529,334      $ 3,529,334

Marketable securities                13,326,733       13,374,423       10,783,048       10,426,099

Mortgage notes receivable, net       25,364,328       25,490,028       25,393,979       25,203,520

Accrued interest and other              282,620          282,620          255,724          255,724
receivables

Accounts payable                        125,532          125,532          184,905          184,905

        Cash and cash equivalents           --     The carrying amount is a
                                                   reasonable estimate of
                                                   fair value.

        Marketable securities               --     The estimated
                                                   fair value of marketable
                                                   securities is estimated
                                                   based on quoted market
                                                   prices.

        Mortgage notes receivable, net      --     The fair value of mortgage
                                                   notes receivable is
                                                   estimated by discounting
                                                   future cash flows using an
                                                   estimated discount rate
                                                   which reflects the current
                                                   credit, interest rate and
                                                   prepayment risks associated
                                                   with similar types of
                                                   instruments.

        Accrued interest and other          --     The carrying amount
        receivables                                is a reasonable
                                                   estimate of fair value.

        Accounts payable                    --     The carrying amount is a
                                                   reasonable estimate of
                                                   fair value.

7.      FEDERAL INCOME TAX:

        A real estate investment trust is not subject to federal income tax on taxable income distributed to its shareholders during its fiscal year and subsequent year, but prior to filing its federal tax return. If, however, the real estate investment trust has retained income within the limits allowed under the federal tax laws, it must pay tax at corporate rates on its undistributed income. Furthermore, if the real estate investment trust fails to distribute, during the fiscal year, an amount equal to 85% of its taxable income for that year, it is subject to a 4% excise tax on the shortfall. The excise tax is not deductible for federal income tax purposes. Income for tax and financial reporting purposes is reconciled as follows:


                                     Continued
                                       F-26

                          METROPOLITAN REALTY CORPORATION

                                    ----------

7.      FEDERAL INCOME TAX, continued:

                                                  1995           1994           1993
                                                  ----           ----           ----
Investment income before income tax on
  undistributed earnings                      $ 1,990,203    $ 2,587,550    $ 2,700,898


Increase (decrease) in taxable income
  resulting from:

    Loan origination and appli-
      cation fees, net                              8,430        (88,845)       (57,324)

    Provision for valuation allowances, net       914,421        532,634             --

    Realized loss on sale of
      foreclosed property                      (1,566,594)            --             --

    Bad debt expense                                   --       (312,000)            --

    Dividends declared on
      investment income                        (1,314,329)    (2,764,623)    (2,673,980)

    Other, net                                    (32,131)        45,284         30,406
                                              -----------    -----------    -----------

      Taxable investment income                        --             --             --
                                              ===========    ===========    ===========

8.      RELATED PARTY TRANSACTIONS:

        The Company was involved in various transactions with affiliates as follows:

       o One of the Company's legal counselors is also a member of the Company's Board of Directors. Fees for legal services provided by the director's law firm amount to $306,394, $153,296 and $57,599 for the years ended December 31, 1995, 1994 and 1993, respectively, of which $227,586 and $70,076 of the fees earned in 1995 and 1994, respectively, relate to the transaction discussed in Note 11. Accrued legal fees of $30,860 and $22,524 are included in accounts payable in the accompanying balance sheet at December 31, 1995 and 1994, respectively.

        o Fees aggregating $23,920, $19,831, and $19,261 for the years ended December 31, 1995, 1994 and 1993, respectively, were earned by a shareholder of the Company for providing various investment and other services to the Company.


                                   Continued
                                     F-27

                        METROPOLITAN REALTY CORPORATION

                                  ---------

8.      RELATED PARTY TRANSACTIONS, continued:

        o Consulting fees under a contractual agreement aggregating $44,520, $42,400 and $40,000 were earned by an officer of the Company in 1995, 1994 and 1993 respectively.

        o During 1995, one of the Company's board members became the vice president of an entity which has a mortgage note with the Company. The carrying amount of the mortgage note receivable totaled $4,206,330 and $4,238,157 at December 31, 1995 and
               1994, respectively and earned the Company $391,854 and $394,843 during the years ended December 31, 1995 and 1994, respectively.


9.      DIVIDEND DECLARATION:

        Under pertinent provisions of the Internal Revenue Code, a real estate investment trust may consider a dividend declared in a subsequent year to be a distribution of income of the immediately prior year and thus reduce income subject to income tax. On March 13, 1996, the Board of Directors of the Company declared a cash dividend of $.11 per share of common stock to its shareholders of record on March 25, 1996, payable on March 29, 1996. Of this dividend, $.01 will be paid from income earned by the Company in 1995. This dividend will be taxable to shareholders as ordinary income.

10.     COMMITMENTS:

        At December 31, 1995, the Company had outstanding loan commitments aggregating $921,000.


11.     OTHER:

        On September 8, 1995, the Company's Board of Directors gave its approval for a proposed restructuring of the Company into a limited liability company ("LLC") and the generation of additional capital through the LLC. The Company expects to raise new capital of $25 to $50 million through the private placement of securities by the LLC. Distributions to current company shareholders under the proposed LLC restructuring are expected to remain consistent with current levels. At December 31, 1995, $626,000 of professional fees have been incurred in connection with this transaction, of which $313,000 have been deferred.



                                   Continued
                                     F-28

                        METROPOLITAN REALTY CORPORATION

12.     INTERIM FINANCIAL INFORMATION (unaudited):

=============================================================================
                                                             Net Investment
                         Total          Net Investment        Income (Loss)
Quarters Ended          Income           Income (Loss)          per Share
-----------------------------------------------------------------------------
Fiscal 1995

December 31           $   913,133          $   764,414           $ .17
September 30              973,527             (183,720)           (.04)(1)
June 30                   926,886              736,626             .16
March 31                  950,513              672,883             .15
                      -----------          -----------           -----

                      $ 3,764,059          $ 1,990,203           $ .44
                      ===========          ===========           =====


Fiscal 1994

December 31           $ 1,052,728          $   250,564           $ .05(2)
September 30              937,150              814,839             .18
June 30                   929,888              809,875             .18
March 31                  938,262              712,272             .16
                      -----------          -----------           -----

                      $ 3,858,028          $ 2,587,550           $ .57
                      ===========          ===========           =====

--------
     1 The results of operations for the third quarter of fiscal year 1995 include a $850,000 increase in the allowance for loan losses and a $200,000 increase in general and administrative expenses for costs associated with the Company's proposed restructuring into a limited liability company. See Notes 4 and 11 to the financial statements.

     2 The results of operations for the fourth quarter of fiscal year 1994 include a $994,000 increase in the valuation provision for foreclosed property held for sale offset by a $462,000 decrease in the allowance for loan losses and recognition of $114,000 in income from loan prepayment penalties. See Notes 4 and 5 to the financial statements.

                        METROPOLITAN REALTY CORPORATION
                                  SCHEDULE II
                       VALUATION AND QUALIFYING ACCOUNTS
             for the years ended December 31, 1995, 1994 and 1993

=======================================================================================================
                                       Additions,         Charged                          Balance
                                       Charged to      (Credited) to                         at
                     Balance at        Costs and           Other                          December
   Description        January 1         Expenses          Accounts       Deductions           31
-------------------------------------------------------------------------------------------------------
Allowance for
Loan Losses:

   1995             $1,000,000             $600,000                                        $1,600,000

   1994              1,461,500                                          $ (461,500) 1       1,000,000

   1993              1,461,500                                                              1,461,500

Valuation
Allowance:

   1995              1,134,134              314,421                     (1,448,555) 2              --

   1994                140,000              994,134                                         1,134,134

   1993                140,000                                                                140,000


1 Decrease in allowance for loan losses was charged against operating expenses.

2   Foreclosed property sold in 1995.

[ BACK COVER - COLUMN 1 ]

        No person is authorized in connection with any offering made hereby to give any information or to make any representation not contained in this Prospectus, and if given or made, such information or representation must not be relied upon as having been authorized by the Company or by any Underwriter. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any security other than the Class B Membership Interests offered hereby, nor does it constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby to any person in any jurisdiction in which it is unlawful to make such an offer or solicitation to such person. Neither the delivery of this Prospectus nor any sale made hereunder shall under any circumstances create any implication that the information contained herein is correct as of any date subsequent to the date hereof.


                              SUMMARY OF TABLE OF
                                   CONTENTS
Prospectus Summary..........................................................1
Risk Factors...............................................................10
The Company................................................................15
The Offering...............................................................18
Estimated Use of Proceeds..................................................18
Plan of Distribution.......................................................19
Investment Objectives and Policies.........................................20
Pro forma Financial Information............................................29
MRC, LCC Pro forma Condensed Balance Sheet.................................30
Selected Financial Data of Metropolitan Realty
        Corporation........................................................31
Management's Discussion and Analysis
        of Financial Condition and
        Results of Operations..............................................32
Southeast Michigan Economy.................................................38
Business and Properties....................................................40
Management of the Company..................................................40
Security Ownership of Certain Beneficial Owners
        and Management.....................................................47
Description of Membership Interests........................................48
Distribution Policy........................................................50
Certain Provisions of Delaware Law
        and the Company's Certificate
        of Formation and Operating
        Agreement..........................................................51
Material Federal Income Tax Considerations.................................52
Considerations for Pension Fund Investors..................................58
Financial Information......................................................59
Legal Matters..............................................................60
Experts....................................................................60
Glossary...................................................................61

Appendix A -- Operating Agreement.........................................A-1
Index to Financial Statements.............................................F-1



[ BACK COVER -- COLUMN 2 ]


                              METROPOLITAN REALTY
                                 COMPANY, LLC




                                  $25,000,000

                         Class B Membership Interests



                                  ---------

                                  PROSPECTUS

                                  ---------




                             ______________ , 1996

                                    PART II
                    INFORMATION NOT REQUIRED IN PROSPECTUS

Item 30. Other Expenses of Issuance and Distribution.

       Securities and Exchange Commission registration fee......$17,241.38
     **Legal fees and expenses..................................$         *
     **Blue Sky fees and expenses...............................$         *
     **Accounting services......................................$         *
     **Printing and engraving fees..............................$         *
     **Escrow Agent's fees......................................$         *
     **Miscellaneous............................................$         *

            Total...............................................$

---------
 *Estimated
**To be supplied by amendment

Item 31.       Sales to Special Parties.

               None.

Item 32.       Recent Sales of Unregistered Securities.

               None.

Item 33.       Indemnification of Directors and Officers.

        Article X of the Company's Operating Agreement provides that the Company shall indemnify a person who was or is a party or is threatened to be made a party to a threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative and whether formal or informal, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Managing Board Member or officer of the Company, or is or was serving at the request of the Company as a director, officer, partner, trustee, employee or agent of another foreign or domestic limited liability company, corporation, partnership, joint venture, trust or other enterprise, whether for profit or not, against expenses, including attorneys' fees, judgments, penalties, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with the action, suit or proceeding, if the person acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company or its Members, and with respect to a criminal action or proceeding, if the person had no reasonable cause to believe his or her conduct was unlawful. The termination of an action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contenders or its equivalent, does not, itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonable believed to be in or not opposed to the best interests of the Company or its Members, and, with respect to a criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

        The Company shall also indemnify a person who was or is a party to or is threatened to be made a party to a threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he or she is or was a Managing Board Member or officer of the Company, or is or was serving at the request of the Company as a director, officer, partner, trustee, employee or agent of another foreign or domestic limited liability company, corporation, partnership, joint venture, trust or other enterprise, whether for profit or not, against expenses, including actual and reasonable attorneys' fees, and amounts paid in settlement incurred by the person in connection with the action or suit, if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the Company or its Members. However, indemnification shall not be made for a claim, issue, or matter in which the person has been found liable to the Company unless and only to the extent that the court in which the action or suit was brought has determined upon application that, despite the adjudication of liability but in view of all circumstances of the case, the person is fairly and reasonably entitled to indemnification for the expenses which the court considers proper.

Item 34.       Treatment of Proceeds from Stock Being Registered.

               Not applicable.

Item 35.       Exhibits and Financial Statement Schedules.

        (a) The following documents are being filed herewith unless otherwise indicated.

                                  Description

               2      Agreement and Plan of Dissolution and Restructuring
between Metropolitan Realty Company, L.L.C. and Metropolitan Realty Corporation.(1)

               3.1 Certificate of Formation of Metropolitan Realty Company, L.L.C.(1)

               3.2 Operating Agreement of Metropolitan Realty Company, L.L.C. (attached hereto as Appendix A).


               3.3 Certificate of Amendment to Certificate of Formation of Metropolitan Realty Company, L.L.C.(3)


               4.1 Operating Agreement of Metropolitan Realty Company, L.L.C. (attached hereto as Appendix A).

               4.2    Specimen Certificate of Class B Membership Interests.(2)

               5.1    Opinion of Bodman, Longley & Dahling LLP(3)

                 8    Opinion of Coopers & Lybrand L.L.P.(4)

               23.1   Consent of Bodman, Longley & Dahling LLP (included in
Exhibit 5.1).(3)

               23.2   Consent of Coopers & Lybrand L.L.P.(3)

               23.3   Consent of Coopers & Lybrand L.L.P.(3)

               23.4   Consent of Coopers & Lybrand L.L.P.

               24.1   Power of Attorney of Wayne S. Doran.(3)

               24.2   Power of Attorney of Robert H. Naftaly.(3)


               99     Form of Escrow Agreement between Metropolitan Realty
Company, L.L.C. and ________________ .

---------
(1) Filed as part of Metropolitan Realty Company, L.L.C.'s Registration Statement on Form S-4 (File No. 33-99694), filed November 21, 1995.

(2) To be filed by amendment.

(3) Previously filed.


(4) Previously filed as Exhibit 5.2.


        (b)    Financial Statement Schedules.

               All financial statement schedules are omitted as they are not applicable, or the required information is included in the selected financial data of Metropolitan Realty Corporation, predecessor of Metropolitan Realty Company, L.L.C.


Item 36.       Undertakings.

        The undersigned registrant hereby undertakes:

               (A) That insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               (B) To file a sticker supplement pursuant to Rule 424(c) under the Act during the distribution period describing each property not identified in the prospectus at such time as there arises a reasonable probability that such property will be acquired and to consolidate all such stickers into a post-effective amendment filed at least once every three months, with the information contained in such amendment provided simultaneously to the existing Class B Members. Each sticker supplement should disclose all compensation and fees received by any Member-Manager and its affiliates in connection with any such acquisition. The post-effective amendment shall include audited financial statements meeting the requirements of Rule 3-14 of Regulation S-X only for properties acquired during the distribution period.

        The registrant also undertakes to file, after the end of the distribution period, a current report on Form 8-K containing the financial statements and any additional information required by Rule 3-14 of Regulation S-X, to reflect each commitment (i.e., the signing of a binding purchase agreement) made after the end of the distribution period involving the use of 10% or more (on a cumulative basis) of the net proceeds of the offering and to provide the information contained in such report to the Class B Members at least once each quarter after the distribution period of the offering has ended.

                                  SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it has reasonable grounds to believe that it meets all of the requirements for filing on Form S-11 and has duly caused this Amendment No. 2 to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Detroit, State of Michigan, on May 6, 1996.



                       METROPOLITAN REALTY COMPANY, L.L.C.


                       By: *
                            Name: Wayne S. Doran
                            Its: Member (Principal Executive Officer)



                       By: *
                            ------------------------------------------
                            Name: Robert H. Naftaly
                            Its: Member (Principal Financial Officer
                                and Principal Accounting Officer)



                       * \s\ F. Thomas Lewand
                       ------------------------------------------
                       F. Thomas Lewand, Attorney-in-Fact


                                 EXHIBIT INDEX

Exhibit No.                                Description                                   Page No.
-----------                                -----------                                   --------

 *2    Agreement and Plan of Dissolution and Restructuring between
       Metropolitan Realty Company, L.L.C. and Metropolitan Realty
       Corporation.......................................................................

 *3.1  Certificate of Formation of Metropolitan Realty Company, L.L.C....................

 *3.2  Operating Agreement of Metropolitan Realty Company, L.L.C.
       (attached hereto as Appendix A)...................................................

 *3.3  Certificate of Amendment to Certificate of Formation of Metropolitan Realty
       Company, L.L.C....................................................................

  4.1  Operating Agreement of Metropolitan Realty Company, L.L.C.
       (attached hereto as Appendix A)...................................................

**4.2  Specimen Certificate of Class B Membership Interests..............................

 *5.1  Opinion of Bodman, Longley & Dahling LLP..........................................

***8   Opinion of Coopers & Lybrand L.L.P................................................

*23.1  Consent of Bodman, Longley & Dahling LLP (included in Exhibit 5.1)................

*23.2  Consent of Coopers & Lybrand L.L.P................................................

*23.3  Consent of Coopers & Lybrand L.L.P................................................

 23.4  Consent of Coopers & Lybrand L.L.P................................................

*24.1  Power of Attorney of Wayne S. Doran...............................................

*24.2  Power of Attorney of Robert H. Naftaly............................................

 99    Form of Escrow Agreement between Metropolitan Realty Company, L.L.C.
       and __________________  ..........................................................

---------
*   Previously filed.
**  To be filed by amendment.
*** Previously filed as Exhibit 5.2.

                                    EXHIBITS